UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds
 (Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1.  Reports to Stockholders.

CITY NATIONAL ROCHDALE FUNDS

2016 SEMI-ANNUAL REPORT

MARCH 31, 2016

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments/Consolidated Schedule of Investments
103	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
107	Statements of Operations/Consolidated Statement of Operations
112	Statements of Changes in Net Assets/Consolidated Statement of Changes in Net Assets
118	Consolidated Statement of Cash Flows
120	Financial Highlights/Consolidated Financial Highlights
125	Notes to Financial Statements/Consolidated Notes to Financial Statements
141	Disclosure of Fund Expenses
144	Board Approval of Advisory and Sub-Advisory Agreements
147	Shareholder Voting Proxy Results

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [75.6%]
FAMC DN
0.200%, 04/11/16	$100,000	$99,995
0.326%, 05/02/16	10,000	9,997
0.400%, 05/04/16	7,000	6,998
0.400%, 05/11/16	10,361	10,356
0.471%, 08/18/16	50,000	49,909
FFCB
0.468%, 04/08/16(A)	27,175	27,157
0.157%, 04/15/16(A)	50,000	49,998
0.412%, 04/18/16(A)	50,000	49,998
0.278%, 04/19/16(A)	50,000	50,003
FHLB
0.529%, 04/01/16(A)	50,000	50,000
0.504%, 04/01/16(A)	50,000	50,000
0.213%, 04/02/16(A)	50,000	50,000
0.473%, 04/12/16(A)	30,000	29,999
0.262%, 04/13/16(A)	50,000	50,000
0.305%, 04/18/16(A)	50,000	50,000
FHLB DN
0.361%, 04/06/16	73,700	73,696
0.185%, 04/13/16	362,700	362,678
0.367%, 04/15/16	117,110	117,093
0.267%, 04/20/16	50,000	49,993
0.312%, 04/22/16	130,000	129,976
0.330%, 04/27/16	100,000	99,976
0.410%, 04/29/16	50,000	49,984
0.371%, 05/04/16	134,545	134,499
0.395%, 05/06/16	33,000	32,987
0.370%, 05/10/16	100,000	99,960
0.385%, 05/11/16	50,000	49,979
0.300%, 05/12/16	39,320	39,307
0.369%, 05/13/16	136,125	136,066
0.400%, 05/18/16(B)	50,000	49,974
0.383%, 05/20/16	150,000	149,922
0.413%, 05/27/16	61,600	61,561
0.387%, 06/08/16	100,000	99,927
0.380%, 06/10/16	44,074	44,042
0.387%, 06/15/16	91,000	90,927
0.369%, 06/17/16	115,000	114,909
0.390%, 06/24/16	50,000	49,955
0.574%, 07/08/16	75,000	74,883
0.581%, 07/13/16	100,000	99,834
0.518%, 07/27/16	50,000	49,916
0.582%, 09/14/16	50,000	49,866
FHLMC
0.875%, 10/14/16	50,000	50,110
FHLMC DN
0.200%, 04/04/16	16,750	16,750
FNMA
0.422%, 04/20/16(A)	50,000	49,997

Total U.S. Government Agency Obligations
(Cost $3,063,177)		3,063,177

Municipal Bonds [6.3%]
California [1.6%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.410%, 04/07/16(A) (D)	14,700	14,700
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.410%, 04/07/16(A) (D)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.410%, 04/07/16(A) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.410%, 04/07/16(A) (D)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.410%, 04/07/16(A) (D)	9,000	9,000

Total California		66,450

Florida [0.2%]
Duval County, Housing Finance Authority, Camri Green Apartments Project, RB, FNMA, AMT
0.460%, 04/07/16(A) (D)	6,300	6,300

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Government Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
New York [3.4%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.490%, 04/07/16(A) (D)	$13,500	$13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.530%, 04/07/16(A) (D)	9,350	9,350
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.390%, 04/06/16(A) (D)	13,300	13,300
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.510%, 04/06/16(A) (D)	18,100	18,100
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.510%, 04/06/16(A) (D)	23,800	23,800
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.430%, 04/06/16(A) (D)	15,000	15,000
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.510%, 04/06/16(A) (D)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.390%, 04/06/16(A) (D)	20,000	20,000

Total New York		138,550

Texas [0.7%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.400%, 04/06/16(A) (D)	13,295	13,295
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.410%, 04/07/16(A) (D)	13,290	13,290

Total Texas		26,585

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.410%, 04/07/16(A) (D)	16,295	16,295

Total Municipal Bonds
(Cost $254,180)		254,180

U.S. Treasury Obligation [3.2%]
U.S. Treasury Notes
0.084%, 04/05/16(A)	130,000	130,000

Total U.S. Treasury Obligation
(Cost $130,000)		130,000

Repurchase Agreements [11.4%]
Barclays (C)
0.300%, dated 03/31/16, repurchased on 04/01/16, repurchase price $3,000,025 (collateralized by various U.S. Government Agency obligations, par values ranging from $5,800 to $2,521,000, 0.300%, 01/31/17 to 08/15/43; with a total market value of $3,060,022)	3,000	3,000
Goldman Sachs (C)
0.290%, dated 03/31/16, repurchased on 04/01/16, repurchase price $48,000,387 (collateralized by a U.S. Government Agency obligation, par value $44,800,000, 5.355%, 11/24/17; with a total market value of $49,000,000)	48,000	48,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Wells Fargo (C)
0.320%, dated 03/31/16, repurchased on 04/01/16, repurchase price $410,003,644 (collateralized by various U.S. Government Agency obligations, par values ranging from $94,000 to $101,000,000, 0.00% to 4.000%, 05/30/16 to 12/01/45; with a total market value of $418,669,085)	$410,000	$410,000

Total Repurchase Agreements
(Cost $461,000)		461,000

Short-Term Investment [3.5%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	141,250,271	141,250

Total Short-Term Investment
(Cost $141,250)		141,250

Total Investments [100.0%]
(Cost $4,049,607)		$4,049,607

Percentages are based on Net Assets of $4,048,713 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2016.
(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(B)	Rate shown is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement.
(D)	Put and Demand Feature — The date reported is the next reset or put date.

ABAG — Association of Bay Area Governments

AMT — Alternative Minimum Tax (subject to)

DN — Discount Note

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,063,177	$—	$3,063,177
Municipal Bonds	—	254,180	—	254,180
U.S. Treasury Obligation	—	130,000	—	130,000
Repurchase Agreements	—	461,000	—	461,000
Short-Term Investment	141,250	—	—	141,250
Total Investments in Securities	$141,250	$3,908,357	$—	$4,049,607

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)
Commercial Paper [64.4%]
Banks [30.4%]
Bank of Nova Scotia (A) (B)
0.406%, 04/25/16	$30,000	$29,992
Bank of Tokyo-Mitsubishi UFJ NY (B)
0.360%, 04/05/16	35,000	34,999
Barclays Bank PLC (B)
0.701%, 05/26/16	35,000	34,963
Credit Agricole Corporate and Investment Bank (B)
0.521%, 04/20/16	10,000	9,997
Credit Suisse NY (B)
0.521%, 04/19/16	10,000	9,997
Macquarie Bank (A) (B)
0.651%, 06/07/16	30,000	29,964
Mizuho Bank (A) (B)
0.641%, 04/04/16	35,000	34,998
National Bank of Canada (A) (B)
0.713%, 05/31/16	30,000	29,964
Societe Generale (B)
0.521%, 04/20/16	10,000	9,997
Standard Chartered Bank (A) (B)
0.611%, 06/01/16	35,000	34,964
Sumitomo Mitsui Banking (A) (B)
0.651%, 04/06/16	35,000	34,997
Westpac Banking (A)
0.651%, 04/05/16	30,000	30,000

Total Banks		324,832

Financial Services [6.1%]
AllianceBernstein (A) (B)
0.570%, 04/15/16	20,000	19,996
AXA Financial (A) (B)
0.751%, 04/12/16	15,000	14,996
Toyota Motor Credit (B)
0.421%, 04/19/16	30,000	29,994

Total Financial Services		64,986

Food & Beverage [6.3%]
Anheuser-Busch InBev Worldwide (A) (B)
0.802%, 04/11/16	35,000	34,992
PepsiCo (A) (B)
0.320%, 05/04/16	32,000	31,991

Total Food & Beverage		66,983

Foreign Agency Obligation [2.3%]
Hydro-Quebec (A) (B)
0.380%, 04/13/16	25,000	24,997

Life & Health Insurance [6.5%]
MetLife Short Term Funding (A) (B)
0.551%, 06/21/16	35,000	34,957
UnitedHealth Group (A) (B)
0.761%, 04/11/16	35,000	34,992

Total Life & Health Insurance		69,949

Machinery [6.2%]
Caterpillar Financial Services (B)
0.450%, 06/01/16	32,000	31,975
John Deere Capital (A) (B)
0.420%, 04/19/16	34,000	33,993

Total Machinery		65,968

Oil & Gas [3.3%]
Total Capital Canada (A) (B)
0.611%, 06/21/16	35,000	34,952

University [3.3%]
University of California (B)
0.360%, 04/04/16	10,000	10,000
0.380%, 04/05/16	25,000	24,999

Total University		34,999

Total Commercial Paper
(Cost $687,666)		687,666

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Prime Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Certificates of Deposit [15.9%]
Banco Del Estado De Chile
0.640%, 07/14/16	$35,000	$35,000
Canadian Imperial Bank of Commerce
0.380%, 04/08/16	30,000	30,000
National Bank of Canada NY
0.648%, 04/13/16	5,000	5,000
Norinchukin Bank NY
0.580%, 04/15/16	35,000	35,000
US Bank
0.790%, 07/20/16	35,000	35,000
Wells Fargo Bank
0.775%, 04/03/16	30,000	30,000

Total Certificates of Deposit
(Cost $170,000)		170,000

U.S. Treasury Obligations [4.7%]
U.S. Treasury Note
0.375%, 04/30/16	30,000	29,998
0.500%, 06/30/16	20,000	20,008

Total U.S. Treasury Obligations
(Cost $50,006)		50,006

Corporate Bonds [1.1%]
Banks [0.7%]
Bank of Montreal, MTN
1.142%, 04/15/16(D)	2,100	2,102
Canadian Imperial Bank of Commerce
1.140%, 04/18/16(D)	3,600	3,603
Toronto-Dominion Bank, MTN
0.792%, 04/13/16(D)	1,500	1,500

Total Banks		7,205

Financial Services [0.4%]
General Electric Capital, MTN
0.821%, 05/11/16(D)	5,000	5,001

Total Corporate Bonds
(Cost $12,206)		12,206

Description	Face Amount (000)/Shares	Value (000)
Repurchase Agreements [13.0%]
Barclays (C)
0.300%, dated 03/31/16, repurchased on 04/01/16, repurchase price $22,000,183 (collateralized by various U.S. Treasury Notes, par values ranging from $2,734,500 to $18,800,000, 2.375% - 2.875%, 03/31/18 to 05/31/18; with a total market value of $22,448,011)	$22,000	$22,000
Goldman Sachs (C)
0.290%, dated 03/31/16, repurchased on 04/01/16, repurchase price $77,000,620 (collateralized by various U.S. Goverment Agency Obligations, par values ranging from $1,000 to $20,200,000, 1.000% - 4.875%, 08/26/16 to 07/15/36; with a total market value of $78,512,450)	77,000	77,000
Wells Fargo (C)
0.320%, dated 03/31/16, repurchased on 04/01/16, repurchase price $40,000,356 (collateralized by a U.S. Government Agency Obligation, par value$38,300,000, 4.000%, 01/01/46; with a total market value of $40,800,000)	40,000	40,000

Total Repurchase Agreements
(Cost $139,000)		139,000

Short-Term Investment [0.9%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.030%*	9,607,914	9,608

Total Short-Term Investment
(Cost $9,608)		9,608

Total Investments [100.0%]
(Cost $1,068,486)		$1,068,486

Percentages are based on Net Assets of $1,068,212 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Prime Money Market Fund (concluded)

*	The rate reported is the 7-day effective yield as of March 31, 2016.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $490,745 (000), representing 45.9% of the net assets of the Fund.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement.
(D)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.

Cl — Class

MTN — Medium Term Note

NY — New York

PLC — Public Limited Company

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$687,666	$—	$687,666
Certificates of Deposit	—	170,000	—	170,000
U.S. Treasury Obligations	—	50,006	—	50,006
Corporate Bonds	—	12,206	—	12,206
Repurchase Agreements	—	139,000	—	139,000
Short-Term Investment	9,608	—	—	9,608
Total Investments in Securities	$9,608	$1,058,878	$—	$1,068,486

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [81.9%]
California [79.0%]
Abag, Finance Authority for Nonprofit, Sharp Healthcare Project, Ser C, RB
0.390%, 04/06/16(A) (B) (C)	$1,300	$1,300
Bay Area Toll Authority, Ser A-2, RB
0.430%, 04/07/16(A) (B) (C)	6,000	6,000
Bay Area Toll Authority, Ser B-2, RB
0.390%, 04/07/16(A) (B) (C)	4,975	4,975
Bay Area Toll Authority, Ser C-1, RB
0.400%, 04/07/16(A) (B) (C)	6,700	6,700
Bay Area Toll Authority, Ser C-2, RB
0.400%, 04/07/16(A) (B) (C)	9,000	9,000
Bay Area Toll Authority, Ser E-1, RB
0.450%, 04/07/16(A) (B) (C)	1,900	1,900
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	1,225	1,225
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	950	950
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	1,315	1,315
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	650	650
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	565	565
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	175	175
California State, Economic Recovery Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/16(D)	5,130	5,190
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB
0.390%, 04/06/16(C)	3,175	3,175
California State, Educational Facilities Authority, Stanford University Project, Ser L-5, RB
0.390%, 04/06/16(A) (C)	100	100
California State, Educational Facilities Authority, Stanford University Project, Ser L-6, RB
0.390%, 04/06/16(A) (C)	400	400
California State, Educational Facilities Authority, Stanford University Project, Ser L-7, RB
0.390%, 04/06/16(A) (C)	1,200	1,200
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.400%, 04/07/16(A) (B) (C)	8,600	8,600
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.340%, 04/01/16(A) (B) (C)	2,780	2,780
California State, Health Facilities Financing Authority, Catholic Health Care Project, Ser H, RB
0.380%, 04/06/16(A) (B) (C)	3,500	3,500

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser H, RB
0.380%, 04/06/16(A) (B) (C)	$11,000	$11,000
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser K, RB
0.410%, 04/06/16(A) (B) (C)	5,000	5,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser I, RB
0.410%, 04/06/16(A) (B) (C)	100	100
California State, Health Facilities Financing Authority, Scripps Health Project, Ser A, RB
0.500%, 04/06/16(A) (B) (C)	200	200
California State, Health Facilities Financing Authority, Scripps Health Project, Ser B, RB
0.460%, 04/07/16(A) (B) (C)	600	600
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.370%, 04/01/16(A) (B) (C)	6,150	6,150
California State, Health Facilities Financing Authority, St. Joseph Health Systen Project, Ser C, RB
0.370%, 04/01/16(B) (C)	200	200
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.380%, 04/06/16(A) (C)	10,000	10,000
California State, Infrastructure & Economic Development Bank, RB
0.440%, 04/07/16(A) (B) (C)	6,145	6,145
California State, Infrastructure & Economic Development Bank, Museum of Nautral History Foundation Project, Ser A, RB
0.290%, 04/01/16(A) (B) (C)	1,230	1,230
California State, Kindergarten Project, Ser A-1, GO
0.320%, 04/01/16(A) (B) (C)	1,500	1,500
California State, Kindergarten Project, Ser A-10, GO
0.390%, 04/07/16(A) (B) (C)	7,900	7,900
California State, Kindergarten Project, Ser A-2, GO
0.290%, 04/01/16(A) (B) (C)	10,745	10,745
California State, Kindergarten Project, Ser A-3, GO
0.340%, 04/01/16(A) (B) (C)	1,900	1,900
California State, Kindergarten Project, Ser A5, GO
0.320%, 04/01/16(A) (B) (C)	4,500	4,500
California State, Kindergarten Project, Ser A-6, GO
0.350%, 04/07/16(A) (B) (C)	600	600
California State, Kindergarten Project, Ser A-8, GO
0.390%, 04/07/16(A) (B) (C)	10,000	10,000
California State, Kindergarten Project, Ser B-1, GO
0.320%, 04/01/16(A) (B) (C)	300	300
California State, Kindergarten Project, Ser B-2, GO
0.290%, 04/01/16(A) (B) (C)	2,835	2,835
California State, Kindergarten Project, Ser B-4, GO
0.350%, 04/07/16(A) (B) (C)	900	900
California State, Kindergarten Project, Ser B-5, GO
0.360%, 04/07/16(A) (B) (C)	500	500
California State, Kindergarten Project, Ser B-6, GO
0.400%, 04/07/16(A) (B) (C)	500	500
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, RB
0.320%, 04/01/16(A) (C)	2,950	2,950
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, Ser B, RB
0.320%, 04/01/16(A) (C)	2,220	2,220
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, Ser B-5, RB
0.390%, 04/06/16(A) (B) (C)	21,000	21,000
California State, Municipal Finance Authority, RB
0.360%, 04/01/16(A) (C)	3,000	3,000
California State, Ser A-1, GO
0.340%, 04/01/16(A) (B) (C)	230	230

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Ser A-2, GO
0.320%, 04/01/16(A) (B) (C)	$600	$600
California State, Ser B-1, GO
0.530%, 04/06/16(A) (B) (C)	2,200	2,200
California State, Ser B-1, GO
0.360%, 04/06/16(A) (B) (C)	25,000	25,000
California State, Ser B-4, GO
0.370%, 04/06/16(A) (B) (C)	1,500	1,500
California State, Ser B-7, GO
0.320%, 04/01/16(A) (B) (C)	100	100
California State, Ser C-1, GO
0.360%, 04/07/16(A) (B) (C)	350	350
California Statewide, Communities Development Authority, John Muir Health Project, Ser A, RB
0.340%, 04/01/16(A) (B) (C)	2,875	2,875
California Statewide, Communities Development Authority, John Muir Health Project, Ser C, RB
0.360%, 04/01/16(A) (B) (C)	700	700
California Statewide, Communities Development Authority, Ser A, RB
0.400%, 04/06/16(A) (B) (C)	100	100
California Statewide, Communities Development Authority, Ser A, RB, AMT
0.380%, 04/06/16(A) (B) (C)	535	535
Central Basin Municipal Water District, Ser B, COP
0.400%, 04/06/16(A) (B) (C)	650	650
Chino Basin Regional Financing Authority, RB
0.410%, 04/06/16(A) (B) (C)	3,000	3,000
City & County of San Francisco California, Ser B, GO
5.000%, 06/15/16	525	530
Coast Community College District, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/21(D)	350	356
Coast Community College District, Ser C, GO, AGM
Pre-Refunded @ 38
0.404%, 08/01/34(D) (F)	1,000	377
Contra County, Housing & Finance Authority, Multi-Family Housing Project, Ser B, RB, FNMA
0.380%, 04/06/16(A) (C)	9,900	9,900
County of Orange California Airport Revenue, Ser B, RB
5.000%, 07/01/16	1,025	1,037
County of Santa Cruz California, GO
2.000%, 06/30/16	5,000	5,021
County of Ventura California, GO
2.000%, 07/01/16	15,000	15,064
East Bay Municipal Utility District Wastewater System Revenue, Ser A, RB
4.000%, 06/01/16	200	201
East Bay, Municipal Utility District Water System Revenue, GO
0.080%, 04/06/16	5,000	5,000
East Bay, Municipal Utility District Water System Revenue, Ser A-2, RB
0.390%, 04/06/16(A) (C)	2,990	2,990
East Bay, Municipal Utility District Water System Revenue, Ser B, RB
5.000%, 06/01/16	260	262
East Bay, Municipal Utility District Water System Revenue, Sub-Ser A-4-RMKT, RB
0.350%, 04/06/16(A) (C)	8,700	8,700
East Bay, Municipal Utility District, Ser A-1, RB
0.350%, 04/06/16(A) (C)	3,500	3,500
East Bay, Municipal Utility District, Ser A-3, RB
0.390%, 04/06/16(A) (C)	150	150
Eastern Municipal Water District, Ser C, COP
0.380%, 04/06/16(A) (C)	8,475	8,475
Elsinore Valley, Municipal Water District, Ser A, COP
0.390%, 04/06/16(A) (B) (C)	3,040	3,040
Elsinore Valley, Municipal Water District, Ser B, COP
0.390%, 04/06/16(A) (B) (C)	9,000	9,000
Hayward, Unified School District, GO
Pre-Refunded @ 100
5.000%, 08/01/33(D)	320	325
Irvine Ranch, Water District, SAB
0.390%, 04/07/16(A) (B) (C)	5,200	5,200

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Irvine Ranch, Water District, Ser A, SAB
0.340%, 04/01/16(A) (B) (C)	$1,735	$1,735
Irvine Ranch, Water District, Ser B, SAB
0.010%, 04/01/16(A) (B) (C)	9,145	9,145
Irvine, Unified School District, Ser 2014-A, SPL Tax
0.340%, 04/01/16(A) (B) (C)	2,100	2,100
Irvine, Unified School District, Ser 2014-C, SPL Tax
0.340%, 04/01/16(A) (B) (C)	5,500	5,500
Irvine, Unified School District, Ser B, SPL Tax
0.410%, 04/06/16(A) (B) (C)	9,220	9,220
JPMorgan Chase Putters, Ser 2015-ZF0159, GO
0.450%, 04/07/16(C) (E) (G)	7,500	7,500
JPMorgan Chase Putters, Ser 2015-ZF0179, GO
0.450%, 04/07/16(C) (E) (G)	3,050	3,050
JPMorgan Chase Putters, Ser 2015-ZF0181, RB
0.450%, 04/07/16(C) (E) (G)	6,750	6,750
JPMorgan Chase Putters, Ser 2015-ZF0182, RB
0.450%, 04/07/16(C) (E) (G)	3,000	3,000
JPMorgan Chase Putters, Ser 2015-ZF0188, RB
0.450%, 04/07/16(C) (E) (G)	1,385	1,385
JPMorgan Chase Putters, Ser 2015-ZF0243, RB
0.450%, 04/07/16(C) (E) (G)	2,920	2,920
JPMorgan Chase Putters, Ser 2015-ZF0250, GO
0.450%, 04/07/16(C) (E) (G)	5,410	5,410
JPMorgan Chase Putters, Ser 3365, RB
0.450%, 04/07/16(C) (E) (G)	7,730	7,730
JPMorgan Chase Putters, Ser 3962, RB
0.450%, 04/07/16(C) (E) (G)	4,345	4,345
JPMorgan Chase Putters, Ser 3969, RB
0.450%, 04/07/16(C) (E) (G)	5,000	5,000
JPMorgan Chase Putters, Ser ZF0190, RB
0.450%, 04/07/16(C) (E) (G)	1,835	1,835
Livermore, Ser A, COP
0.400%, 04/07/16(A) (B) (C) (G)	2,900	2,900
Livermore, Ser B, COP
0.400%, 04/07/16(A) (B) (C) (G)	6,095	6,095
Los Angeles California, GO
2.000%, 06/30/16	500	502
Los Angeles County Metropolitan Transportation Authority, RB
2.500%, 07/01/16	250	251
Los Angeles County, RB, TRAN
5.000%, 06/30/16	10,075	10,191
Los Angeles Department of Water & Power, Ser A, RB
2.000%, 07/01/16	900	904
Los Angeles Department of Water & Power, Sub-Ser A-4-REMK, RB
0.350%, 04/01/16(A) (C)	6,100	6,100
Los Angeles Unified School District, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/16(D)	900	910
Los Angeles Unified School District, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/16(D)	200	202
Los Angeles Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/16(D)	1,000	1,012
Los Angeles Unified School District, Ser G, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/16(D)	300	303
Los Angeles, Department of Water & Power, Ser B-5, RB
0.100%, 04/07/16(A) (C)	100	100
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB
0.310%, 04/01/16(A) (C)	4,500	4,500
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.400%, 04/07/16(A) (C)	6,400	6,400
Los Angeles, Unified School District, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/18(D)	840	850
Los Angeles, Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/16(D)	100	101

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/30(D)	$2,475	$2,504
Los Angeles, Unified School District, Ser S, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/18(D)	100	101
Los Angeles, Wastewater System Revenue, Ser B, RB
4.000%, 06/01/16	2,975	2,994
Los Angeles, Water & Power Resource Authority, Sub-Ser B-3, RB
0.320%, 04/01/16(A) (C)	3,700	3,700
Metropolitan Water District of Southern California, Ser A-1, RB
0.600%, 04/07/16(A) (C)	12,500	12,500
Metropolitan Water District of Southern California, Ser A-2, RB
0.600%, 04/07/16(A) (C)	7,500	7,500
Metropolitan Water District of Southern California, Ser A-2, RB
0.390%, 04/07/16(A) (C)	3,500	3,500
Metropolitan Water District of Southern California, Ser A-3, RB
0.600%, 04/07/16(A) (C)	6,000	6,000
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/16	250	253
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/16	145	147
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	670	676
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	200	202
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	175	176
Metropolitan Water District of Southern California, Ser C, RB
5.000%, 07/01/16	125	126
Metropolitan Water District of Southern California, Ser C, RB
5.000%, 07/01/16	275	278
Metropolitan Water District of Southern California, Ser D, RB
0.390%, 04/07/16(A) (C)	1,200	1,200
Modesto, Water Revenue, Ser A, COP, AGC
0.480%, 04/07/16(A) (B) (C)	200	200
Monrovia, Unified School District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/31(D)	675	686
Monterey Peninsula, Water Management District, COP
0.520%, 04/07/16(A) (B) (C)	5,467	5,467
Orange County, Fire Authority, GO
2.000%, 06/30/16	7,000	7,029
Orange County, Municipal Improvement Authority, SAB
0.490%, 04/06/16(A) (B) (C)	7,213	7,213
Orange County, Water District Authority, Ser A, COP
0.390%, 04/06/16(A) (B) (C)	25,050	25,050
Port of Los Angeles, Ser A, RB
2.000%, 08/01/16	2,505	2,520
Redondo Beach, Unified School District, Ser A, GO
Pre-Refunded @ 102
5.125%, 08/01/37(D)	150	155
Riverside County, RB, TRAN
2.000%, 06/30/16	6,000	6,025
Sacramento County, Sanitation Districts Financing Authority, RB, NATL
Pre-Refunded @ 100
5.000%, 12/01/19(D)	1,100	1,109
Sacramento County, Sanitation Districts Financing Authority, RB, NATL
Pre-Refunded @ 100
5.000%, 12/01/29(D)	1,215	1,225
Sacramento, Municipal Utility District, Ser L, RB
0.400%, 04/07/16(A) (B) (C)	2,685	2,685

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
San Bernardino County, Ser A, GO
2.000%, 06/30/16	$7,000	$7,030
San Bernardino, Community College District, Ser C, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/27(D)	125	127
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/16	1,000	1,000
San Diego County, Regional Transportation Commission, Ser B, RB
0.380%, 04/07/16(A) (C)	480	480
San Diego County, Regional Transportation Commission, Ser C, RB
0.460%, 04/07/16(A) (C)	100	100
San Diego County, Regional Transportation Commission, Ser D, RB
0.400%, 04/07/16(A) (C)	12,540	12,540
San Diego County, Unified School District, RAN, TRAN
2.000%, 06/30/16	1,500	1,507
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 36B, RB
0.350%, 04/06/16(A) (B) (C)	600	600
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 37C-RMKT, RB
0.390%, 04/06/16(A) (B) (C)	17,000	17,000
San Francisco City & County, RB
0.380%, 04/06/16(A) (C)	2,590	2,590
San Francisco City & County, Redevelopment Agency, Ser C, RB, AMT
0.450%, 04/06/16(A) (B) (C)	700	700
San Francisco City & County, Ser B, RB, AMT
0.450%, 04/07/16(A) (B) (C)	3,475	3,475
San Francisco Community College District, Ser C, GO, AGM
Pre-Refunded @ 100
5.000%, 06/15/16(D)	145	146
San Francisco Unified School District, GO
5.000%, 08/31/16	8,000	8,160
San Francisco Unified School District, Ser A, GO
3.000%, 06/15/16	5,400	5,431
San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
4.750%, 05/01/16(D)	12,675	12,721
San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
4.500%, 05/01/16(D)	235	236
San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
5.000%, 05/01/16(D)	150	151
San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
5.000%, 05/01/16(D)	425	427
San Jose, Unified School District, Ser C, GO, NATL
Pre-Refunded @ 100
5.250%, 08/01/16(D)	600	610
San Mateo, Joint Powers Financing Authority, Public Safety Project, Ser A, RB
0.420%, 04/07/16(A) (B) (C)	5,000	5,000
San Ramon Valley, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/16(D)	100	102
Santa Clara Valley, Transportation Authority, Ser A, RB
0.380%, 04/07/16(A) (C)	7,600	7,600
Santa Clara Valley, Transportation Authority, Ser C, RB
0.500%, 04/07/16(A) (C)	540	540
Santa Clara Valley, Transportation Authority, Ser C, RB
0.460%, 04/07/16(A) (C)	7,300	7,300
Santa Clara Valley, Transportation Authority, Ser D, RB
0.490%, 04/07/16(A) (C)	10,000	10,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
South San Francisco Unified School District, Ser C, GO, ETM
0.410%, 06/01/16(F)	$300	$300
Southern California, Metropolitan Water District, Ser B-3, RB
0.340%, 04/01/16(A) (C)	3,450	3,450
Southern California, Public Power Authority, RB
5.000%, 07/01/16	550	556
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.400%, 04/06/16(A) (B) (C)	5,045	5,045
State of California Department of Water Resources Power Supply Revenue, Ser L, RB
5.000%, 05/01/16	1,600	1,606
State of California Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/16	965	969
State of California, Ser A, GO, ETM
5.000%, 07/01/16	1,060	1,072
Tamalpais Unified High School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/16(D)	450	457
University of California, Regents Medical Center, Ser B-1, RB
0.310%, 04/01/16(A) (C)	1,375	1,375
University of California, Ser AB, RB
5.000%, 05/15/16	300	302
University of California, Ser AF, RB
5.000%, 05/15/16	1,000	1,006
University of California, Ser D, RB, FGIC
Pre-Refunded @ 101
5.000%, 05/15/37(D)	1,000	1,016
University of California, Ser D, RB, NATL
Pre-Refunded @ 101
5.000%, 05/15/19(D)	460	467
University of California, Ser D, RB, NATL
Pre-Refunded @ 101
5.000%, 05/15/16(D)	1,025	1,041
University of California, Ser D, RB, NATL
Pre-Refunded @ 101
5.000%, 05/15/16(D)	200	203
University of California, Ser L, RB
Pre-Refunded @ 101
5.000%, 05/15/16(D)	250	254
University of California, Ser Z-1, RB
0.370%, 04/07/16(A) (C)	25,875	25,875
Ventura County, Public Financing Authority, Ser 2015-ZF2065, RB
0.460%, 04/07/16(A) (C) (E)	5,630	5,630
Ventura County, Public Financing Authority, Ser 2015-ZF2066, RB
0.460%, 04/07/16(A) (C) (E)	5,685	5,685
West Covina, Public Financing Authority, Golf Course Project, Ser B, RB
0.380%, 04/06/16(A) (B) (C)	800	800
West Covina, Public Financing Authority, Ser A, RB
0.380%, 04/06/16(A) (B) (C)	300	300
West Valley-Mission Community College District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/16(D)	1,265	1,285

Total California		672,077

Connecticut [0.0%]
Hartford City, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/15/16(D)	100	101

New York [1.0%]
New York City, Water & Sewer System, RB
0.360%, 04/01/16(A) (C)	1,855	1,855
New York State, Dormitory Authority, Ser D, RB
Pre-Refunded @ 100
5.000%, 03/15/19(D)	100	102
New York State, Housing Finance Agency, Ser B, RB
0.450%, 04/06/16(A) (B) (C)	7,000	7,000

Total New York		8,957

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Texas [0.1%]
JPMorgan Chase Putters, Ser 2016-ZF0282, RB
0.440%, 04/07/16(A) (C) (E) (G)	$600	$600

Washington [0.7%]
Washington State, Housing Finance Commission, Eagles Lending Apartments Project, Ser A, RB, FNMA, AMT
0.410%, 04/07/16(A) (C)	6,365	6,365

Wyoming [1.1%]
Wyoming Community Development Authority, Ser 11, RB, AMT
0.450%, 04/07/16(A) (C)	6,000	6,000
Wyoming Community Development Authority, Ser 6, RB, AMT
0.450%, 04/07/16(A) (C)	3,000	3,000

Total Wyoming		9,000

Total Municipal Bonds
(Cost $697,100)		697,100

Commercial Paper [16.4%]
California [2.7%]
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.100%, 05/04/16(C)	18,550	18,550
East Bay Municipal Utility District, Ser A-1, GO
0.100%, 05/03/16	4,000	4,000

Total California		22,550

California [13.7%]
California State, Educational Facilities Authority
0.480%, 05/05/16	25,000	25,000
City & County of San Francisco
0.550%, 05/12/16	11,088	11,088
East Bay Municipal Utility District, Ser A-2
0.050%, 05/03/16	5,000	5,000
Los Angeles County Capital Asset Leasing
0.400%, 04/13/16	3,150	3,150
Municipal Improvement Corp of Los Angeles
0.030%, 04/04/16	3,000	3,000
0.030%, 04/05/16	5,000	5,000
Public Utilities Commission of the City and County of San Francisco
0.070%, 05/12/16	15,000	15,000
Sacramento, Municipal Utility District
0.050%, 05/04/16	5,000	5,000
San Diego County, Water Authority
0.030%, 04/06/16	15,000	15,000
State of California
0.430%, 05/09/16	5,000	5,000
0.430%, 05/10/16	8,000	8,000
0.040%, 04/04/16	5,575	5,575
0.040%, 04/05/16	11,000	11,000

Total California		116,813

Total Commercial Paper
(Cost $139,363)		139,363

Total Investments [98.3%]
(Cost $836,463)		$836,463

Percentages are based on Net Assets of $850,523 (000).

(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $60,840 (000), representing 7.2% of the net assets of the Fund.

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(G)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2016.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Money Market Fund (concluded)

AGC — American General Contractors

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TRAN — Tax and Revenue Anticipation Note

As of March 31, 2016, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [45.9%]
FFCB
0.619%, 04/26/16(A)	$5,000	$5,002
FHLB
2.375%, 06/10/22	3,000	3,131
FHLMC
1.250%, 05/12/17	2,350	2,365
1.000%, 09/29/17	4,130	4,145
FNMA
5.000%, 02/13/17	5,180	5,374
2.430%, 10/09/19	5,805	5,515
1.875%, 02/19/19	445	457
1.750%, 06/20/19	4,525	4,626
1.625%, 11/27/18	5,000	5,099
1.625%, 01/21/20	5,000	5,086
1.500%, 11/30/20	5,000	5,050
0.875%, 02/08/18	5,500	5,513
0.875%, 05/21/18	4,500	4,506
0.452%, 07/20/17(A)	4,455	4,449
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	8,718

Total U.S. Government Agency Obligations
(Cost $68,298)		69,036

U.S. Treasury Obligations [37.7%]
U.S. Treasury Bonds
2.195%, 11/15/21(B)	6,100	5,644
U.S. Treasury Notes
3.250%, 03/31/17	2,000	2,052
3.000%, 02/28/17	2,415	2,467
2.875%, 03/31/18	5,000	5,209
2.750%, 02/28/18	5,000	5,191
2.000%, 11/30/20	5,000	5,179
1.750%, 10/31/18	3,500	3,584
1.625%, 06/30/20	2,800	2,856
1.500%, 12/31/18	4,550	4,632
1.375%, 06/30/18	3,400	3,445
1.375%, 09/30/18	5,000	5,071
1.375%, 04/30/20	3,500	3,536
1.125%, 12/31/19	4,700	4,714
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/20	2,924	2,985

Total U.S. Treasury Obligations
(Cost $55,698)		56,565

U.S. Government Mortgage-Backed Obligations [13.4%]
FNMA, Pool AS4877
3.000%, 04/01/30	2,969	3,103
FHLMC, Pool G15696
3.000%, 12/01/30	2,958	3,097
FHLMC, Ser 2011-3874, Cl JA, Pool FHR
3.000%, 04/15/25	2,030	2,072
FNMA, Ser 2015-93, Cl AD, Pool FNR
2.000%, 11/25/30	2,402	2,437
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	780	793
FNMA, Pool FN0004
3.619%, 12/01/20	4,914	5,312
FNMA, Ser 2010-123, Cl HA
2.500%, 03/25/24	2,590	2,621
FNMA ARM, Pool 766620
2.284%, 01/01/15(A)	140	145
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	134	134
GNMA, Pool 329656
8.000%, 08/15/22	4	4
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	4	5
GNMA, Pool 584992
7.500%, 04/15/32	27	29
GNMA ARM, Pool G2 81318
1.750%, 04/01/15(A)	204	212
GNMA ARM, Pool G2 81447
1.875%, 04/01/15(A)	40	42

Total U.S. Government Mortgage-Backed Obligations
(Cost $19,901)		20,008

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Municipal Bond [0.2%]
California [0.2%]
Southern California Public Power Authority, Sub-Ser B, AGM
6.930%, 05/15/17	$300	$320

Total Municipal Bond
(Cost $320)		320

Short-Term Investments [2.5%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%*‡	1,844,995	1,845
SEI Daily Income Trust Government Fund, Cl A, 0.120%*	1,844,979	1,845

Total Short-Term Investments
(Cost $3,690)		3,690

Total Investments [99.7%]
(Cost $147,907)		$149,619

Percentages are based on Net Assets of $150,014 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guaranty Municipal

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$69,036	$—	$69,036
U.S. Treasury Obligations	—	56,565	—	56,565
U.S. Government Mortgage-Backed Obligations	—	20,008	—	20,008
Municipal Bond	—	320	—	320
Short-Term Investments	3,690	—	—	3,690
Total Investments in Securities	$3,690	$145,929	$—	$149,619

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [88.9%]
Auto-Med and Heavy Duty Trks [0.8%]
PACCAR Financial, MTN
1.750%, 08/14/18	$1,000	$1,005

Banks [13.5%]
Bank of America, MTN
6.400%, 08/28/17	400	425
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,518
Barclays Bank, MTN
2.060%, 04/10/16(A)	1,950	1,932
Capital One
2.350%, 08/17/18	500	503
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	2,500	2,528
JPMorgan Chase
6.300%, 04/23/19	2,000	2,262
6.000%, 01/15/18	405	436
National Australia Bank, MTN
2.750%, 03/09/17	480	487
Nordea Bank
2.375%, 04/04/19(B)	1,000	1,018
Standard Chartered, MTN
1.700%, 04/17/18(B)	3,000	2,952
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,413

Total Banks		17,474

Broadcasting & Cable [1.2%]
CBS
4.300%, 02/15/21	1,400	1,515

Computer System Design & Services [3.1%]
Apple
2.850%, 02/23/23	1,000	1,037
Hewlett Packard Enterprise
2.353%, 04/05/16(A) (B)	3,000	3,005

Total Computer System Design & Services		4,042

Computers-Memory Devices [0.8%]
NetApp
2.000%, 12/15/17	1,000	998

Diagnostic Equipment [0.5%]
Danaher
1.650%, 09/15/18	700	710

Diversified Minerals [0.9%]
Teck Resources
3.150%, 01/15/17	1,250	1,200

Diversified Operations [2.7%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,495
Siemens Financieringsmaatschappij
5.750%, 10/17/16(B)	2,000	2,053

Total Diversified Operations		3,548

Drugs [0.8%]
AbbVie
2.500%, 05/14/20	1,000	1,018

Electric Utilities [2.6%]
American Electric Power
1.650%, 12/15/17	1,000	994
Commonwealth Edison
6.950%, 07/15/18	1,000	1,108
Exelon Generation
6.200%, 10/01/17	1,200	1,276

Total Electric Utilities		3,378

Financial Services [17.4%]
American Honda Finance
1.600%, 02/16/18(B)	1,900	1,911

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Daimler Finance North America
2.250%, 07/31/19(B)	$2,900	$2,941
Ford Motor Credit
2.551%, 10/05/18	2,000	2,007
2.375%, 01/16/18	1,000	1,002
GE Capital International Funding, MTN
0.964%, 04/15/16(B)	2,913	2,913
Harley Davidson Funding
6.800%, 06/15/18(B)	2,500	2,761
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	1,000	1,004
Toyota Motor Credit, MTN
2.050%, 01/12/17	4,000	4,043
VW Credit, MTN
1.875%, 10/13/16	3,000	3,000
Western Union
5.930%, 10/01/16	1,000	1,022

Total Financial Services		22,604

Food, Beverage & Tobacco [2.3%]
Anheuser-Busch InBev Finance
1.879%, 05/02/16(A)	2,000	2,035
Kraft Heinz Foods
2.000%, 07/02/18(B)	1,000	1,009

Total Food, Beverage & Tobacco		3,044

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20	250	253

Insurance [2.5%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,038
Genworth Holdings
7.700%, 06/15/20	1,400	1,236

Total Insurance		3,274

Investment Banker/Broker Dealer [8.4%]
Deutsche Bank
1.400%, 02/13/17	2,500	2,490
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,754
2.625%, 01/31/19	500	510
Jefferies Group
5.125%, 01/20/23	1,300	1,305
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,204
Morgan Stanley
3.750%, 02/25/23	2,000	2,084
Morgan Stanley, MTN
5.950%, 12/28/17	465	498

Total Investment Banker/Broker Dealer		10,845

Medical Labs and Testing Srv [1.2%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,506

Medical-HMO [1.2%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,511

Multi-line Insurance [2.1%]
MetLife
4.750%, 02/08/21	2,400	2,667

Petroleum & Fuel Products [6.1%]
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,030
Korea National Oil, MTN
2.750%, 01/23/19(B)	1,500	1,535
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,260
Total Capital International
2.875%, 02/17/22	4,000	4,105

Total Petroleum & Fuel Products		7,930

Real Estate Investment Trusts [5.2%]
American Tower
7.250%, 05/15/19	1,200	1,370
HCP
5.625%, 05/01/17	1,000	1,037
Kimco Realty
6.875%, 10/01/19	1,080	1,243
Simon Property Group
2.500%, 09/01/20	2,000	2,037
Welltower
4.700%, 09/15/17	1,000	1,039

Total Real Estate Investment Trusts		6,726

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Regional Authority [1.7%]
Province of Ontario Canada
4.400%, 04/14/20	$2,000	$2,217

Retail [3.6%]
AutoZone
4.000%, 11/15/20	1,400	1,493
Lowe’s
6.100%, 09/15/17	3,000	3,216

Total Retail		4,709

Security Brokers & Dealers [4.0%]
Bank of America, MTN
1.482%, 04/01/19(A)	2,600	2,575
HSBC Holdings
3.400%, 03/08/21	2,500	2,551

Total Security Brokers & Dealers		5,126

Telephones & Telecommunications [4.6%]
America Movil
5.000%, 03/30/20	2,600	2,877
AT&T
3.600%, 02/17/23	2,000	2,078
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,010

Total Telephones & Telecommunications		5,965

Trucking & Leasing [1.5%]
Penske Truck Leasing
4.875%, 07/11/22(B)	1,100	1,175
3.750%, 05/11/17(B)	750	762

Total Trucking & Leasing		1,937

Total Corporate Bonds
(Cost $114,390)		115,202

Municipal Bonds [5.4%]
California [1.2%]
State of California, GO
6.200%, 03/01/19	1,300	1,469

Florida [3.2%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,178

Description	Face Amount (000)/Shares	Value (000)
New York [1.0%]
New York State Urban Development, RB
2.790%, 03/15/21	$1,205	$1,258

Total Municipal Bonds
(Cost $6,826)		6,905

Closed-End Fund [2.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund(C)	318,927	3,272

Total Closed-End Fund
(Cost $3,250)		3,272

Asset-Backed Security [2.3%]
Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A3
1.400%, 06/15/18	3,000	3,006

Total Asset-Backed Security
(Cost $3,000)		3,006

U.S. Government Mortgage-Backed Obligation [0.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	13	13

Total U.S. Government Mortgage-Backed Obligation
(Cost $13)		13

Short-Term Investments [0.3%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%* ‡	296,830	297
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.290%*	78,288	78

Total Short-Term Investments
(Cost $375)		375

Total Investments [99.4%]
(Cost $127,854)		$128,773

Percentages are based on Net Assets of $129,609 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

*	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $28,738 (000), representing 22.2% of the net assets of the Fund.

(C)	Security is considered illiquid. The total value of such security as of March 31, 2016, was $3,272 (000) and represented 2.5% of the net assets of the Fund.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$115,202	$—	$115,202
Municipal Bonds	—	6,905	—	6,905
Closed-End Fund	3,272	—	—	3,272
Asset-Backed Security	—	3,006	—	3,006
U.S. Government Mortgage-Backed Obligation	—	13	—	13
Short-Term Investments	375	—	—	375
Total Investments in Securities	$3,647	$125,126	$—	$128,773

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.3%]
Alabama [0.3%]
Industrial Development Board of the Mobile Alabama, RB
1.625%, 07/15/16(A)	$250	$252

California [92.5%]
Abag, Finance Authority for Nonprofit, Sharp Healthcare, Ser A, RB
Callable 08/01/21 @ 100
6.000%, 08/01/30(B)	1,000	1,219
Bay Area Toll Authority, Ser C, RB
Callable 10/01/18 @ 100
1.875%, 04/01/16(A) (B)	1,200	1,224
Bay Area Toll Authority, Ser D, RB
Callable 10/01/19 @ 100
1.875%, 04/01/34(A) (B)	750	770
Brea, Redevelopment Agency Successor, Redevelopment Project AB, SPL Tax
Callable 08/01/23 @ 100
5.000%, 08/01/25(B)	500	600
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	580
California State University, Ser A
Callable 05/01/26 @ 100
5.000%, 11/01/27(B)	240	303
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20(B)	200	215
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26(B)	100	124
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27(B)	100	122
California State, GO
4.000%, 03/01/18	1,000	1,062
California State, GO
4.000%, 02/01/19	1,000	1,088
California State, GO
5.000%, 11/01/19	1,000	1,142
California State, GO
5.000%, 09/01/20	1,000	1,170
California State, GO
5.000%, 09/01/21	1,200	1,435
California State, GO
5.000%, 12/01/21	1,000	1,203
California State, GO
5.250%, 09/01/22	1,000	1,236
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22(B)	1,025	1,204
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26(B)	1,000	1,232
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27(B)	500	613
California State, GO
Callable 09/01/26 @ 100
4.000%, 09/01/28(B)	1,000	1,153
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A) (B)	1,000	1,062
California State, GO
Callable 06/01/18 @ 100
1.136%, 04/01/16(A) (B)	1,000	1,002
California State, GO
Callable 04/01/18 @ 100
5.125%, 04/01/33(B)	1,050	1,134

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22(B)	$265	$312
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	794
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	400
California State, Health Facilities Financing Authority, Insured Marshall Medical Center, RB, CA MTG INS
Callable 11/01/24 @ 100
5.000%, 11/01/29(B)	250	300
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 07/01/16(A)	875	931
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,137
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	533
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	139
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	523
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,212
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	660	725
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	587
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	517
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23(B)	250	284
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25(B)	350	433
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,200	1,344
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
1.350%, 04/07/16(A) (B)	2,000	2,007
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	220
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	356
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,201
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	427
City & County of San Francisco California, Ser B001
0.480%, 04/07/16(A) (C)	700	700
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	551

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Encinitas, Unified School District, GO, NATL
0.799%, 08/01/17(E)	$500	$494
Fairfield County, Redevelopment Agency, TA
4.000%, 08/01/17	2,630	2,745
Gilroy, Public Facilities Fincancing Authority, RB
5.000%, 11/01/21	940	1,116
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,128
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/30(B)	1,075	1,265
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	578
Irvine Unified School District, SPL Tax, BAM
Callable 03/01/25 @ 100
5.000%, 09/01/30(B)	250	302
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,206
Long Beach, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	542
Los Angeles County Public Works Financing Authority, Ser D
Callable 12/01/25 @ 100
5.000%, 12/01/28(B)	600	741
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	604
Los Angeles, California Wastewater System Revenue, Sub-Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/31(B)	1,000	1,197
Los Angeles, Department of Airports, Senior International Govermental, Ser C, RB
4.000%, 05/15/17	545	565
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	694
Los Angeles, Department of Water & Power System, Ser A, RB
5.000%, 07/01/19	500	566
Los Angeles, Department of Water & Power System, Ser C, RB
5.000%, 07/01/23	500	623
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	631
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	507
Los Angeles, Sanitation Districts Financing Authority, Sub-Ser, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28(B)	500	615
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	288
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/19(D)	500	527
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,167
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	383
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19(B)	2,000	2,106
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	581
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,051
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, ASSURED GTY
Callable 07/01/18 @ 100
5.000%, 07/01/20(B)	500	544
Orange County, Public Financing Authority, RB, NATL
5.000%, 07/01/17	1,050	1,107

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	$320	$391
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	510
Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	595	637
Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23(B)	500	531
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,702
Riverside County, Transportation Commission, Ser A, RB
Callable 06/01/23 @ 100
5.250%, 06/01/28(B)	500	617
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,187
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	528
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	589
Sacramento, Area Flood Control Agency, SAB, BAM
Callable 10/01/24 @ 100
5.000%, 10/01/30(B)	250	294
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Callable 10/01/17 @ 100
5.000%, 10/01/21(B)	400	425
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	905
San Diego, Public Facilities Financing Authority Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,281
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	518
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22(B)	735	819
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 05/02/16 @ 100
3.750%, 07/01/18(B)	500	501
San Francisco City & County, Public Utilities Commission Water Revenue, Ser A, RB
5.000%, 11/01/20	250	293
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	567
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 05/02/16 @ 100
5.250%, 08/01/18(B)	600	601
San Francisco State Building Authority, RB
4.000%, 12/01/20	1,000	1,127
San Luis Obispo County Financing Authority, Ser A, RB, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/31(B)	1,000	1,192
San Luis Obispo County, Financing Authority, Ser A, RB, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/30(B)	500	600
San Mateo County, Joint Powers Financing Authority, Maple Street Project, RB
3.000%, 06/15/17	1,000	1,028
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	858
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	565

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	$500	$573
Santa Cruz County Redevelopment Agency, Ser A, SPL Tax, AGM
Callable 09/01/25 @ 100
5.000%, 09/01/28(B)	480	582
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	722
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	434
Southern California, Metropolitan Water District, Ser G-4, RB
Callable 07/01/19 @ 100
3.000%, 07/01/37(A) (B)	1,000	1,061
Southern California, Public Power Authority, Linden Wind Energy Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/27(B)	1,065	1,234
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,375	1,447
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	594
Turlock, Irrigation District, Sub-Ser, RB
5.000%, 01/01/19	200	222
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	612
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26(B)	500	610
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22(B)	500	578
University of California, Ser G
Callable 05/15/22 @ 100
5.000%, 05/15/26(B)	500	603
University of California, Ser Z-1, RB
Callable 05/02/16 @ 100
0.370%, 04/07/16(A) (B)	1,000	1,000
Ventura County Community College District
Callable 08/01/21 @ 100
5.000%, 08/01/24(B)	385	460
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	540
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	500	571
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	553
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	334

Total California		91,395

Connecticut [2.0%]
Connecticut State, Ser A, GO
Callable 04/18/16 @ 100
1.750%, 03/01/19(A) (B)	1,000	1,000
Connecticut State, Ser D, GO
1.280%, 04/07/16(A)	1,000	1,002

Total Connecticut		2,002

Guam [0.5%]
Territory of Guam, Ser A, RB
5.000%, 01/01/17	500	514

Total Municipal Bonds
(Cost $91,590)		94,163

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

Description	Shares	Value (000)
Affiliated Registered Investment Company [1.8%]
City National Rochdale Municipal High Income Fund, N Class* ‡	162,817	$1,771

Total Affiliated Registered Investment Company
(Cost $1,750)		1,771

Short-Term Investments [2.4%]
City National Rochdale California Tax Exempt Money Market Fund, Institutional Class, 0.010%* ‡	2,337,341	2,337

Total Short-Term Investments
(Cost $2,337)		2,337

Total Investments [99.5%]
(Cost $95,677)		$98,271

Percentages are based on Net Assets of $98,794 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(B)	Put and Demand Feature — The date reported is the next reset or put date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $700 (000), representing 0.7% of the net assets of the Fund.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

ASSURED GTY— Assured Guaranty Ltd.

BAM — Build America Mutual Assurance Company

CA MTG INS — Cal-Mortgage Loan Insurance Division

COP — Certificate of Participation

EPA — Environmental Protection Agency

ETM — Escrowed to Maturity

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$94,163	$—	$94,163
Affiliated Registered Company	1,771	—	—	1,771
Short-Term Investments	2,337	—	—	2,337
Total Investments in Securities	$4,108	$94,163	$—	$98,271

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [85.2%]
Alabama [3.2%]
Birmingham, Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42(A)	$5,000	$5,735
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36(A)	4,315	4,681
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42(A)	4,000	4,668
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53(A)	4,000	4,811
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	5,000	6,180

Total Alabama		26,075

Alaska [0.7%]
Northern Tobacco Securitization, Ser A, RB
Callable 04/18/16 @ 100
5.000%, 06/01/46(A)	6,000	5,320

American Samoa [0.6%]
American Samoa Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35(A)	5,000	5,119

Arizona [0.9%]
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(A) (B)	3,300	3,356
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43(A)	1,500	1,701
Yavapai County Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(A) (B)	2,015	2,067

Total Arizona		7,124

California [10.9%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39(A)	6,500	7,393
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31(A)	1,500	1,819
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(A) (B)	4,000	4,210
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45(A) (B)	2,000	2,055
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31(A)	5,000	5,988

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37(A)	$1,000	$1,149
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34(A) (G)	575	600
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44(A) (G)	1,000	1,049
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49(A) (G)	720	759
California Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(A)	3,155	3,159
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	5,000	5,874
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27(A)	4,655	4,715
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47(A)	5,000	4,950
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47(A)	7,280	6,692
Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35(A)	2,650	2,898
Los Angeles County, Tobacco Securitization Agency, RB
Callable 12/01/18 @ 100
5.700%, 06/01/46(A)	3,000	3,005
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,640
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30(A)	3,920	4,239
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26(A)	1,000	1,198
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41(A)	1,000	1,211
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44(A)	1,000	1,110
San Mateo, Foster City School District, GO
Callable 08/01/31 @ 100
6.625%, 08/01/42(A) (C)	6,000	5,090
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 04/18/16 @ 100
5.000%, 06/01/37(A)	3,000	2,961
Southern California, Tobacco Securitization Authority, Ser A1-SNR, RB
Callable 04/18/16 @ 100
5.125%, 06/01/46(A)	4,000	3,936
State of California, GO
Callable 09/01/26 @ 100
5.000%, 09/01/45(A)	8,000	9,563

Total California		89,263

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Colorado [4.2%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40(A)	$2,500	$2,798
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40(A)	2,925	3,069
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
6.250%, 12/01/44(A)	2,860	2,872
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(A) (B)	1,515	1,520
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(A) (B)	2,655	2,664
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(A) (B)	915	937
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(A) (B)	1,930	1,975
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44(A) (B) (G)	1,350	1,432
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49(A) (B) (G)	1,600	1,694
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44(A)	2,000	2,146
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,591
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32(A)	1,000	1,044
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45(A)	2,000	2,028
Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44(A)	2,590	2,613
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41(A)	1,000	1,148
Wildgrass County, Metropolitan District, GO
Pre-Refunded @ 100
6.200%, 12/01/34(D)	1,000	1,037

Total Colorado		34,568

Delaware [0.8%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45(A)	6,500	6,777

District of Columbia [0.3%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(A) (C)	2,000	2,232

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida [7.6%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34(A)	$2,500	$2,724
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44(A)	1,000	1,100
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39(A)	960	1,044
Capital Trust Agency, RB
Callable 05/02/16 @ 100
9.750%, 01/01/35(A) (C) (E)	815	814
Capital Trust Agency, RB
Callable 05/02/16 @ 100
5.750%, 01/01/50(A)	945	945
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(A)	3,390	3,138
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(A)	1,000	918
Florida Development Finance, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(A) (B)	5,000	5,128
Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(A)	1,000	1,041
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(A)	2,110	2,231
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(A)	3,000	3,074
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(A) (B)	1,350	1,439
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(A) (B)	4,000	4,181
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44(A)	1,000	1,191
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44(A)	4,300	4,546
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(A) (B)	1,605	1,643
Mid-Bay Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/34(D)	5,200	6,853
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35(A)	5,000	5,627
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47(A)	5,000	5,438
Palm Beach County Health Facilities Authority, RB
6.250%, 06/01/23	2,925	3,105

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34(A)	$500	$606
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49(A)	2,000	2,447
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
6.000%, 08/01/45(A)	3,000	3,334

Total Florida		62,567

Georgia [1.0%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31(A)	2,500	2,966
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40(A)	1,000	1,090
Greene County, Development Authority, GLEN-I, LLC Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(A) (B) (G)	3,400	3,465
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49(A)	810	917

Total Georgia		8,438

Guam [1.2%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40(A)	2,000	2,226
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/39(D)	6,000	7,276

Total Guam		9,502

Hawaii [0.4%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29(A)	2,340	2,910

Illinois [5.1%]
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43(A)	4,880	5,002
Chicago O’Hare International Airport, Ser B, RB
Callable 01/01/25 @ 100
5.000%, 01/01/33(A)	2,500	2,926
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35(A)	2,000	2,245
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35(A)	3,000	3,372
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31(A)	1,000	1,084
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40(A)	4,000	4,610
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46(A)	2,825	3,242
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42(A)	5,000	5,278
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29(A)	1,000	1,100
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39(A)	3,445	3,786

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 05/02/16 @ 100
5.875%, 02/15/38(A)	$6,750	$6,756
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/02/16 @ 100
5.350%, 03/01/31(A)	75	60
Village of Bridgeview, Cook County, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35(A)	2,000	2,133

Total Illinois		41,594

Indiana [1.6%]
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(A)	1,650	1,876
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(A)	3,000	3,377
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39(A)	1,000	1,048
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33(A)	4,000	4,137
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39(A)	2,355	2,374

Total Indiana		12,812

Iowa [0.2%]
Iowa State, Finance Authority, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36(A)	2,000	2,001

Kansas [0.6%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29(A)	2,550	2,563
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32(A)	2,000	2,032

Total Kansas		4,595

Kentucky [1.3%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40(A)	1,000	1,142
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45(A)	2,960	3,390
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49(A)	5,650	6,492

Total Kentucky		11,024

Louisiana [1.6%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(A) (B) (G)	5,665	5,812
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45(A)	2,000	2,026

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
7.000%, 07/01/24(B) (F) (G)	$2,000	$1,200
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(A) (F) (G)	2,000	1,200
Louisiana State, Public Facilities Authority, Pellets Inc. Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(A) (F) (G)	5,000	3,000

Total Louisiana		13,238

Maryland [1.4%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34(A)	725	769
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44(A)	1,425	1,511
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25(A)	3,000	2,884
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34(A)	1,205	1,326
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39(A)	750	819
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44(A)	3,780	4,133

Total Maryland		11,442

Massachusetts [0.6%]
Massachusetts, Port Authority, Ser B, RB, AMBAC, AMT
0.689%, 01/01/31(E) (G)	6,000	5,261

Michigan [2.4%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 05/02/16 @ 100
6.000%, 07/01/35(A)	4,805	4,819
Kent, Hospital Finance Authority, Ser A, RB
Callable 05/02/16 @ 100
6.250%, 07/01/40(A)	1,500	1,504
Michigan State, Finance Authority, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35(A)	2,340	2,422
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40(A)	3,745	3,837
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/02/16 @ 100
5.875%, 12/01/30(A)	2,000	2,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22(A)	2,935	2,832
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42(A)	2,000	2,055

Total Michigan		19,469

Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, Ser A, SPL Tax
Callable 06/01/24 @ 100
5.250%, 06/01/39(A)	3,400	3,449
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45(A)	3,000	3,383
Poplar Bluff Missouri, Ser A, SPL Tax
Callable 11/01/23 @ 100
5.125%, 11/01/35(A) (B)	5,000	5,073

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 05/02/16 @ 100
7.000%, 08/15/32(A)	$1,000	$1,000
Saint Louis County, Lambert Airport Project, SAB
Pre-Refunded @ 105
9.000%, 11/01/31(D) (G)	2,500	2,744
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A) (B)	2,000	2,037
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(A) (B)	3,000	3,053

Total Missouri		20,739

Nebraska [0.9%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37(A)	1,000	1,134
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42(A)	5,500	5,956

Total Nebraska		7,090

Nevada [0.7%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35(A)	3,000	3,461
Las Vegas Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35(A)	1,000	1,019
State of Nevada Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(A) (B)	1,595	1,658

Total Nevada		6,138

New Jersey [1.6%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29(A)	1,000	1,102
New Jersey State, Economic Development Authority, School Facilities Construction, Ser UU, RB
Callable 06/15/24 @ 100
5.000%, 06/15/40(A)	5,000	5,232
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41(A)	7,500	6,720

Total New Jersey		13,054

New Mexico [0.3%]
New Mexico Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42(A)	2,000	2,169

New York [3.4%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45(A)	5,000	5,783
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49(A)	4,789	4,789
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49(A)	1,728	216
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31(A) (E)	4,000	4,131
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A) (B)	10,000	10,722

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34(A)	$1,000	$1,141
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40(A)	1,000	1,132

Total New York		27,914

North Carolina [0.2%]
North Carolina State, Medical Care Commission, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37(A)	1,655	1,688

Ohio [2.7%]
Muskingum County, Hospital Facilities Authority, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33(A)	1,000	1,058
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44(A)	1,000	1,032
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48(A)	3,000	3,088
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser B, RB
3.625%, 12/01/33(E)	1,000	1,035
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(E)	1,000	1,034
Ohio State, Air Quality Development Authority, Ser E, RB
5.625%, 10/01/19	3,350	3,692
Ohio State, Water Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(E)	1,500	1,550
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42(A)	7,000	7,763
Toledo-Lucas County Port Authority, SAB
Callable 05/02/16 @ 100
5.375%, 12/01/35(A)	2,005	2,009

Total Ohio		22,261

Pennsylvania [3.6%]
Beaver County, Industrial Development Authority, Ser B, RB
3.500%, 12/01/35(E)	5,000	5,150
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40(A)	4,730	4,799
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43(A)	2,500	2,535
Pennsylvania State, Economic Development Financing Authority, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38(A)	3,000	2,899
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33(A)	1,500	1,753
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38(A) (C)	2,000	2,370
Philadelphia Authority for Industrial Development, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41(A)	1,000	1,141
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36(A)	2,280	2,549

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42(A)	$3,000	$3,263
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Callable 07/01/24 @ 100
6.500%, 07/01/28(A)	3,000	3,369

Total Pennsylvania		29,828

Rhode Island [0.9%]
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	2,500	2,748
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/40(A)	2,250	2,437
Tobacco Settlement Financing, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/50(A)	2,000	2,088

Total Rhode Island		7,273

South Carolina [0.7%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53(A)	5,000	5,724

Tennessee [0.4%]
Chattanooga Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35(A)	1,000	1,144
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38(A)	2,000	2,260

Total Tennessee		3,404

Texas [9.4%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34(A)	400	424
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44(A)	2,300	2,462
Bexar County, Health Facilities Development Corp., Army Retirement Residence Project, RB
Callable 07/01/20 @ 100
6.200%, 07/01/45(A)	3,250	3,530
Celina Texas, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45(A)	500	511
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28(A)	400	398
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32(A)	250	248
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40(A)	600	595
Central Texas Regional Mobility Authority, Ser B-SENIOR, RB
Callable 07/01/20 @ 100
5.000%, 01/01/45(A) (E)	2,500	2,837
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33(A)	1,000	1,119
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42(A)	1,000	1,134
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53(A)	2,000	2,221

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28(A)	$500	$528
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33(A)	475	510
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37(A)	450	476
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44(A)	525	554
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29(A)	3,000	3,277
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/41(D)	5,300	6,793
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38(A)	500	504
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44(A)	500	504
Lubbock, Health Facilities Development, First Mortgage Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26(A)	430	436
Lubbock, Health Facilities Development, First Mortgage Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.625%, 07/01/36(A)	255	258
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28(A)	500	501
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40(A)	375	376
McLendon-Chishom, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35(A)	400	401
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(A) (B)	900	932
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(A) (B)	1,700	1,739
North Texas State, Thruway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
7.000%, 09/01/43(A) (C)	5,000	4,844
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(A)	4,950	4,460
Tarrant County Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(A)	4,100	4,271
Tarrant County Cultural Education Facilities Finance, RB
Callable 05/15/17 @ 100
4.500%, 11/15/21(A)	3,500	3,567
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior LIVING, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37(A)	6,000	6,231
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/29(D)	600	701

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior D, RB
6.250%, 12/15/26	$3,575	$4,413
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/32	2,500	2,801
Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, Ser Senior LIEN-LBJ, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40(A)	5,165	6,216
Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, Ser Senior LIEN-NTE, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39(A)	5,350	6,353

Total Texas		77,125

Virginia [2.4%]
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(A) (B)	1,000	1,021
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(A) (B)	2,000	2,063
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43(A)	4,690	4,509
Lower Magnolia Green Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(A) (B)	4,135	4,164
Virginia State, College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35(A) (B)	1,200	1,252
Virginia State, College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(A) (B)	5,110	5,235
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37(A)	1,000	1,164

Total Virginia		19,408

Washington [0.5%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 04/22/16 @ 100
5.375%, 01/01/20(A) (B)	2,000	2,003
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A) (B)	2,000	2,294

Total Washington		4,297

Wisconsin [5.3%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42(A)	1,000	1,052
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34(A)	2,000	2,098
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44(A)	3,500	3,697
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/30(A) (B)	800	822
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(A) (B)	1,250	1,282
Public Finance Authority, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(A) (B)	3,000	2,974
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A) (B)	1,580	1,593

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(A) (B)	$3,460	$3,543
Public Finance Authority, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45(A)	3,000	3,085
Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42(A)	5,400	5,451
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(A) (B)	3,000	3,039
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(A) (B)	4,280	4,295
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49(A)	2,500	2,645
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49(A)	6,000	6,140
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37(A)	650	696
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45(A)	1,000	1,064

Total Wisconsin		43,476

Puerto Rico [3.1%]
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/24(A)	2,590	1,755
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42(A)	840	548
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38(A)	4,000	2,690
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/44(A)	3,000	2,010
Puerto Rico, Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35(A)	10,000	6,875
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/33(A)	2,440	1,525
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/40(A)	1,000	625
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(A)	1,310	812
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/18 @ 100
5.500%, 07/01/38(A)	1,060	657
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36(A)	940	583
Puerto Rico, Sales Tax Financing, Ser C, RB
Callable 08/01/21 @ 100
5.250%, 08/01/40(A)	3,000	1,823
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.375%, 08/01/39(A)	7,000	2,870
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.000%, 08/01/42(A)	3,500	1,479
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.500%, 08/01/44(A)	1,250	534

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.250%, 08/01/41(A)	$1,000	$408

Total Puerto Rico		25,194

Total Municipal Bonds
(Cost $676,755)		698,113

Short-Term Investments [13.4%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%* ‡	57,570,284	57,570
SEI Daily Income Trust Government Fund, Cl A, 0.120%*	52,634,358	52,635

Total Short-Term Investments
(Cost $110,205)		110,205

Total Investments [98.6%]
(Cost $786,960)		$808,318

Percentages are based on Net Assets of $819,468 (000).

‡	Investment in Affiliate.
*	The rate reported is the 7-day effective yield as of March 31, 2016.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $105,572 (000), representing 12.9% of the net assets of the Fund.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2016. The coupon on a step bond changes on a specific date.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(F)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(G)	Security is considered illiquid. The total value of such security as of March 31, 2016, was $28,216 (000) and represented 3.4% of the net assets of the Fund.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2016 is valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$698,113	$—	$698,113
Short-Term Investments	110,205	—	—	110,205
Total Investments in Securities	$110,205	$698,113	$—	$808,318

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [88.4%]
Advertising Agencies [2.0%]
MDC Partners
6.750%, 04/01/20(A)	$950	$982
6.500%, 05/01/24(A)	550	562

Total Advertising Agencies		1,544

Aerospace & Defense [1.3%]
LMI Aerospace
7.375%, 07/15/19	500	470
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	575	549

Total Aerospace & Defense		1,019

Air Transportation [0.7%]
CEVA Group
7.000%, 03/01/21(A)	625	498

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	75	79

Automotive [1.1%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	925	860

Banks [0.4%]
Compass Bank
3.875%, 04/10/25	300	281

Broadcasting & Cable [5.4%]
Anixter
5.500%, 03/01/23(A)	450	455
CCO Holdings
6.500%, 04/30/21	300	310
5.875%, 04/01/24(A)	400	419
CCOH Safari
5.750%, 02/15/26(A)	500	517
CSC Holdings
6.750%, 11/15/21	250	257
5.250%, 06/01/24	100	89
Discovery Communications
4.900%, 03/11/26	250	258
DISH DBS
5.875%, 07/15/22	650	616
5.875%, 11/15/24	500	459
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23(A)	300	310
Numericable Group
6.250%, 05/15/24(A)	500	485

Total Broadcasting & Cable		4,175

Building & Construction [2.2%]
GCP Applied Technologies
9.500%, 02/01/23(A)	250	271
Lennar
4.750%, 04/01/21	300	304
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	400	411
Standard Industries
5.500%, 02/15/23(A)	300	307
Summit Materials
8.500%, 04/15/22(A)	350	361

Total Building & Construction		1,654

Coal Mining [1.1%]
CONSOL Energy
8.000%, 04/01/23	700	523
5.875%, 04/15/22	450	324

Total Coal Mining		847

Commercial Serv-Finance [0.6%]
WEX
4.750%, 02/01/23(A)	550	484

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Computer Graphics [1.9%]
Epicor Software
9.250%, 05/21/23	$1,600	$1,465

Computer System Design & Services [2.0%]
Brocade Communications Systems
4.625%, 01/15/23	450	436
NCR
6.375%, 12/15/23	400	412
5.875%, 12/15/21	650	665

Total Computer System Design & Services		1,513

Consumer Products & Services [2.9%]
Central Garden & Pet
6.125%, 11/15/23	600	624
Reynolds Group Issuer
6.875%, 02/15/21	200	207
WMG Acquisition
6.750%, 04/15/22(A)	500	495
6.000%, 01/15/21(A)	843	862

Total Consumer Products & Services		2,188

Containers & Packaging [2.4%]
Coveris Holdings
7.875%, 11/01/19(A)	200	179
Novelis
8.750%, 12/15/20	750	757
Reynolds Group Issuer
7.875%, 08/15/19	900	932

Total Containers & Packaging		1,868

Data Processing/Mgmt [1.0%]
First Data
7.000%, 12/01/23(A)	200	202
5.000%, 01/15/24(A)	550	551

Total Data Processing/Mgmt		753

Diversified Operations [0.9%]
Actuant
5.625%, 06/15/22	300	304
Amsted Industries
5.375%, 09/15/24(A)	400	384

Total Diversified Operations		688

E-Commerce/Services [0.4%]
Match Group
6.750%, 12/15/22(A)	275	279

Electric Utilities [2.1%]
AES
7.375%, 07/01/21	750	840
3.283%, 03/01/16(B)	350	338
Terraform Global Operating
9.750%, 08/15/22(A)	550	412

Total Electric Utilities		1,590

Energy & Power [2.1%]
ContourGlobal Power Holdings
7.125%, 06/01/19(A)	1,250	1,214
TerraForm Power Operating
6.125%, 06/15/25(A)	125	98
5.875%, 02/01/23(A)	350	283

Total Energy & Power		1,595

Enterprise Software/Serv [2.9%]
Infor US
6.500%, 05/15/22	1,050	955
Information US
5.750%, 08/15/20(A)	300	309
Open Text
5.625%, 01/15/23(A)	900	918

Total Enterprise Software/Serv		2,182

Entertainment & Gaming [1.5%]
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (G)	35	18
0.000%, 11/15/29(A) (D) (G)	16	—
Cinemark USA
4.875%, 06/01/23(A)	250	252
Mashantucket Western Pequot Tribe
6.500%, 07/01/36(G)	88	—
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	250	251
Wynn Las Vegas
5.500%, 03/01/25(A)	725	683

Total Entertainment & Gaming		1,204

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Financial Services [4.8%]
Icahn Enterprises
5.875%, 02/01/22	$450	$427
Jefferies Finance
7.500%, 04/15/21(A)	500	430
7.375%, 04/01/20(A)	895	774
Jefferies LoanCore
6.875%, 06/01/20(A)	450	384
Lincoln Finance
6.875%, 04/15/21	700	826
NewStar Financial
7.250%, 05/01/20	450	405
Oxford Finance
7.250%, 01/15/18(A)	450	445

Total Financial Services		3,691

Food, Beverage & Tobacco [4.1%]
Anheuser-Busch InBev Finance
3.300%, 02/01/23	300	312
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (C)	350	345
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	925
Darling Ingredients
5.375%, 01/15/22	300	307
TreeHouse Foods
6.000%, 02/15/24(A)	75	80
Vector Group
7.750%, 02/15/21	1,100	1,155

Total Food, Beverage & Tobacco		3,124

Food-Wholesale/Distrib [0.6%]
KeHE Distributors
7.625%, 08/15/21(A)	450	431

Gas-Distribution [1.2%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	950	884

Gold Mining [1.3%]
Eldorado
6.125%, 12/15/20(A)	850	776
Yamana
4.950%, 07/15/24	300	254

Total Gold Mining		1,030

Hospital Beds/Equipment [0.4%]
Kinetic Concepts
7.875%, 02/15/21(A)	300	317

Hotels and Motels [0.3%]
Interval Acquisition
5.625%, 04/15/23(A)	200	201

Industrial [0.4%]
Unifrax I
7.500%, 02/15/19(A) (G)	450	278

Insurance [1.5%]
HUB International
9.250%, 02/15/21(A)	100	104
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,090

Total Insurance		1,194

Internet Connectiv Svcs [1.1%]
Cogent Communications Group
5.375%, 03/01/22(A)	300	295
Zayo Group
6.375%, 05/15/25	550	538

Total Internet Connectiv Svcs		833

Internet Infrastr Sftwr [0.4%]
TIBCO Software
11.375%, 12/01/21(A)	350	306

Investment Banker/Broker Dealer [1.1%]
National Financial Partners
9.000%, 07/15/21(A)	850	816

Investment Banks [0.5%]
Citigroup
6.300%, 12/29/49(B)	400	384

Machinery [0.6%]
CNH Industrial Capital
4.875%, 04/01/21	250	249
4.375%, 11/06/20	250	246

Total Machinery		495

Medical Products & Services [4.2%]
Acadia Healthcare
6.500%, 03/01/24(A)	150	156

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Halyard Health
6.250%, 10/15/22	$400	$399
HCA
6.500%, 02/15/20	450	494
5.250%, 06/15/26	200	205
3.750%, 03/15/19	300	307
Opal Acquisition
8.875%, 12/15/21(A)	1,500	1,046
Tenet Healthcare
3.786%, 03/15/16(A) (B)	600	596

Total Medical Products & Services		3,203

Metals & Mining [0.9%]
Constellium
7.875%, 04/01/21(A)	250	249
Kaiser Aluminum
8.250%, 06/01/20	170	177
Novelis
8.375%, 12/15/17	300	305

Total Metals & Mining		731

Oil-Field Services [0.5%]
FTS International
7.783%, 03/01/16(A) (B)	550	371

Paper & Related Products [0.2%]
Cascades
5.750%, 07/15/23(A)	200	189

Petrochemicals [0.8%]
TPC Group
8.750%, 12/15/20(A)	825	578

Petroleum & Fuel Products [6.8%]
Antero Resources
5.625%, 06/01/23	350	322
5.125%, 12/01/22	350	318
Antero Resources Finance
5.375%, 11/01/21	50	46
Atlas Energy Holdings Operating
9.250%, 08/15/21(G)	725	112
7.750%, 01/15/21(G)	975	141
BreitBurn Energy Partners
7.875%, 04/15/22	1,100	110
Comstock Resources
10.000%, 03/15/20(A)	775	382
Crestwood Midstream Partners
6.125%, 03/01/22	550	413
DCP Midstream
5.350%, 03/15/20(A)	50	43
EP Energy
9.375%, 05/01/20	500	252
6.375%, 06/15/23	400	184
FTS International
6.250%, 05/01/22	450	50
Gibson Energy
6.750%, 07/15/21(A)	300	276
Legacy Reserves
8.000%, 12/01/20	760	146
6.625%, 12/01/21	600	114
Milagro Oil & Gas
10.500%, 05/15/16(D) (G)	400	110
QEP Resources
5.250%, 05/01/23	300	261
Sabine Pass Liquefaction
6.250%, 03/15/22	50	49
5.625%, 02/01/21	200	192
5.625%, 04/15/23	950	903
SandRidge Energy
8.750%, 06/01/20(A)	775	188
Unit
6.625%, 05/15/21	850	427
Whiting Petroleum
5.750%, 03/15/21	215	143

Total Petroleum & Fuel Products		5,182

Publishing-Books [1.4%]
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	1,000	1,085

Real Estate Investment Trusts [2.0%]
Hospitality Properties Trust
4.500%, 03/15/25	550	529
Kennedy-Wilson
5.875%, 04/01/24	1,050	1,026

Total Real Estate Investment Trusts		1,555

Real Estate Oper/Develop [0.3%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	250	258

Retail [4.7%]
AmeriGas Finance
7.000%, 05/20/22	1,010	1,035
Carrols Restaurant
8.000%, 05/01/22	200	214

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Ferrellgas
6.750%, 01/15/22	$300	$266
6.750%, 06/15/23(A)	600	527
6.500%, 05/01/21	50	44
Group 1 Automotive
5.250%, 12/15/23(A)	250	247
L Brands
6.875%, 11/01/35	100	109
Men’s Wearhouse
7.000%, 07/01/22	300	254
Nathan’s Famous
10.000%, 03/15/20(A)	350	368
NPC International
10.500%, 01/15/20	325	336
PF Chang’s China Bistro
10.250%, 06/30/20(A)	285	258

Total Retail		3,658

Security Brokers & Dealers [0.3%]
Citigroup
5.950%, 04/24/16(B)	200	193

Semi-Conductors [1.6%]
Applied Materials
3.900%, 10/01/25	250	265
Micron Technology
5.250%, 08/01/23(A)	1,150	940

Total Semi-Conductors		1,205

Telecommunication Equip [1.4%]
Avaya
7.000%, 04/01/19(A)	850	574
CommScope Technologies Finance
6.000%, 06/15/25(A)	500	505

Total Telecommunication Equip		1,079

Telephones & Telecommunications [7.5%]
Altice US Finance I
5.375%, 07/15/23(A)	350	359
CenturyLink
5.625%, 04/01/25	350	313
Interoute Finco
7.375%, 10/15/20(A)	500	614
Level 3 Financing
5.250%, 03/15/26(A)	200	201
Neptune Finco
6.625%, 10/15/25(A)	900	973
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	446
Sprint
7.875%, 09/15/23	350	268
7.625%, 02/15/25	50	37
Sprint Communications
9.000%, 11/15/18(A)	900	943
Sprint Nextel
7.000%, 03/01/20(A)	50	50
T-Mobile USA
6.500%, 01/15/26	925	961
6.000%, 04/15/24 (E)	200	202
UPCB Finance IV
5.375%, 01/15/25(A)	300	304

Total Telephones & Telecommunications		5,671

Transportation Services [1.7%]
HRG Group
7.875%, 07/15/19	954	1,006
Sabre GLBL
5.250%, 11/15/23(A)	300	305

Total Transportation Services		1,311

Utility [0.8%]
Suburban Propane Partners
5.750%, 03/01/25	250	239
5.500%, 06/01/24	350	338

Total Utility		577

Total Corporate Bonds
(Cost $76,940)		67,596

Loan Participations [7.7%]
Automotive [0.7%]
Mavis Tire Supply, Term Loan
6.250%, 11/02/20(G)	547	535

Communications [0.6%]
Tibco Software, First Lien Term Loan
6.500%, 12/04/20	545	488

Computers & Electronics [0.5%]
Advanced Computer, Second Lien Term Loan
10.500%, 01/31/23	400	367

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Energy [0.6%]
Frac Tech International, Term Loan B
5.750%, 04/16/21	$165	$19
Invenergy Thermal, First Lien Term Loan
6.500%, 10/07/22	449	422

Total Energy		441

Healthcare Services [0.2%]
LSFP Cypress, First Lien Term Loan
7.250%, 10/07/22	200	189

Information Technology [0.7%]
Avaya, First Lien Term Loan B-7
6.250%, 05/29/20	192	128
Solera, Term Loan B
5.750%, 02/28/23	450	449

Total Information Technology		577

Manufacturing [0.3%]
Pelican Products, Term Loan
9.250%, 04/09/21	250	209

Metals & Mining [0.3%]
Noranda Aluminum, Term Loan
0.000%, 11/08/16(F) (G)	115	110
5.750%, 02/24/19	395	115

Total Metals & Mining		225

Oil & Gas [0.2%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20	346	121

Restaurants [0.7%]
Jack’s Family Restaurants, Cov-Lite Term Loan
5.750%, 06/24/22(G)	529	518

Retail [1.7%]
Belk, First Lien Term Loan
1.631%, 11/18/22	450	397
Hardware Holdings, Term Loan B
6.750%, 03/30/20(G)	395	385

Description	Face Amount (000)/Shares	Value (000)
Petco Animal Supplies Inc, Term Loan B1
5.750%, 01/15/23	$375	$374
Petco Animal Supplies Inc, Term Loan B2
5.619%, 01/15/23	125	125

Total Retail		1,281

Specialty Apparel Stores [0.7%]
Boot Barn, First Lien Term Loan
5.500%, 06/24/21(G)	546	522

Transportation [0.5%]
CEVA Group, Term Loan
6.500%, 03/19/21	185	152
Navistar, Tranche B Term Loan
6.500%, 08/17/17	299	273

Total Transportation		425

Total Loan Participations
(Cost $6,775)		5,898

Common Stock [0.5%]
Electronic Equipment & Instruments [0.0%]
CUI * (E) (G)	0	8

Metals & Mining [0.0%]
Mirabela Nickel * (E) (F)	2,465,571	—

Miscellaneous Manufacturing [0.0%]
CEVA Group * (E) (G)	22	10

Printing & Publishing [0.5%]
Houghton Mifflin Harcourt *	16,866	337

Total Common Stock
(Cost $853)		355

Mortgage-Backed Security [0.2%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.430%, 01/09/16(A) (B)	$140	134

Total Mortgage-Backed Security
(Cost $124)		134

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Convertible Bond [0.2%]
Metals & Mining [0.2%]
Mirabela Nickel
9.500%, 06/24/19(A) (E) (G)	$623	$162

Total Convertible Bond
(Cost $624)		162

Preferred Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 * (G)	49	22

Total Preferred Stock
(Cost $44)		22

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (E) (F)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investments [1.8%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%** ‡	629,741	630
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.290%**	698,523	698

Total Short-Term Investments
(Cost $1,328)		1,328

Total Investments [98.8%]
(Cost $86,697)		$75,495

Percentages are based on Net Assets of $76,450 (000).

‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2016.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $35,983 (000), representing 47.1% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(C)	Payment in Kind Bond.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2016 was $382 (000) and represented 0.5% of net assets of the Fund.

(F)	Unfunded bank loan. Interest rate not available.
(G)	Security is considered illiquid. The total value of such security as of March 31, 2016, was $2,931 (000) and represented 3.8% of the net assets of the Fund.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the outstanding foreward foreign currency contracts held by the Fund at March 31, 2016 is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Depreciation (000)
Bank of America	4/11/16	EUR	710	USD	794	$(14)
US Bank	4/11/16	CAD	585	USD	459	(11)
US Bank	4/11/16	EUR	537	USD	591	(20)
						$(45)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Depreciation (000)
Bank of America	$(808)	$794	$(14)
US Bank	(1,062)	1,030	(31)
			$(45)

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale High Yield Bond Fund (concluded)

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$67,394	$202	$67,596
Loan Participations	—	5,898	—	5,898
Common Stock	337	—	18	355
Mortgage-Backed Security	—	134	—	134
Convertible Bond	—	—	162	162
Preferred Stock	—	22	—	22
Special Stock	—	—	—	—
Short-Term Investments	1,328	—	—	1,328
Total Investments in Securities	$1,665	$73,448	$382	$75,495

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(45)	$—	$(45)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.
(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2016, there have been transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [72.3%]
Consumer Discretionary [3.6%]
AutoZone
3.700%, 04/15/22	$250	$261
2.500%, 04/15/21	1,000	1,003
CBS
3.375%, 03/01/22	175	181
Comcast
3.125%, 07/15/22	200	212
Expedia
5.950%, 08/15/20	250	279
Gap
5.950%, 04/12/21	495	536
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,736
Home Depot
2.625%, 06/01/22	1,000	1,034
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	1,000
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,009
Time Warner Cable
4.125%, 02/15/21	165	174
Toys R Us Property II
8.500%, 12/01/17	1	1
Tupperware Brands
4.750%, 06/01/21	500	519
Viacom
6.250%, 04/30/16	49	49
Yum! Brands
6.250%, 03/15/18	30	32

Total Consumer Discretionary		10,026

Consumer Staples [2.6%]
Avon Products
6.500%, 03/01/19	250	214
Bunge Finance
8.500%, 06/15/19	105	122
5.900%, 04/01/17	100	104
Campbell Soup
8.875%, 05/01/21	350	447
ConAgra Foods
4.950%, 08/15/20	178	193
1.900%, 01/25/18	200	201
CVS Health
3.500%, 07/20/22	2,000	2,144
JM Smucker
3.000%, 03/15/22	500	514
Kraft Heinz Foods
3.500%, 07/15/22(A)	500	525
PepsiCo
3.100%, 07/17/22	2,620	2,796

Total Consumer Staples		7,260

Energy [1.8%]
Boardwalk Pipelines
5.875%, 11/15/16	146	146
5.500%, 02/01/17	221	221
ConocoPhillips
5.750%, 02/01/19	290	315
DCP Midstream
9.750%, 03/15/19(A)	114	109
Duke Capital
6.750%, 07/15/18	745	793
Ecopetrol
7.625%, 07/23/19	250	274
Enbridge Energy Partners
5.875%, 12/15/16	191	194
Energy Transfer Partners
9.700%, 03/15/19	330	365
9.000%, 04/15/19	189	202
6.125%, 02/15/17	426	436
3.600%, 02/01/23	200	173

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Enterprise Products Operating
6.500%, 01/31/19	$140	$153
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	130
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	419
Plains All American Pipeline
5.875%, 08/15/16	205	206
PPL Energy Supply
6.200%, 05/15/16	105	106
Puget Energy
6.000%, 09/01/21	500	570
Sabine Pass LNG
7.500%, 11/30/16	100	103
Spectra Energy Capital
6.200%, 04/15/18	135	142

Total Energy		5,057

Financials [35.5%]
ACE INA Holdings
5.800%, 03/15/18	300	325
Alleghany
5.625%, 09/15/20	270	298
American Express
1.208%, 05/22/18(B)	3,000	2,980
American Express Credit, MTN
2.800%, 09/19/16	175	177
American Tower
4.000%, 06/01/25	1,800	1,857
Axis Specialty Finance
5.875%, 06/01/20	250	272
Bank of America
5.700%, 05/02/17	950	988
5.420%, 03/15/17	42	43
Bank of America, MTN
1.482%, 04/01/19(B)	5,000	4,952
Bank of Montreal, MTN
1.450%, 04/09/18	340	340
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,369
Barclays
4.375%, 01/12/26	1,500	1,471
BB&T, MTN
1.600%, 08/15/17	355	355
Bear Stearns
7.250%, 02/01/18	275	302
5.550%, 01/22/17	468	483
Capital One Financial
4.200%, 10/29/25	1,000	1,012
1.500%, 03/22/18	475	468
Citigroup
4.500%, 01/14/22	2,000	2,190
CNA Financial
6.950%, 01/15/18	1,076	1,159
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	165
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	5,000	5,057
Credit Suisse NY, MTN
5.300%, 08/13/19	150	165
Daimler Finance North America
1.875%, 01/11/18(A)	4,200	4,222
Discover Bank
3.100%, 06/04/20	1,000	1,007
ERAC USA Finance
3.300%, 10/15/22(A)	250	254
Ford Motor Credit
1.700%, 05/09/16	1,000	1,001
Goldman Sachs Group
6.250%, 09/01/17	550	586
6.150%, 04/01/18	150	162
5.625%, 01/15/17	700	722
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	570
HCP
4.000%, 06/01/25	2,770	2,662
HSBC Finance
6.676%, 01/15/21	83	95
HSBC Holdings
3.400%, 03/08/21	5,000	5,103
ING Bank
3.750%, 03/07/17(A)	200	204
Jefferies Group
5.125%, 01/20/23	2,700	2,710
JPMorgan Chase
4.950%, 03/25/20	100	110
4.250%, 10/15/20	150	162
3.125%, 01/23/25	4,700	4,716
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	29
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,239
Marsh & McLennan, MTN
2.550%, 10/15/18	100	102
MetLife
6.817%, 08/15/18	3,500	3,903

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	$125	$134
Moody’s
5.500%, 09/01/20	800	897
Morgan Stanley
3.750%, 02/25/23	5,000	5,210
MUFG Americas Holdings
2.250%, 02/10/20	2,000	1,990
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,379
National Bank of Canada, MTN
1.450%, 11/07/17	750	750
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	152
6.550%, 11/01/18	300	335
Navient, MTN
5.000%, 06/15/18	2	2
Penske Truck Leasing
3.750%, 05/11/17(A)	3,000	3,046
Principal Financial Group
8.875%, 05/15/19	130	154
3.300%, 09/15/22	200	203
Protective Life
6.400%, 01/15/18	250	268
Prudential Financial, MTN
5.375%, 06/21/20	145	162
Silicon Valley Bank
6.050%, 06/01/17	355	369
Simon Property Group
10.350%, 04/01/19	3,500	4,317
SunTrust Banks
6.000%, 09/11/17	254	269
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,446
TD Ameritrade Holding
5.600%, 12/01/19	290	324
Toronto-Dominion Bank, MTN
1.181%, 11/05/19(B)	3,100	3,065
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	101
US Bank
2.125%, 10/28/19	4,500	4,582
Volkswagen International Finance
2.375%, 03/22/17(A)	125	125
Wells Fargo Bank
5.750%, 05/16/16	100	100
Wilmington Trust
8.500%, 04/02/18	315	354

Total Financials		97,721

Health Care [1.3%]
Actavis
3.250%, 10/01/22	500	512
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,530	2,565
UnitedHealth Group
4.700%, 02/15/21	200	226
1.625%, 03/15/19	250	252

Total Health Care		3,555

Industrials [4.6%]
Carlisle
3.750%, 11/15/22	250	256
Eaton
8.875%, 06/15/19	125	147
Embraer Overseas
5.696%, 09/16/23(A)	520	491
GATX
6.000%, 02/15/18	170	181
GE Capital International Funding, MTN
0.964%, 04/15/16(A)	4,886	4,886
General Electric Capital, MTN
4.375%, 09/16/20	150	168
IDEX
4.200%, 12/15/21	250	265
Lennox International
4.900%, 05/15/17	250	256
NuStar Logistics
4.800%, 09/01/20	200	176
Owens Corning
6.500%, 12/01/16	36	37
PACCAR Financial, MTN
1.750%, 08/14/18	4,000	4,021
Penske Truck Leasing
4.875%, 07/11/22(A)	200	214
4.250%, 01/17/23(A)	300	304
3.375%, 03/15/18(A)	250	255
Republic Services
3.550%, 06/01/22	250	264
Roper Industries
3.125%, 11/15/22	200	199
1.850%, 11/15/17	250	250

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Xylem
3.550%, 09/20/16	$200	$200

Total Industrials		12,570

Information Technology [8.5%]
Apple
0.870%, 02/07/20(B)	7,238	7,157
Arrow Electronics
6.875%, 06/01/18	400	434
Avnet
6.625%, 09/15/16	128	131
Fiserv
3.500%, 10/01/22	250	263
2.700%, 06/01/20	2,000	2,034
KLA-Tencor
4.650%, 11/01/24	2,500	2,520
Lexmark International
5.125%, 03/15/20	2,250	2,349
Nokia
5.375%, 05/15/19	950	1,016
Oracle
2.500%, 05/15/22	5,000	5,101
Texas Instruments
1.650%, 08/03/19	295	298
Western Union
5.253%, 04/01/20	2,000	2,165

Total Information Technology		23,468

Materials [4.0%]
Airgas
2.900%, 11/15/22	250	248
Avery Dennison
5.375%, 04/15/20	405	447
Cabot
5.000%, 10/01/16	300	305
Glencore Canada
5.500%, 06/15/17	1,010	1,020
Glencore Funding
1.982%, 01/15/19(A) (B)	2,000	1,750
1.700%, 05/27/16(A)	1,500	1,495
Rio Tinto Finance USA
6.500%, 07/15/18	100	109
3.750%, 06/15/25	5,780	5,633

Total Materials		11,007

REITs [2.1%]
Boston Properties
5.875%, 10/15/19	140	157
Common Wealth REIT
5.875%, 09/15/20	105	114
DDR
4.625%, 07/15/22	250	265
Equity One
3.750%, 11/15/22	250	251
Highwoods Realty
3.625%, 01/15/23	200	199
HRPT Properties Trust
6.650%, 01/15/18	300	315
Liberty Property, MTN
7.500%, 01/15/18	177	193
National Retail Properties
6.875%, 10/15/17	300	322
3.800%, 10/15/22	350	363
Prologis
3.350%, 02/01/21	2,200	2,292
Realty Income
5.950%, 09/15/16	129	131
3.250%, 10/15/22	200	197
Senior Housing Properties Trust
6.750%, 12/15/21	500	552
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	250
Welltower
4.950%, 01/15/21	155	169

Total REITs		5,770

Telecommunication Services [5.9%]
America Movil
3.125%, 07/16/22	4,000	4,106
AT&T
5.600%, 05/15/18	310	335
3.600%, 02/17/23	5,000	5,194
CenturyLink
6.450%, 06/15/21	355	360
5.800%, 03/15/22	250	241
COX Communications, MTN
6.850%, 01/15/18	224	238
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	56
Qwest
6.500%, 06/01/17	100	104
Telefonica Emisiones SAU
6.421%, 06/20/16	275	278
6.221%, 07/03/17	286	302
5.462%, 02/16/21	115	131
5.134%, 04/27/20	300	332

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Verizon Communications
4.600%, 04/01/21	$4,100	$4,553

Total Telecommunication Services		16,230

Utilities [2.4%]
Arizona Public Service
6.250%, 08/01/16	44	45
British Transco Finance
6.625%, 06/01/18	128	141
Cleveland Electric Illuminating
7.880%, 11/01/17	10	11
5.700%, 04/01/17	6	6
Entergy Mississippi
6.640%, 07/01/19	540	615
Entergy Texas
7.125%, 02/01/19	190	216
Exelon Generation
6.200%, 10/01/17	2,125	2,260
Jersey Central Power & Light
5.625%, 05/01/16	265	266
Korea Electric Power
6.750%, 08/01/27	75	97
National Fuel Gas
4.900%, 12/01/21	500	488
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	167
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	452
Pennsylvania Electric
6.625%, 04/01/19	15	16
Puget Energy
5.625%, 07/15/22	250	280
Puget Sound Energy, MTN
6.740%, 06/15/18	57	63
Southwestern Electric Power
5.875%, 03/01/18	581	625
3.550%, 02/15/22	500	523
Southwestern Public Service
8.750%, 12/01/18	250	295
Xcel Energy
5.613%, 04/01/17	10	10

Total Utilities		6,576

Total Corporate Bonds
(Cost $196,717)		199,240

Description	Face Amount (000)/Shares	Value (000)
U.S. Treasury Obligations [6.8%]
U.S. Treasury Notes
2.750%, 02/15/19	$845	$890
2.625%, 11/15/20	425	452
2.375%, 07/31/17	1,010	1,032
2.250%, 11/15/24	4,500	4,692
2.000%, 02/15/25	2,300	2,349
1.750%, 10/31/18	610	625
1.250%, 04/30/19	2,375	2,401
0.875%, 07/31/19	815	813
United States Treasury Inflation Indexed Bonds
0.625%, 01/15/26	5,299	5,556

Total U.S. Treasury Obligations
(Cost $18,450)		18,810

U.S. Government Agency Obligations [6.0%]
FHLMC
1.750%, 05/30/19	3,000	3,072
1.000%, 09/29/17	660	662
FNMA
1.875%, 09/18/18	150	154
1.875%, 12/28/20	5,000	5,130
1.625%, 11/27/18	6,000	6,119
1.375%, 11/15/16	460	462
1.125%, 04/27/17	470	472
0.875%, 05/21/18	350	351

Total U.S. Government Agency Obligations
(Cost $16,130)		16,422

Preferred Stock [2.9%]
Financials [1.0%]
BB&T	10,000	256
Citigroup	10,000	258
Goldman Sachs Group	25,000	646
HSBC Holdings	30,000	786
JPMorgan Chase	20,000	510
Prudential Financial	10,000	262

Total Financials		2,718

Industrials [0.3%]
Pitney Bowes	10,000	269
Stanley Black & Decker	20,000	521

Total Industrials		790

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Shares/ Face Amount (000)	Value (000)
REITs [1.2%]
Digital Realty Trust	10,000	$265
Kimco Realty	10,000	257
National Retail Properties	20,000	522
Realty Income	20,000	521
Senior Housing Properties Trust	52,500	1,313
Vornado Realty Trust	20,000	512

Total REITs		3,390

Telecommunication Services [0.2%]
Telephone & Data Systems	30,000	741

Utilities [0.2%]
SCE Trust I	20,000	510

Total Preferred Stock
(Cost $7,904)		8,149

Closed-End Fund [2.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund (E)	531,545	5,454

Total Closed-End Fund
(Cost $5,417)		5,454

Municipal Bonds [2.0%]
California [0.6%]
State of California Department of Water Resources Power Supply Revenue, Ser L
Callable 05/01/20 @ 100
5.000%, 05/01/21(D)	1,315	1,523

Florida [1.4%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,915

Total Municipal Bonds
(Cost $5,357)		5,438

Asset-Backed Securities [1.9%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	81	85
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 06/06/16 (E) (F) (G)	573	509
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	4,523	4,519
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28 (F)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	12	12
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	6	6

Total Asset-Backed Securities
(Cost $5,200)		5,131

U.S. Government Mortgage-Backed Obligations [1.8%]
FHLMC, Pool 1B2677
2.775%, 01/01/35(B)	5	6
FHLMC, Pool 1B2683
2.770%, 01/01/35(B)	3	3
FHLMC, Pool 1B2692
2.634%, 12/01/34(B)	9	10
FHLMC, Pool A93505
4.500%, 08/01/40	35	38
FHLMC, Pool A93996
4.500%, 09/01/40	52	57
FHLMC, Pool C03490
4.500%, 08/01/40	272	296
FHLMC, Pool C09015
3.000%, 10/01/42	208	214
FHLMC, Pool C20300
6.500%, 01/01/29	1	2
FHLMC, Pool E01280
5.000%, 12/01/17	2	2
FHLMC, Pool G02940
5.500%, 05/01/37	8	9
FHLMC, Pool G04222
5.500%, 04/01/38	15	16
FHLMC, Pool G04913
5.000%, 03/01/38	57	63
FHLMC, Pool G08003
6.000%, 07/01/34	16	18
FHLMC, Pool G11431
6.000%, 08/01/18	1	1
FHLMC, Pool G11880
5.000%, 12/01/20	10	11

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC, Pool G18124
6.000%, 06/01/21	$8	$8
FHLMC, Pool J19197
3.000%, 05/01/27	137	143
FHLMC, Pool Q08998
3.500%, 06/01/42	169	177
FHLMC, Pool Q10378
3.000%, 08/01/42	199	204
FHLMC, Ser 2004-2804, Cl VC, Pool FHR 2804 VC
5.000%, 07/15/21	81	84
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	164
FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	400	409
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	205
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	306
FNMA, Pool 252570
6.500%, 07/01/29	5	6
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	1	2
FNMA, Pool 254545
5.000%, 12/01/17	4	4
FNMA, Pool 254685
5.000%, 04/01/18	5	5
FNMA, Pool 254949
5.000%, 11/01/33	11	13
FNMA, Pool 255814
5.500%, 08/01/35	19	22
FNMA, Pool 303168
9.500%, 02/01/25	2	2
FNMA, Pool 725424
5.500%, 04/01/34	18	20
FNMA, Pool 735060
6.000%, 11/01/34	11	13
FNMA, Pool 735228
5.500%, 02/01/35	9	11
FNMA, Pool 735230
5.500%, 02/01/35	23	26
FNMA, Pool 745275
5.000%, 02/01/36	92	102
FNMA, Pool 745418
5.500%, 04/01/36	106	119
FNMA, Pool 827223
2.090%, 04/01/35(B)	45	48
FNMA, Pool 844809
5.000%, 11/01/35	43	47
FNMA, Pool AD0454
5.000%, 11/01/21	19	20
FNMA, Pool AD8522
4.000%, 08/01/40	39	42
FNMA, Pool AE0828
3.500%, 02/01/41	308	324
FNMA, Pool AH0621
3.500%, 01/01/41	75	78
FNMA, Pool AJ1407
4.000%, 09/01/41	62	66
FNMA, Pool AJ7689
4.000%, 12/01/41	207	222
FNMA, Pool AK0971
3.000%, 02/01/27	127	133
FNMA, Pool AO2970
3.000%, 05/01/42	189	195
FNMA, Pool AO4137
3.500%, 06/01/42	182	191
FNMA, Pool MA1277
2.500%, 12/01/27	122	126
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	26	26
GNMA, Pool 780315
9.500%, 12/15/17	—	—
GNMA, Pool G2 4696
4.500%, 05/20/40	123	134
GNMA, Pool G2 4747
5.000%, 07/20/40	47	51
GNMA, Pool G2 4923
4.500%, 01/20/41	69	76
GNMA, Pool G2 MA0155
4.000%, 06/20/42	168	181
GNMA, Pool G2 MA0392
3.500%, 09/20/42	198	210

Total U.S. Government Mortgage-Backed Obligations
(Cost $4,754)		4,962

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Foreign Government Bonds [1.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	$3,000	$3,139
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	110
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	126
Province of Quebec Canada, MTN
7.380%, 04/09/26(E)	100	131

Total Foreign Government Bonds
(Cost $3,350)		3,506

Commercial Mortgage-Backed Obligations [0.3%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	132
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	280
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	155
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	282
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	53	53

Total Commercial Mortgage-Backed Obligations
(Cost $889)		902

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	14	14
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	1	1
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	4	4
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	7	7

Description	Face Amount (000)/Shares	Value (000)
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	$26	$26
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	23	23

Total Residential Mortgage-Backed Securities
(Cost $75)		75

Short-Term Investments [1.6%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%*‡	2,209,909	2,210
SEI Daily Income Trust Government Fund, Cl A, 0.120%*	2,209,909	2,210

Total Short-Term Investments
(Cost $4,420)		4,420

Total Investments [98.9%]
(Cost $268,663)		$272,509

Percentages are based on Net Assets of $275,462 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $33,600 (000), representing 12.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Security is considered illiquid. The total market value of such security as of March 31, 2016 was $5,454 (000) and represented 2.0% of net assets of the Fund.
(F)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2016 was $509 (000) and represented 0.2% of net assets of the Fund.

(G)	Security is considered restricted. The total market value of such security as of March 31, 2016 was $509 (000) and represented 0.2% of net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPE — Special Purpose Entity

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$199,240	$—	$199,240
U.S. Treasury Obligations	—	18,810	—	18,810
U.S. Government Agency Obligations	—	16,422	—	16,422
Preferred Stock	5,570	2,579	—	8,149
Closed-End Fund	5,454	—	—	5,454
Municipal Bonds	—	5,438	—	5,438
Asset-Backed Securities	—	4,622	509	5,131
U.S. Government Mortgage-Backed Obligations	—	4,962	—	4,962
Foreign Government Bonds	—	3,506	—	3,506
Commercial Mortgage-Backed Obligations	—	902	—	902
Residential Mortgage-Backed Securities	—	75	—	75
Short-Term Investments	4,420	—	—	4,420
Total Investments in Securities	$15,444	$256,556	$509	$272,509

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2016:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2015	$560
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	2
Purchases	—
Sales/paydowns	(53)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2016	$509
Changes in unrealized gains included in earnings related to securities still held at reporting date	$2

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2016 (000)	Valuation Techniques
BT SPE	$509	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [49.2%]
Advertising Sales [0.2%]
Clear Channel International BV
8.750%, 12/15/20(A)	$500	$516
Lamar Media
5.875%, 02/01/22	525	553
5.750%, 02/01/26(A)	100	105
5.375%, 01/15/24	475	495
5.000%, 05/01/23	450	468
Outfront Media Capital
5.875%, 03/15/25	675	704
5.625%, 02/15/24	600	625
5.250%, 02/15/22	300	307

Total Advertising Sales		3,773

Aerospace & Defense [0.2%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	900	711
Guanay Finance
6.000%, 12/10/20	478	463
TransDigm
7.500%, 07/15/21	100	105
6.500%, 07/15/24	875	868
6.500%, 05/15/25	925	904
6.000%, 07/15/22	950	947
5.500%, 10/15/20	350	351

Total Aerospace & Defense		4,349

Agricultural [0.0%]
Avangardco Investments Public
2.500%, 10/29/18	743	267
UKRLANDFARMING
10.875%, 03/26/18	1,940	592

Total Agricultural		859

Airlines [0.1%]
Avianca Holdings
8.375%, 05/10/20	1,300	1,021
SriLankan Airlines
5.300%, 06/27/19	1,500	1,417

Total Airlines		2,438

Airport Develop/Maint [0.3%]
Aeropuertos Dominicanos Siglo XXI
9.750%, 11/13/19	4,740	5,001

Applications Software [0.1%]
Emdeon
11.000%, 12/31/19	675	714
6.000%, 02/15/21(A)	775	756
Nuance Communications
5.375%, 08/15/20(A)	900	913

Total Applications Software		2,383

Auto Rent & Lease [0.4%]
Avis Budget Car Rental
6.375%, 04/01/24(A)	1,550	1,552
5.500%, 04/01/23	225	218
CAR
6.125%, 02/04/20	1,000	1,026
Hertz
6.750%, 04/15/19	575	583
6.250%, 10/15/22	1,400	1,400
United Rentals North America
6.125%, 06/15/23	500	516
5.750%, 11/15/24	175	175
5.500%, 07/15/25	1,075	1,070
4.625%, 07/15/23	325	323

Total Auto Rent & Lease		6,863

Auto/Trk Prts and Equip-Repl [0.1%]
JB Poindexter
9.000%, 04/01/22(A)	925	969
UCI International
8.625%, 02/15/19(B)	1,125	217

Total Auto/Trk Prts and Equip-Repl		1,186

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Autoparts [0.7%]
Affinia Group
7.750%, 05/01/21	$1,325	$1,365
American Axle & Manufacturing
7.750%, 11/15/19	600	657
6.625%, 10/15/22	675	700
6.250%, 03/15/21	275	284
International Automotive Components Group
9.125%, 06/01/18(A)	900	810
Lear
5.250%, 01/15/25	200	207
4.750%, 01/15/23	1,400	1,438
MPG Holdco I
7.375%, 10/15/22	1,000	990
Omega US Sub
8.750%, 07/15/23(A)	750	720
Schaeffler Finance BV
4.750%, 05/15/21(A)	625	641
4.750%, 05/15/23(A)	800	804
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	382
Schaeffler Holding Finance BV
6.875%, 08/15/18(A) (C)	850	876
6.750%, 11/15/22(A) (C)	575	625
Tenneco
5.375%, 12/15/24	350	360
Tupy Overseas
6.625%, 07/17/24	1,500	1,395
ZF North America Capital
4.750%, 04/29/25(A)	750	746

Total Autoparts		13,000

Banks [4.4%]
Access Bank, MTN
9.250%, 06/24/21(D)	5,175	4,306
African Bank, MTN
8.125%, 02/24/17	2,329	1,991
Agricola Senior Trust
6.750%, 06/18/20	1,148	1,151
Banco BMG
8.000%, 04/15/18	1,000	1,000
Banco do Brasil
9.250%, 10/29/49(D)	500	379
8.500%, 10/29/49(D)	280	248
Bank Nadra via NDR Finance
8.250%, 06/22/17(D) (G) (I)	721	7
CIT Group
5.250%, 03/15/18	325	336
5.000%, 08/01/23	1,175	1,181
Credit Bank of Moscow Via CBOM Finance
8.700%, 11/13/18	3,185	3,105
7.700%, 02/01/18	3,250	3,344
Development Bank of Mongolia, MTN
5.750%, 03/21/17	940	905
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	3,200	3,208
FBN Finance
8.250%, 08/07/20	4,370	3,574
FBN Finance BV
8.000%, 07/23/21(D)	6,788	5,125
ForteBank JSC
11.750%, 12/15/24	2,209	2,022
ICBC Standard Bank, MTN
8.125%, 12/02/19	4,698	5,144
International Bank of Azerbaijan Via Rubrika Finance, MTN
7.200%, 10/31/16	500	498
Kazkommertsbank JSC
8.500%, 05/11/18	4,080	3,743
6.765%, 07/27/16(D) (E)	4,000	3,871
5.500%, 12/21/22	6,948	4,656
Kazkommertsbank JSC, MTN
7.500%, 11/29/16	2,205	2,183
6.875%, 02/13/17	2,360	2,607
National Bank of Oman SAOG
7.875%, 12/29/49(D)	2,260	2,302
National Savings Bank
8.875%, 09/18/18	1,800	1,876
Oschadbank Via SSB #1
9.375%, 03/10/23(E)	5,500	4,758
Privatbank CJSC Via UK SPV Credit Finance
11.000%, 02/09/21	370	226
Privatbank CJSC Via UK SPV Credit Finance, MTN
10.250%, 01/23/18	3,380	2,502
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	1,624	1,527
Russian Standard Bank Via Russian Standard Finance
7.561%, 12/01/16(D) (E)	2,300	2,027

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Sberbank of Russia Via SB Capital
5.500%, 02/26/24(D)	$2,375	$2,158
5.125%, 10/29/22	2,080	2,004
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	720	753
VTB Bank Via VTB Capital
6.950%, 10/17/22	3,532	3,449

Total Banks		78,166

Batteries/Battery Sys [0.0%]
EnerSys
5.000%, 04/30/23(A)	450	434

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	1,575	1,520

Broadcasting & Cable [1.8%]
AMC Networks
5.000%, 04/01/24	1,150	1,154
4.750%, 12/15/22	325	326
Anixter
5.625%, 05/01/19	600	629
5.500%, 03/01/23(A)	650	658
5.125%, 10/01/21	300	302
Belden
5.500%, 09/01/22(A)	1,050	1,055
5.250%, 07/15/24(A)	1,125	1,074
Cablevision Systems
5.875%, 09/15/22	275	232
CCO Holdings
7.375%, 06/01/20	300	312
6.625%, 01/31/22	650	684
5.875%, 04/01/24(A)	325	340
5.875%, 05/01/27(A)	600	612
5.750%, 09/01/23	525	545
5.750%, 01/15/24	425	443
5.375%, 05/01/25(A)	250	254
5.250%, 09/30/22	675	695
5.125%, 02/15/23	1,275	1,301
CCOH Safari
5.750%, 02/15/26(A)	300	311
Cequel Communications Holdings I
5.125%, 12/15/21(A)	1,350	1,257
Clear Channel Communications
9.000%, 03/01/21	1,150	801
Clear Channel Worldwide Holdings
6.500%, 11/15/22	2,000	1,990
Columbus International
7.375%, 03/30/21	3,860	4,111
CSC Holdings
5.250%, 06/01/24	250	223
DISH DBS
5.875%, 07/15/22	2,425	2,298
5.000%, 03/15/23	100	88
Gray Television
7.500%, 10/01/20	1,150	1,213
LIN Television
6.375%, 01/15/21	175	182
5.875%, 11/15/22	650	658
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	868
Numericable Group
6.250%, 05/15/24(A)	575	557
6.000%, 05/15/22(A)	800	780
Sinclair Television Group
5.875%, 03/15/26(A)	425	435
5.625%, 08/01/24(A)	1,775	1,784
Tribune Media
5.875%, 07/15/22(A)	1,400	1,368
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	538
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,500	1,559
Ziggo Bond Finance BV
5.875%, 01/15/25(A)	275	270

Total Broadcasting & Cable		31,907

Building & Construction [2.2%]
Allegion US Holding
5.750%, 10/01/21	550	576
Building Materials Corp of America
6.000%, 10/15/25(A)	425	449
C10 Capital SPV
6.722%, 12/31/49(D)	100	81
Cemex
7.750%, 04/16/26(A)	1,885	1,937
7.250%, 01/15/21	765	794
6.500%, 12/10/19	3,045	3,127
5.875%, 03/25/19	970	975
CEMEX Espana
9.875%, 04/30/19	2,040	2,149

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Cemex Finance
9.375%, 10/12/22	$9,030	$9,937
China Shanshui Cement Group
7.500%, 03/10/20	4,500	3,219
Dry Mix Solutions Investissements SAS
4.025%, 06/15/21(D)	3,000	3,307
Grupo Cementos de Chihuahua
8.125%, 02/08/20	1,715	1,749
Kerneos Corporate SAS
4.548%, 03/01/21(D)	2,000	2,185
Masonite International
5.625%, 03/15/23(A)	500	523
NCI Building Systems
8.250%, 01/15/23(A)	800	842
Nortek
8.500%, 04/15/21	1,675	1,738
Saderea, MTN
12.500%, 11/30/26	2,861	2,353
USG
7.875%, 03/30/20(A)	250	260
5.875%, 11/01/21(A)	650	679
5.500%, 03/01/25(A)	400	416
Wise Metals Intermediate Holdings
9.750%, 06/15/19(A)	525	239
Yuksel Insaat
9.500%, 12/31/49(B)	1,500	862

Total Building & Construction		38,397

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	2,050	1,863

Building-Heavy Construct [0.1%]
Pratama Agung Pte
6.250%, 02/24/20	2,500	2,486

Business Services [0.0%]
CoreLogic
7.250%, 06/01/21	675	701

Chemicals [0.6%]
Ashland
4.750%, 08/15/22	950	964
Celanese US Holdings
4.625%, 11/15/22	375	377
Eco Services Operations
8.500%, 11/01/22(A)	625	575
Hexion
6.625%, 04/15/20	700	581
Hexion US Finance
8.875%, 02/01/18	1,625	1,113
Huntsman International
5.125%, 11/15/22(A)	875	849
4.875%, 11/15/20	1,025	1,015
Ineos Finance
4.000%, 05/01/23	1,000	1,105
Novacap International SAS, MTN
4.840%, 05/01/19(D)	1,000	1,131
Platform Specialty
6.500%, 02/01/22(A)	2,650	2,231
WR Grace & -Conn
5.625%, 10/01/24(A)	325	339
5.125%, 10/01/21(A)	225	234

Total Chemicals		10,514

Coal Mining [0.3%]
Berau Coal Energy
7.250%, 03/13/17	3,935	792
Indo Energy Finance II BV
6.375%, 01/24/23	4,775	2,054
Mongolian Mining
8.875%, 03/29/17	12,398	2,386
New World Resources
8.000%, 04/07/20	947	65

Total Coal Mining		5,297

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,378

Commercial Serv-Finance [0.1%]
TMF Group Holding BV
5.173%, 12/01/18(D)	1,000	1,140

Commercial Services [0.3%]
Allegion
5.875%, 09/15/23	175	184
Anna Merger Sub
7.750%, 10/01/22(A)	2,350	2,180
BC Luxco 1
7.375%, 01/29/20	2,470	2,279

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Iron Mountain
6.000%, 10/01/20(A)	$125	$132
5.750%, 08/15/24	725	743

Total Commercial Services		5,518

Computer Graphics [0.1%]
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,368

Computer Software [0.1%]
Italics Merger Sub
7.125%, 07/15/23(A)	1,675	1,616
SS&C Technologies Holdings
5.875%, 07/15/23(A)	800	826

Total Computer Software		2,442

Computer System Design & Services [0.2%]
IHS
5.000%, 11/01/22	550	570
NCR
6.375%, 12/15/23	625	644
5.875%, 12/15/21	400	409
5.000%, 07/15/22	975	965
4.625%, 02/15/21	300	299

Total Computer System Design & Services		2,887

Consumer Products & Services [0.4%]
Prestige Brands
6.375%, 03/01/24(A)	575	599
5.375%, 12/15/21(A)	1,275	1,291
Serta Simmons Holdings
8.125%, 10/01/20(A)	2,300	2,386
ServiceMaster
7.450%, 08/15/27	225	222
7.100%, 03/01/18	475	484
Spectrum Brands
6.125%, 12/15/24	575	614
5.750%, 07/15/25	800	850
Tempur Sealy International
5.625%, 10/15/23(A)	475	489

Total Consumer Products & Services		6,935

Containers & Packaging [1.1%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	2,325	2,405
6.750%, 01/31/21(A)	200	194
6.000%, 06/30/21(A)	600	570
Ball
5.250%, 07/01/25	1,225	1,286
4.375%, 12/15/20	200	208
4.000%, 11/15/23	825	813
Berry Plastics
6.000%, 10/15/22(A)	400	419
5.500%, 05/15/22	2,075	2,137
5.125%, 07/15/23	575	579
BWAY Holding
9.125%, 08/15/21(A)	1,550	1,383
Crown Americas
4.500%, 01/15/23	1,300	1,326
Graphic Packaging International
4.875%, 11/15/22	350	355
4.750%, 04/15/21	200	208
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	425	447
5.875%, 08/15/23(A)	375	391
5.375%, 01/15/25(A)	950	943
5.000%, 01/15/22(A)	125	128
Pactiv
7.950%, 12/15/25	200	184
Reynolds Group Issuer
9.875%, 08/15/19	350	363
8.250%, 02/15/21	1,850	1,896
5.750%, 10/15/20	1,350	1,385
Sealed Air
5.250%, 04/01/23(A)	50	53
5.125%, 12/01/24(A)	850	882
4.875%, 12/01/22(A)	725	754

Total Containers & Packaging		19,309

Data Processing/Mgmt [0.3%]
First Data
7.000%, 12/01/23(A)	1,150	1,161
5.750%, 01/15/24(A)	3,050	3,050
5.375%, 08/15/23(A)	1,300	1,332

Total Data Processing/Mgmt		5,543

Decision Support Software [0.0%]
MSCI
5.750%, 08/15/25(A)	525	553
5.250%, 11/15/24(A)	275	284

Total Decision Support Software		837

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Dental Supplies and Equip [0.2%]
IDH Finance
5.588%, 12/01/18(D)	$3,000	$4,223

Diagnostic Equipment [0.1%]
Crimson Merger Sub
6.625%, 05/15/22(A)	3,300	2,463

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	775	809
5.125%, 07/15/24	175	177
5.000%, 05/01/25	625	619

Total Dialysis Centers		1,605

Diamonds/Precious Stones [0.0%]
Petra Diamonds US Treasury
8.250%, 05/31/20	1,050	890

Disposable Medical Prod [0.1%]
Sterigenics-Nordion Holdings
6.500%, 05/15/23(A)	1,600	1,596

Distribution/Wholesale [0.3%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)	200	207
5.625%, 04/15/21(A)	900	927
Beacon Roofing Supply
6.375%, 10/01/23(A)	300	318
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,333
HD Supply
7.500%, 07/15/20	475	504
5.750%, 04/15/24(A)	575	591
5.250%, 12/15/21(A)	575	604

Total Distribution/Wholesale		4,484

Drugs [0.4%]
Endo
6.000%, 07/15/23(A)	975	918
Endo Finance
6.000%, 02/01/25(A)	1,600	1,500
Grifols Worldwide Operations
5.250%, 04/01/22	1,250	1,284
Quintiles Transnational
4.875%, 05/15/23(A)	375	385
Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	425	335
5.500%, 03/01/23(A)	100	79
VPII Escrow
7.500%, 07/15/21(A)	900	750
VRX Escrow
6.125%, 04/15/25(A)	1,550	1,193
5.875%, 05/15/23(A)	1,025	803

Total Drugs		7,247

E-Commerce/Services [0.1%]
Match Group
6.750%, 12/15/22(A)	1,525	1,546

Educational Software [0.0%]
Blackboard
7.750%, 11/15/19(A)	650	523

Electric Utilities [0.8%]
Calpine
5.875%, 01/15/24(A)	550	577
5.750%, 01/15/25	1,425	1,368
Eskom Holdings SOC
7.125%, 02/11/25	5,600	5,172
5.750%, 01/26/21	2,500	2,301
NRG Energy
6.625%, 03/15/23	1,175	1,096
6.250%, 05/01/24	1,325	1,216
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	2,000	2,015

Total Electric Utilities		13,745

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,650	1,666

Energy [0.2%]
CGG
6.875%, 01/15/22	375	146
ContourGlobal Power Holdings
7.125%, 06/01/19	3,150	3,060
Viridian Group
7.500%, 03/01/20	500	596

Total Energy		3,802

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Energy & Power [0.2%]
Greenko Dutch BV
8.000%, 08/01/19	$3,000	$3,195
TerraForm Power Operating
6.125%, 06/15/25(A)	450	351
5.875%, 02/01/23(A)	525	425

Total Energy & Power		3,971

Enterprise Software/Serv [0.4%]
BMC Software Finance
8.125%, 07/15/21(A)	2,300	1,656
Ensemble S Merger Sub
9.000%, 09/30/23(A)	1,125	1,102
Infor Software Parent
7.125%, 05/01/21(A)	1,775	1,327
Infor US
6.500%, 05/15/22	2,925	2,662
Information US
5.750%, 08/15/20(A)	225	232

Total Enterprise Software/Serv		6,979

Entertainment & Gaming [1.1%]
Affinity Gaming
9.000%, 05/15/18	375	381
Ameristar Casinos
7.500%, 04/15/21	600	624
Boyd Gaming
6.875%, 05/15/23	1,225	1,305
6.375%, 04/01/26(A)	300	311
Chester Downs & Marina
9.250%, 02/01/20(A)	850	616
Cinemark USA
7.375%, 06/15/21	175	182
5.125%, 12/15/22	300	307
Global Liman Isletmeleri
8.125%, 11/14/21	1,000	876
GLP Capital
5.375%, 11/01/23	850	850
MGM Resorts International
7.750%, 03/15/22	1,400	1,559
6.750%, 10/01/20	250	271
6.000%, 03/15/23	600	621
5.250%, 03/31/20	350	359
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	1,100	1,128
Penn National Gaming
5.875%, 11/01/21	1,525	1,517
Pinnacle Entertainment
7.750%, 04/01/22	525	576
6.375%, 08/01/21	400	424
Regal Entertainment Group
5.750%, 03/15/22	500	518
5.750%, 02/01/25	650	653
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,925	1,930
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	470	481
Station Casinos
7.500%, 03/01/21	1,350	1,429
Studio City Finance
8.500%, 12/01/20	2,000	2,005

Total Entertainment & Gaming		18,923

E-Services/Consulting [0.1%]
TES Finance
6.750%, 07/15/20	1,000	1,221

Export/Import Bank [0.2%]
Ukreximbank Via Biz Finance
9.625%, 04/27/22	3,775	3,322

Financial Services [1.3%]
AerCap Ireland Capital
4.625%, 07/01/22	250	255
4.500%, 05/15/21	800	817
Ally Financial
5.750%, 11/20/25	1,400	1,368
5.125%, 09/30/24	450	460
4.750%, 09/10/18	1,150	1,167
4.625%, 05/19/22	100	100
4.625%, 03/30/25	1,300	1,282
4.125%, 03/30/20	425	422
4.125%, 02/13/22	400	393
2.750%, 01/30/17	475	473
Arrow Global Finance
5.048%, 11/01/21(D)	1,000	1,138
Astana Finance JSC
0.000%, 12/22/24(G) (I)	147	3
Cabot Financial Luxembourg II
5.875%, 11/15/21(D)	1,000	1,109
Credito Real
7.500%, 03/13/19	2,500	2,475
Helios Towers Finance Netherlands BV
8.375%, 07/15/19	2,920	2,643

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
International Lease Finance
5.875%, 08/15/22	$1,325	$1,438
4.625%, 04/15/21	1,900	1,948
Lock
5.500%, 08/15/20(D)	2,000	2,264
Navient
5.875%, 10/25/24	825	699
Navient, MTN
6.125%, 03/25/24	575	495
5.500%, 01/25/23	175	149
Quicken Loans
5.750%, 05/01/25(A)	2,225	2,158
Russian Standard
13.000%, 10/27/22	2,616	523

Total Financial Services		23,779

Firearms and Ammunition [0.0%]
FGI Operating Company
7.875%, 05/01/20(G) (I)	925	555

Food, Beverage & Tobacco [2.1%]
ARAMARK
5.750%, 03/15/20	1,350	1,392
5.125%, 01/15/24	300	316
Boparan Finance
5.500%, 07/15/21	1,000	1,329
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,077
CEDC Finance International
10.000%, 04/30/18(E)	1,668	1,309
CFG Investment SAC
9.750%, 07/30/19(B)	1,220	793
Constellation Brands
4.750%, 12/01/25	350	362
Dean Foods
6.500%, 03/15/23(A)	200	206
Galapagos
4.525%, 06/15/21(D)	3,000	3,209
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,525	1,296
JBS Investments GmbH
7.750%, 10/28/20	3,000	2,970
JBS USA
5.750%, 06/15/25	1,819	1,601
Marfrig Holding Europe BV
8.375%, 05/09/18	2,595	2,608
6.875%, 06/24/19	3,490	3,320
Marfrig Overseas
9.500%, 05/04/20	5,304	5,357
MHP
8.250%, 04/02/20	4,610	4,046
Minerva Luxembourg
8.750%, 12/29/49(D)	3,000	2,801
Pinnacle Foods Finance
5.875%, 01/15/24(A)	250	262
4.875%, 05/01/21	1,675	1,692
Smithfield Foods
6.625%, 08/15/22	850	903
Sun Merger Sub
5.875%, 08/01/21(A)	600	621

Total Food, Beverage & Tobacco		37,470

Food-Canned [0.0%]
TreeHouse Foods
6.000%, 02/15/24(A)	275	291

Food-Flour and Grain [0.1%]
Post Holdings
8.000%, 07/15/25(A)	1,500	1,665
7.750%, 03/15/24(A)	375	412

Total Food-Flour and Grain		2,077

Food-Wholesale/Distrib [0.1%]
US Foods
8.500%, 06/30/19	2,525	2,594

Foreign Governments [0.4%]
Argentine Republic Government International Bond
7.820%, 12/31/33(B)	5,160	6,621
Egypt Government International Bond
5.875%, 06/11/25	1,000	890

Total Foreign Governments		7,511

Gaming [0.0%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	717	739

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	1,625	1,649

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	1,500	1,564

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Hotels and Motels [0.2%]
Grupo Posadas
7.875%, 06/30/22	$2,990	$2,938
Hilton Worldwide Finance
5.625%, 10/15/21	700	725

Total Hotels and Motels		3,663

Human Resources [0.1%]
Team Health
7.250%, 12/15/23(A)	1,250	1,338

Industrial [0.0%]
Unifrax I
7.500%, 02/15/19(A)	950	587

Insurance [0.2%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	1,675	1,650
Hub Holdings
8.125%, 07/15/19(A) (C)	1,450	1,334
HUB International
9.250%, 02/15/21(A)	150	155

Total Insurance		3,139

Internet Connectiv Svcs [0.1%]
Adria Bidco BV
7.875%, 11/15/20	2,000	2,420

Internet Security [0.2%]
Blue Coat Holdings
8.375%, 06/01/23(A)	1,550	1,597
VeriSign
5.250%, 04/01/25	525	529
4.625%, 05/01/23	825	833

Total Internet Security		2,959

Mach Tools and Rel Products [0.0%]
Milacron
7.750%, 02/15/21(A)	700	644

Machinery-General Indust [0.2%]
Gardner Denver
6.875%, 08/15/21(A)	1,075	879
Manitowoc Foodservice
9.500%, 02/15/24(A)	375	409
Zebra Technologies
7.250%, 10/15/22	2,000	2,170

Total Machinery-General Indust		3,458

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	1,050	992

Medical Labs and Testing Srv [0.2%]
Synlab Bondco
5.000%, 07/01/22(D)	3,000	3,414

Medical Products & Services [1.4%]
Acadia Healthcare
6.500%, 03/01/24(A)	1,150	1,196
AMAG Pharmaceuticals
7.875%, 09/01/23(A)	250	221
Care UK Health & Social Care
5.591%, 07/15/19(D)	679	834
CHS
6.875%, 02/01/22	2,650	2,392
5.125%, 08/01/21	450	456
HCA
7.500%, 02/15/22	1,625	1,840
6.500%, 02/15/20	300	329
5.875%, 05/01/23	825	865
5.875%, 02/15/26	250	257
5.375%, 02/01/25	2,250	2,275
5.250%, 04/15/25	1,525	1,571
5.000%, 03/15/24	1,875	1,918
HCA Holdings
6.250%, 02/15/21	550	591
Hill-Rom Holdings
5.750%, 09/01/23(A)	375	388
IASIS Healthcare
8.375%, 05/15/19	1,375	1,356
LifePoint Health
5.875%, 12/01/23	325	340
LifePoint Hospitals
5.500%, 12/01/21	1,025	1,071
Mallinckrodt International Finance
5.625%, 10/15/23(A)	350	318
5.500%, 04/15/25(A)	1,125	993
4.875%, 04/15/20(A)	325	304
4.750%, 04/15/23	975	799
Teleflex
5.250%, 06/15/24	450	461
Tenet Healthcare
8.125%, 04/01/22	1,625	1,672

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
6.750%, 06/15/23	$1,550	$1,484
4.500%, 04/01/21	850	854
4.375%, 10/01/21	925	927

Total Medical Products & Services		25,712

Medical-HMO [0.1%]
MPH Acquisition Holdings
6.625%, 04/01/22(A)	2,575	2,678

Medical-Outptnt/Home Med [0.1%]
Amsurg
5.625%, 11/30/20	300	310
5.625%, 07/15/22	1,075	1,107

Total Medical-Outptnt/Home Med		1,417

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(A)	1,175	1,260

Metal-Copper [0.2%]
First Quantum Minerals
7.250%, 10/15/19	3,050	2,196
Freeport-McMoRan
5.400%, 11/14/34	1,500	919
3.875%, 03/15/23	400	271

Total Metal-Copper		3,386

Metal-Iron [0.6%]
Vale Overseas
6.875%, 11/21/36	856	680
6.875%, 11/10/39	3,329	2,609
5.625%, 09/15/19	723	703
4.625%, 09/15/20	4,390	4,050
4.375%, 01/11/22	3,455	2,958

Total Metal-Iron		11,000

Metals & Mining [0.2%]
TiZir
9.000%, 09/28/17	4,100	3,157
Vedanta Resources
8.250%, 06/07/21	865	510
7.125%, 05/31/23	1,025	564

Total Metals & Mining		4,231

Mining Other [0.2%]
Uranium One Investments
6.250%, 12/13/18	3,150	3,032

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	1,425	1,097

Total Miscellaneous Business Services		1,097

Miscellaneous Manufacturing [0.7%]
MAF Global Securities
7.125%, 10/29/49(D)	2,625	2,756
Natsionalnaya Kompaniya Kazakhstan Engineering AO
4.550%, 12/03/16	278	268
Sistema via Sistema International Funding
6.950%, 05/17/19	3,600	3,748
TMK OAO Via TMK Capital
7.750%, 01/27/18	2,560	2,596
6.750%, 04/03/20	2,415	2,349

Total Miscellaneous Manufacturing		11,717

MRI/Medical Diag Imaging [0.1%]
Surgical Care Affiliates
6.000%, 04/01/23(A)	1,125	1,133

Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	1,125	1,189
5.500%, 12/01/24	1,125	1,159

Total Office Automation and Equip		2,348

Oil-Field Services [0.2%]
Borets Finance
7.625%, 09/26/18	700	603
Hiland Partners
5.500%, 05/15/22(A)	375	376
Sea Trucks Group
9.000%, 03/26/18(A)	4,480	1,344
Western Refining Logistics
7.500%, 02/15/23	900	801

Total Oil-Field Services		3,124

Paper & Related Products [0.2%]
Argos Merger Sub
7.125%, 03/15/23(A)	2,075	2,206

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Clearwater Paper
5.375%, 02/01/25(A)	$1,300	$1,269

Total Paper & Related Products		3,475

Petrochemicals [0.2%]
Braskem America Finance
7.125%, 07/22/41	1,850	1,569
Braskem Finance
5.750%, 04/15/21	700	667
5.375%, 05/02/22	800	726

Total Petrochemicals		2,962

Petroleum & Fuel Products [7.2%]
Access Midstream Partners
4.875%, 05/15/23	300	260
4.875%, 03/15/24	825	720
Antero Resources
5.625%, 06/01/23	200	184
5.125%, 12/01/22	350	318
Antero Resources Finance
6.000%, 12/01/20	650	617
5.375%, 11/01/21	475	439
Approach Resources
7.000%, 06/15/21	350	167
Blue Racer Midstream
6.125%, 11/15/22(A)	725	604
BreitBurn Energy Partners
7.875%, 04/15/22	350	35
California Resources
6.000%, 11/15/24	1,250	281
Carrizo Oil & Gas
7.500%, 09/15/20	775	723
6.250%, 04/15/23	350	308
Chaparral Energy
9.875%, 10/01/20	75	14
7.625%, 11/15/22	400	76
Chesapeake Energy
6.875%, 11/15/20	425	167
5.750%, 03/15/23	350	119
5.375%, 06/15/21	500	177
Continental Resources
4.500%, 04/15/23	1,000	836
Crestwood Midstream Partners
6.250%, 04/01/23(A)	875	647
6.125%, 03/01/22	850	637
6.000%, 12/15/20	575	451
CrownRock
7.750%, 02/15/23(A)	225	218
7.125%, 04/15/21(A)	150	144
CVR Refining
6.500%, 11/01/22	1,225	1,084
DNO
8.750%, 06/18/20(A)	1,000	625
Energy Transfer Equity
5.875%, 01/15/24	2,325	1,988
5.500%, 06/01/27	175	140
EP Energy
9.375%, 05/01/20	675	340
7.750%, 09/01/22	150	70
6.375%, 06/15/23	350	161
EP PetroEcuador via Noble Sovereign Funding I
6.258%, 09/24/19(D)	13,475	11,740
Gazprom OAO Via Gaz Capital
6.510%, 03/07/22	2,914	3,051
Genel Energy Finance
7.500%, 05/14/19(A)	6,200	3,720
Georgian Oil and Gas
6.875%, 05/16/17	5,358	5,360
Gulfport Energy
7.750%, 11/01/20	750	750
6.625%, 05/01/23	425	395
Halcon Resources
8.625%, 02/01/20(A)	600	426
Holly Energy Partners
6.500%, 03/01/20	1,050	1,039
Kinder Morgan
5.625%, 11/15/23(A)	1,025	1,040
Laredo Petroleum
7.375%, 05/01/22	600	510
6.250%, 03/15/23	200	167
5.625%, 01/15/22	300	250
Legacy Reserves
6.625%, 12/01/21	950	181
Linn Energy
6.500%, 05/15/19	275	30
6.500%, 09/15/21	275	32
6.250%, 11/01/19	425	47
Lone Pine Resources Canada
0.000%, 02/15/17(G) (I)	75	—
MIE Holdings
7.500%, 04/25/19	1,745	796
MPLX
4.875%, 12/01/24(A)	700	646
4.875%, 06/01/25(A)	875	798
Newfield Exploration
5.375%, 01/01/26	425	387
Northern Oil and Gas
8.000%, 06/01/20	1,275	802

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	$4,160	$3,266
Oasis Petroleum
6.875%, 03/15/22	400	296
6.875%, 01/15/23	225	166
6.500%, 11/01/21	850	629
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	2,861	901
Pacific Rubiales Energy
5.625%, 01/19/25	100	17
5.375%, 01/26/19	50	8
PDC Energy
7.750%, 10/15/22	175	175
Petrobras Global Finance BV
7.875%, 03/15/19	784	752
6.875%, 01/20/40	5,430	3,910
6.850%, 06/05/15	858	598
6.250%, 03/17/24	4,002	3,200
5.375%, 01/27/21	5,475	4,537
3.522%, 03/17/20(D)	1,000	770
2.762%, 01/15/19(D)	5,500	4,469
Petrobras International Finance
5.750%, 01/20/20	2,490	2,169
Petroleos de Venezuela
9.750%, 05/17/35	9,590	3,644
8.500%, 11/02/17	9,898	5,246
5.125%, 10/28/16	5,730	4,469
Puma International Financing
6.750%, 02/01/21	7,389	7,090
QGOG Atlantic
5.250%, 07/30/18	2,831	2,138
QGOG Constellation
6.250%, 11/09/19	7,985	4,551
Range Resources
5.000%, 03/15/23	475	403
4.875%, 05/15/25(A)	772	676
Regency Energy Partners
5.875%, 03/01/22	400	389
5.500%, 04/15/23	200	178
5.000%, 10/01/22	150	141
4.500%, 11/01/23	350	309
Rice Energy
7.250%, 05/01/23	200	175
6.250%, 05/01/22	1,200	1,044
Rose Rock Midstream
5.625%, 07/15/22	1,300	865
5.625%, 11/15/23	425	276
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/22	3,153	2,933
RSP Permian
6.625%, 10/01/22	625	616
Sabine Pass Liquefaction
6.250%, 03/15/22	1,050	1,028
5.625%, 02/01/21	1,225	1,178
5.625%, 04/15/23	175	166
5.625%, 03/01/25	625	596
SandRidge Energy
8.125%, 10/15/22	975	56
7.500%, 03/15/21	75	4
Seven Energy
10.250%, 10/11/21	7,343	4,259
SM Energy
6.500%, 11/15/21	100	74
6.500%, 01/01/23	100	71
6.125%, 11/15/22	225	164
5.625%, 06/01/25	375	261
5.000%, 01/15/24	350	242
Southern Gas Corridor CJSC
6.875%, 03/24/26	1,500	1,501
Summit Midstream Holdings
7.500%, 07/01/21	200	157
5.500%, 08/15/22	1,050	746
Targa Resources Partners
5.250%, 05/01/23	675	623
4.250%, 11/15/23	250	219
Tesoro
5.375%, 10/01/22	375	370
Tesoro Logistics
6.250%, 10/15/22(A)	800	792
6.125%, 10/15/21	225	225
5.875%, 10/01/20	924	916
5.500%, 10/15/19(A)	50	50
5.125%, 04/01/24	600	590
W&T Offshore
8.500%, 06/15/19	225	27
Whiting Petroleum
6.250%, 04/01/23	1,225	824
5.750%, 03/15/21	150	100
5.000%, 03/15/19	375	260
YPF
8.500%, 03/23/21(A) (G) (I)	1,200	1,205
8.500%, 07/28/25	1,710	1,666
YPF Sociedad Anonima
8.500%, 03/23/21	250	250
Zhaikmunai LLP
7.125%, 11/13/19	5,413	4,291

Total Petroleum & Fuel Products		128,634

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Phys Practice Mgmnt [0.0%]
MEDNAX
5.250%, 12/01/23(A)	$200	$208

Printing & Publishing [0.3%]
Expo Event Transco
9.000%, 06/15/21(A)	1,175	1,122
Multi-Color
6.125%, 12/01/22(A)	1,225	1,243
Mustang Merger
8.500%, 08/15/21(A)	850	878
Nielsen Finance
5.000%, 04/15/22(A)	1,700	1,743

Total Printing & Publishing		4,986

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	1,125	1,209
5.500%, 09/15/24(A)	50	52
5.125%, 10/15/19	175	183
4.875%, 09/15/21(A)	50	51

Total Publishing-Newspapers		1,495

Radio [0.4%]
Cumulus Media Holdings
7.750%, 05/01/19	500	190
Entercom Radio
10.500%, 12/01/19	675	700
Radio One
9.250%, 02/15/20(A)	900	616
7.375%, 04/15/22(A)	975	878
Sirius XM Holdings
4.625%, 05/15/23(A)	1,250	1,230
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,026
5.375%, 04/15/25(A)	650	661
Townsquare Media
6.500%, 04/01/23(A)	1,200	1,151

Total Radio		6,452

Real Estate [0.1%]
BR Malls International Finance
8.500%, 01/29/49	1,155	1,022

Real Estate Investment Trusts [0.0%]
RHP Hotel Properties
5.000%, 04/15/23	150	153

Real Estate Oper/Develop [1.4%]
China SCE Property Holdings
10.000%, 07/02/20	795	860
Global Prime Capital Pte
6.750%, 04/27/20	1,000	996
IRSA Propiedades
8.750%, 03/23/23	500	501
Jababeka International BV
7.500%, 09/24/19	1,500	1,499
Kaisa Group Holdings
10.250%, 01/08/20(B)	2,395	1,832
8.875%, 03/19/18(B)	3,137	2,447
KWG Property Holding
8.975%, 01/14/19	2,000	2,145
Sunac China Holdings
9.375%, 04/05/18	1,935	2,027
Times Property Holdings
12.625%, 03/21/19	1,790	2,000
Vingroup JSC
11.625%, 05/07/18	4,025	4,337
VLL International, MTN
7.375%, 06/18/22	3,000	3,030
Yuzhou Properties
8.625%, 01/24/19	2,680	2,830

Total Real Estate Oper/Develop		24,504

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(A)	2,525	2,593

Resorts/Theme Parks [0.1%]
Cedar Fair
5.250%, 03/15/21	1,000	1,036
Six Flags Entertainment
5.250%, 01/15/21(A)	800	822

Total Resorts/Theme Parks		1,858

Retail [1.4%]
AmeriGas Finance
7.000%, 05/20/22	675	692
AmeriGas Partners
6.500%, 05/20/21	900	913
BKW
6.000%, 04/01/22(A)	2,275	2,366
Burger King
4.625%, 01/15/22(A)	450	458
Family Tree Escrow
5.750%, 03/01/23(A)	425	451

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Ferrellgas
6.750%, 01/15/22	$1,175	$1,043
6.750%, 06/15/23(A)	425	373
6.500%, 05/01/21	675	599
Grupo Famsa
7.250%, 06/01/20	3,000	2,647
Hillman Group
6.375%, 07/15/22(A)	1,650	1,378
Iceland Bondco
4.841%, 07/15/20(D)	1,000	1,250
Jo-Ann Stores
8.125%, 03/15/19(A)	100	92
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (C)	525	420
L Brands
5.625%, 10/15/23	700	768
Limited Brands
5.625%, 02/15/22	350	381
Michaels Stores
5.875%, 12/15/20(A)	1,500	1,571
Neiman Marcus Group
8.750%, 10/15/21(A) (C)	900	693
New Look Secured Issuer
4.500%, 07/01/22(D)	2,000	2,233
NPC International
10.500%, 01/15/20	850	878
Party City Holdings
6.125%, 08/15/23(A)	1,225	1,253
Rite Aid
6.125%, 04/01/23(A)	1,050	1,113
Sally Holdings
5.625%, 12/01/25	175	186
Stonegate Pub Financing
5.341%, 04/15/19(D)	1,000	1,427
Vista Outdoor
5.875%, 10/01/23(A)	525	550
Yum! Brands
3.875%, 11/01/23	775	717

Total Retail		24,452

Rubber & Plastic [0.0%]
Goodyear Tire & Rubber
5.125%, 11/15/23	525	537

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	1,800	1,539

Semicon Compo-Intg Circu [0.0%]
NXP BV
5.750%, 03/15/23(A)	75	79

Semi-Conductors [0.7%]
Advanced Micro Devices
7.500%, 08/15/22	325	223
7.000%, 07/01/24	800	524
Entegris
6.000%, 04/01/22(A)	1,300	1,319
Micron Technology
5.500%, 02/01/25	375	304
5.250%, 08/01/23(A)	575	470
5.250%, 01/15/24(A)	400	322
Microsemi
9.125%, 04/15/23(A)	700	768
Qorvo
7.000%, 12/01/25(A)	875	910
Sensata Technologies BV
5.625%, 11/01/24(A)	425	442
5.000%, 10/01/25(A)	650	655
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	239
STATS ChipPAC
8.500%, 11/24/20	5,800	5,638

Total Semi-Conductors		11,814

Sovereign Agency [0.3%]
KazAgro National Management Holding JSC, MTN
4.625%, 05/24/23	2,000	1,660
3.255%, 05/22/19	3,200	3,314

Total Sovereign Agency		4,974

Special Purpose Banks [0.3%]
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	2,000	2,063
6.025%, 07/05/22	2,590	2,532

Total Special Purpose Banks		4,595

Steel & Steel Works [0.5%]
ArcelorMittal
6.125%, 06/01/25	1,500	1,388
Ferrexpo Finance
10.375%, 04/07/19	1,723	1,017

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Gerdau Trade
4.750%, 04/15/23	$250	$198
Metinvest BV
10.250%, 05/20/49	2,959	1,332
Metinvest BV, MTN
10.500%, 11/28/17	2,824	1,271
8.750%, 02/14/18	3,909	1,760
Steel Dynamics
6.375%, 08/15/22	300	309
5.500%, 10/01/24	900	911
5.250%, 04/15/23	125	126
5.125%, 10/01/21	225	227

Total Steel & Steel Works		8,539

Sugar [0.1%]
Cosan Overseas
8.250%, 11/29/49	2,950	2,478

Technology [0.1%]
Truven Health Analytics
10.625%, 06/01/20	1,275	1,360

Telecommunication Equip [0.1%]
CommScope
5.500%, 06/15/24(A)	525	530
CommScope Holding
6.625%, 06/01/20(A) (C)	250	256
CommScope Technologies Finance
6.000%, 06/15/25(A)	950	959

Total Telecommunication Equip		1,745

Telephones & Telecommunications [5.3%]
Altice
7.750%, 05/15/22(A)	1,900	1,870
7.625%, 02/15/25(A)	725	694
Altice Financing
6.625%, 02/15/23(A)	150	150
Altice US Finance I
5.375%, 07/15/23(A)	575	591
Altice US Finance II
7.750%, 07/15/25(A)	1,000	985
Banglalink Digital Communications
8.625%, 05/06/19	4,430	4,585
Colombia Telecomunicaciones ESP
8.500%, 12/29/49(D)	2,500	2,114
Comcel Trust
6.875%, 02/06/24	4,535	4,240
Digicel
7.000%, 02/15/20(A)	325	297
6.000%, 04/15/21	6,340	5,674
6.000%, 04/15/21(A)	175	157
Digicel Group
8.250%, 09/30/20	14,900	12,839
8.250%, 09/30/20(A)	1,375	1,179
7.125%, 04/01/22	3,990	3,102
Intelsat Jackson Holdings
8.000%, 02/15/24(A)	800	824
7.500%, 04/01/21	175	111
6.625%, 12/15/22	1,600	856
5.500%, 08/01/23	1,900	1,145
Intelsat Luxembourg
8.125%, 06/01/23	600	179
7.750%, 06/01/21	825	245
Level 3 Communications
5.750%, 12/01/22	750	774
Level 3 Financing
7.000%, 06/01/20	500	522
5.375%, 01/15/24(A)	100	101
5.375%, 05/01/25	1,200	1,215
5.250%, 03/15/26(A)	400	403
Matterhorn Telecom
3.750%, 05/01/22(D)	1,500	1,600
Mauritius Investments
4.755%, 11/11/24	1,800	1,620
MetroPCS Wireless
6.625%, 11/15/20	600	619
Millicom International Cellular
6.625%, 10/15/21	5,460	5,494
6.000%, 03/15/25	2,805	2,602
4.750%, 05/22/20	890	848
Neptune Finco
10.875%, 10/15/25(A)	1,575	1,712
10.125%, 01/15/23(A)	825	883
6.625%, 10/15/25(A)	625	676
Oi
5.750%, 02/10/22	1,560	417
Portugal Telecom International Finance BV, MTN
5.000%, 11/04/19	100	31
4.500%, 06/16/25	500	134
Sable International Finance
6.875%, 08/01/22	2,640	2,653
Sixsigma Networks Mexico
8.250%, 11/07/21	2,500	2,356
Sprint
7.875%, 09/15/23	2,925	2,237

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
7.125%, 06/15/24	$350	$260
Sprint Capital
6.875%, 11/15/28	1,925	1,405
Sprint Nextel
7.000%, 03/01/20(A)	600	600
6.000%, 11/15/22	1,400	1,024
Syniverse Holdings
9.125%, 01/15/19	1,150	517
Telemar Norte Leste
9.500%, 04/23/19	150	42
5.500%, 10/23/20	2,300	805
T-Mobile USA
6.836%, 04/28/23	1,300	1,371
6.731%, 04/28/22	125	131
6.633%, 04/28/21	125	131
6.625%, 04/01/23	1,450	1,526
6.500%, 01/15/24	875	910
6.500%, 01/15/26	700	727
6.375%, 03/01/25	575	589
6.125%, 01/15/22	275	284
6.000%, 04/15/24	550	557
Verisure Holding
6.000%, 11/01/22	500	604
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/21	2,874	3,075
VimpelCom Holdings BV
7.504%, 03/01/22	3,663	3,860
Virgin Media Finance
6.375%, 04/15/23(A)	675	702
Virgin Media Secured Finance
5.250%, 01/15/26(A)	2,250	2,250
Vivacom, MTN
6.625%, 11/15/18	3,573	4,158

Total Telephones & Telecommunications		94,262

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	850	854

Textile-Products [0.1%]
Golden Legacy PTE
9.000%, 04/24/19	1,200	1,171
Golden Legacy PTE
9.000%, 04/24/19	870	870

Total Textile-Products		2,041

Transactional Software [0.1%]
Solera
10.500%, 03/01/24(A)	1,175	1,181

Transportation Services [1.5%]
Air Medical Merger Sub
6.375%, 05/15/23(A)	1,325	1,242
DME Airport
6.000%, 11/26/18	2,000	1,935
DTEK Finance
10.375%, 03/28/18	1,756	589
7.875%, 04/04/18	7,241	2,428
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	1,050	1,529
Far East Capital
8.750%, 05/02/20	1,690	871
8.000%, 05/02/18	2,380	1,247
Favor Sea
11.750%, 02/04/19	2,010	1,608
Grupo KUO De
6.250%, 12/04/22	2,322	2,265
Kazakhstan Temir Zholy Finance BV
6.375%, 10/06/20	2,425	2,386
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	260
Noble Group
6.000%, 06/24/49(D)	3,754	1,636
Sabre GLBL
5.375%, 04/15/23(A)	900	924
5.250%, 11/15/23(A)	125	127
SCF Capital
5.375%, 10/27/17	500	506
Silk Bidco
7.500%, 02/01/22	100	119
Topaz Marine
8.625%, 11/01/18	1,310	1,185
Travelex Financing
6.589%, 08/01/18(D)	1,000	1,429
Ukraine Railways via Shortline
9.875%, 09/15/21	6,200	5,333

Total Transportation Services		27,619

Utility [0.1%]
Suburban Propane Partners
7.375%, 08/01/21	275	280
5.750%, 03/01/25	350	334

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
5.500%, 06/01/24	$1,300	$1,255

Total Utility		1,869

X-Ray Equipment [0.0%]
Hologic
5.250%, 07/15/22(A)	475	495

Total Corporate Bonds
(Cost $952,060)		878,453

Loan Participations [29.0%]
Aerospace [0.7%]
Air Canada, Term Loan
4.000%, 09/26/19	1,405	1,404
AM General Corporation, Term Loan B - 2013
10.250%, 03/22/18(G) (I)	335	244
American Airlines Inc, 2015 Term Loans
3.250%, 06/27/20	1,240	1,233
AWAS, Term Loan
0.000%, 06/18/18(H)	1,425	1,422
Computer Sciences Government Services Inc., Term Loan B
3.750%, 10/06/22	883	884
Dae Aviation Holdings, Term Loan B
5.250%, 07/07/22	149	149
Delos, Term Loan B
3.500%, 03/06/21	370	370
Tasc Inc, Second Lien
12.000%, 05/23/21	580	542
Tasc Inc, Term Loan
6.500%, 05/23/20	655	629
TransDigm Inc., Term Loan C
3.750%, 02/28/20	1,469	1,448
TransDigm Inc., Term Loan D
3.750%, 06/04/21	1,756	1,729
TransDigm Inc., Term Loan E
3.500%, 05/13/22	1,438	1,414
US Airways Group Inc, Term Loan B-1
3.500%, 05/23/19	1,132	1,129
WP CPP Holdings, Second Lien
8.750%, 04/30/21	22	19
WP CPP Holdings, Term B-3 Loan
4.500%, 12/28/19	168	155

Total Aerospace		12,771

Automotive [0.3%]
Car Trawler, Term Loan
4.250%, 04/30/21(F)	3,000	3,311
Oasis Holdings
4.683%, 11/19/20(G) (I)	4,580	1,718

Total Automotive		5,029

Broadcasting [0.7%]
Cumulus Media, Term Loan B
4.250%, 12/23/20	508	342
Gray Television, Inc., Term Loan B
3.938%, 06/13/21	2,524	2,515
Gray Television, Inc., Term Loan C
4.250%, 06/13/21	339	339
IHeart Communications, Term Loan D Extended
7.183%, 01/30/19	3,248	2,249
IHeart Communications, Term Loan E
7.670%, 07/30/19	2,313	1,594
Media General Inc, Term Loan B
4.000%, 07/31/20	568	567
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	—	—
Tribune Media Company, Term Loan B
3.750%, 12/27/20	1,935	1,926
Univision Comm (fka Umbrella), Replacement First-Lien Term Loans
4.000%, 03/01/20	2,230	2,206
Univision Comm (fka Umbrella), TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20(D)	1,315	1,301

Total Broadcasting		13,039

Cable/Wireless Video [2.1%]
Altice Financing
4.500%, 07/15/22	1,995	2,230
Cablevision Systems Corp, Term Loan B - 2013
2.938%, 04/17/20(D)	943	942
Charter Comm Operating, LLC, Term Loan A1
2.160%, 04/22/18	420	414

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Charter Comm Operating, LLC, Term Loan E
3.000%, 04/10/20	$1,891	$1,881
Charter Comm Operating, LLC, Term Loan H
3.250%, 07/23/21	510	508
Charter Comm Operating, LLC, Term Loan I
3.500%, 01/24/23	1,690	1,690
CSC Holdings Inc., Term Loan B
5.000%, 09/23/22	1,120	1,120
Eircom
4.500%, 05/31/22	3,002	3,380
Liberty Cablevision of Puerto Rico, First Lien Term Loan
4.500%, 12/24/21	2,190	2,086
Liberty Cablevision of Puerto Rico, Second Lien - 2014
7.750%, 06/26/23	215	199
M7 Group
4.250%, 06/17/21	995	1,109
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,270	1,262
Quebecor Media, Term Loan B
3.250%, 08/17/20	2,284	2,251
Serbia Broadband (Telemach), Term Loan
8.278%, 06/19/19	3,135	3,533
Tele Columbus
0.000%, 11/06/22	1,000	1,129
6.000%, 01/21/21	1,000	1,128
UPC Financing, Term Loan AH
3.250%, 06/10/21	860	852
Virgin Media Invst Hlds Ltd, Term Loan F
3.500%, 06/07/23	2,835	2,809
WideOpenWest Finance LLC, Term Loan B - 2019 new
4.500%, 04/01/19	1,716	1,696
WideOpenWest Finance LLC, Term Loan B1 - 2017
3.750%, 07/17/17	418	414
Ziggo B.V., Term Loan B1
3.500%, 01/15/22	2,589	2,562
Ziggo B.V., Term Loan B2
3.500%, 01/15/22	1,668	1,651
Ziggo B.V., Term Loan B3
3.601%, 01/15/22	2,743	2,715

Total Cable/Wireless Video		37,561

Chemicals [1.7%]
Axalta Coating Systems US Holdings, Term Loan B - 2014
3.750%, 02/01/20	789	784
Chemours Co LLC, Term Loan B
3.750%, 05/12/22	600	572
Constantia Flexibles Cov-Lite, 1st Lien
4.750%, 04/30/22	162	161
4.750%, 04/30/22	831	827
Flint Group SA, Term Loan B-2
4.750%, 09/03/21	2,536	2,474
Flint Group SA, Term Loan C
4.750%, 09/03/21	419	409
GCP Applied Technologies Inc, Term Loan B
5.250%, 01/22/22	255	255
Gemini HDPE LLC, Term Loan B
4.750%, 07/24/21	718	708
Huntsman International LLC, Term Loan
0.000%, 03/31/23(H)	1,450	1,443
Huntsman International LLC, Term Loan C
2.460%, 06/30/16	329	327
Ineos Finance PLC, Term Loan
4.000%, 12/15/20	990	1,099
Ineos Group Holdings PLC, Dollar Term Loans - 2018
3.750%, 04/27/18	1,204	1,189
Ineos Group Holdings PLC, Dollar Term Loans - 2020
3.750%, 12/15/20	3,214	3,158
Ineos Group Holdings PLC, Term Loan - 2022
4.250%, 03/11/22	267	263
Ineos Group Holdings PLC, Tranche 1 Extended Dollar Term Loans
2.939%, 12/31/16	995	990
Klockner Pentaplast
5.000%, 04/28/20	932	1,062
5.000%, 04/22/20	1,053	1,200
Kraton Polymers, Term Loan B
6.000%, 01/06/22	710	669
MacDermid Holdings, LLC, Tranche B Term Loan
5.500%, 06/05/20	341	328

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
MacDermid Inc. (Platform), Tranche B-3 Loan
5.500%, 06/05/20	$637	$614
Minerals Technologies Inc., Term Loan B-1
3.750%, 05/09/21	2,974	2,959
Minerals Technologies Inc., Term Loan B-2
4.750%, 05/09/21	1,645	1,643
Perstorp Holding AB, Facility A (Mezzanine)
6.501%, 12/27/17	2,316	2,226
Platform Specialty
5.500%, 06/05/20	995	1,098
Polyone Corp, Term Loan B
3.750%, 11/11/22	219	220
Styrolution, Term Loan B-1
6.500%, 11/07/19	2,489	2,495
Univar, Term Loan B
4.250%, 07/01/22	488	480

Total Chemicals		29,653

Consumer Non-Durables [0.3%]
Coty Inc, Term Loan B (Galleria)
3.750%, 01/26/23	525	523
Coty Inc, Term Loan B
3.750%, 10/27/22	205	204
Eastman Kodak Company, Exit Term Loan
7.250%, 09/03/19	276	263
Jarden Corporation, Tranche B-1 Term Loan
2.903%, 09/30/20	253	253
Party City Holdings Inc., Term Loan B - new
4.250%, 08/19/22	363	359
PHS, Lien 1
5.529%, 04/17/20	1,491	2,134
Spectrum Brands Inc, Term Loan
3.500%, 06/23/22	455	456
Varsity Brands (Hercules Achievement), Term Loan B
5.000%, 12/10/21	1,604	1,598

Total Consumer Non-Durables		5,790

Diversified Media [1.0%]
Activision Blizzard Inc., Term Loan B
3.250%, 10/12/20	612	615
Affinion Group Inc., Term Loan B
6.750%, 10/08/16	203	179
ALM Media, LLC, Term Loan B
5.500%, 07/29/20(G) (I)	212	201
Bureau Van Dijk
5.216%, 09/17/21(F)	881	1,235
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/28/20	573	542
Emerald Expositions Holding, Inc., Term Loan B
4.750%, 06/17/20	249	247
Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.000%, 08/04/19	3,619	3,483
Harland Clarke Holdings, Term Loan B3
7.000%, 05/22/18	4,766	4,677
Harland Clarke Holdings, Tranche B-2 TL
5.510%, 06/30/17	809	796
Learfield Communications, 2014 Replacement Term Loan
4.500%, 10/09/20	166	165
Lions Gate Entertainment, Second Lien
5.000%, 03/17/22	740	720
Live Nation, Term Loan B
3.500%, 08/17/20	517	516
McGraw-Hill, Term Loan
4.750%, 03/22/19	193	192
MediArena Acquisition (Endemol), First Lien Term Loan
6.750%, 08/11/21	504	438
Merrill Communications LLC, Term Loan - 2022
6.250%, 05/27/22	477	383
Quincy Newspapers, Term Loan B
5.500%, 10/19/22	383	376
Regal Cinemas, Term Loan
3.750%, 04/01/22	466	467
Rovi Solutions Corporation, Term Loan B
3.750%, 07/02/21	408	402

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Warner Music Group Corp., Term Loan - 2013
3.750%, 07/01/20	$272	$268
WME IMG Holdings LLC, Second Lien
8.250%, 05/06/22	360	342
WME IMG Holdings LLC, Term Loan B
5.250%, 05/06/21	1,980	1,977

Total Diversified Media		18,221

Energy [0.9%]
Alon USA Inc, MLP Term Loan
9.250%, 11/26/18	546	543
Azure Midstream Holdings LLC, Term Loan B
7.500%, 11/15/18	186	93
Chief Exploration & Development LLC, Second Lien
7.500%, 05/16/21	130	76
CITGO Petroleum Corp., Term Loan B 2015
9.500%, 05/09/18	2,107	2,106
Drillships Financing Holding Inc.,, Term Loan B1
6.000%, 03/31/21	1,197	426
EMG Utica, Term Loan
4.750%, 03/27/20(F)	602	464
Energy Transfer Equity LP, Term Loan B
3.250%, 12/02/19	4,555	4,046
Euro Garage Limited, Term Loan
0.000%, 01/27/23	2,000	2,829
Frac Tech International, Term Loan B - 2014
5.750%, 04/16/21(G) (I)	641	75
Glenn Pool Oil , Term Loan
4.500%, 05/02/16(G) (I)	60	59
Harvey Gulf Int’l Marine, Term Loan B
6.750%, 06/18/20	307	163
KCA Deutag, Term Loan
6.250%, 05/15/20	261	176
Motor Fuel
6.001%, 08/05/22	2,000	2,804
New World Resources
11.500%, 10/07/16(G) (I)	300	341
Osum Production Corp., Term Loan B
6.500%, 07/31/20(G) (I)	1,130	486
Paradigm, Term C Loan
4.750%, 07/24/19	138	99
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	355	337
Seadrill Operating LP, Term Loan B
4.000%, 02/21/21	699	307
Sheridan Production Partners, Term Loan II-A
4.250%, 12/16/20(G) (I)	25	10
Sheridan Production Partners, Term Loan II-M
4.250%, 12/16/20(G) (I)	9	4
Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20(G) (I)	181	73
Southcross Holdings Borrower LP, Term Loan B
6.000%, 08/04/21	177	18
Stonewall Gas Gathering LLC, Loan
8.750%, 01/28/22	457	451
Templar Energy LLC, Second Lien - 2014
8.500%, 11/25/20	4,345	430
Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17	507	78
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/28/19	266	42
Western Refining, Term Loan B
4.250%, 11/12/20	353	342

Total Energy		16,878

Financial [1.6%]
Aruba Investments, First Lien
4.250%, 02/02/22	993	1,121
Compass Investors Inc. (USI), Term Loan
4.250%, 12/27/19	269	264
Dtz U.S. Borrower, Llc, Second Lien
9.250%, 11/04/22	220	216
Dubai World
2.000%, 09/30/18	6,867	5,196
4.750%, 09/30/22(G) (I)	10,198	7,648
Financiere Verdi
0.000%, 11/04/22	1,000	1,132

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Foncia Groupe, Term Loan D
4.250%, 06/01/18	$2,000	$2,254
4.250%, 03/24/21	1,000	1,133
Grosvenor Capital Mngt Hlgs LLP, Cov-Lite Term Loan
3.750%, 01/04/21	223	219
Ineos U.S. Finance LLC, 1st Lien
4.250%, 03/11/22	990	1,104
Ion Trading Technologies, Lien 1
4.500%, 06/10/21	1,640	1,859
iStar Financial Inc., Term Loan A-2 - 2012
7.000%, 03/19/17	467	464
Optimal Payments Ltd.
4.000%, 01/22/21	2,000	2,264
RCS Capital Corporation, Term Loan
6.500%, 04/29/19(G) (I)	484	319
Starwood Property Trust, Inc., Term Loan
3.500%, 04/17/20	353	350
Victory Capital Management, Term Loan B
7.000%, 10/31/21(G) (I)	264	254
Vistra Group, Ltd.
4.751%, 07/21/22	995	1,134
Walter Investment Management, Term Loan B
4.750%, 12/18/20	815	707

Total Financial		27,638

Food and Drug [0.4%]
Albertsons, LLC, Term Loan B-2
5.500%, 03/21/19	2,573	2,572
Albertsons, LLC, Term Loan B-3
4.000%, 08/09/19	304	303
Albertsons, LLC, Term Loan B-4
5.500%, 08/25/21	124	124
Albertsons, LLC, Term Loan B-5
5.500%, 12/10/22	1,102	1,103
Rite Aid Corporation, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	1,085	1,087
Rite Aid Corporation, Second Lien - Tranche 2 Term Loans
4.875%, 06/21/21	440	440
Solina Group
0.000%, 12/16/22	2,000	2,259

Total Food and Drug		7,888

Food/Tobacco [0.8%]
Agrokor
9.000%, 06/04/18	3,500	3,768
Burger King (1011778 B.C. / New Red), Term Loan B 2015
3.750%, 12/10/21	3,604	3,599
Deoleo, Term Loan
4.500%, 06/02/21	3,000	2,515
JBS USA LLC, Term Loan
4.000%, 10/31/22	389	387
JBS USA LLC, Term Loan B-2
3.750%, 09/18/20	288	285
Keurig, Term Loan
0.000%, 02/09/23	2,000	2,283
Landry’s Inc., Term Loan B
4.000%, 04/19/18	530	528
Post Holdings Inc, Term Loan B
3.750%, 06/02/21	225	225
United Biscuits
4.837%, 12/10/21	1,000	1,426

Total Food/Tobacco		15,016

Forest Prod/Containers [0.6%]
Ardagh Holdings USA Inc., Incremental Term Loan B
4.000%, 12/17/19	980	978
Berry Plastics Corp., Cov-Lite Term Loan E
3.750%, 01/06/21	1,000	996
Berry Plastics Corp., Term Loan D
3.500%, 02/08/20	2,714	2,700
Berry Plastics Corp., Term Loan F
4.000%, 09/16/22	366	366
Caraustar Industries, Inc., Term Loan B
7.500%, 05/01/19	354	345
CD&R Millennium LLC (Mauser), Second Lien
8.750%, 07/31/22	150	129
Oak Tea Inc.
4.250%, 07/02/21(F)	1,163	1,324
Owens-Brockway Glass Container Inc., Term Loan B
3.500%, 08/14/22	207	207

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Reynolds Group Holdings, Term Loan B - 2013
4.000%, 12/01/18	$451	$451
SIG Combibloc (Onex Wizard), Term Loan B
4.250%, 03/11/22	213	212
Signode Industrial Group US Inc., Term Loan B
3.750%, 05/01/21	1,359	1,318
Verallia, Lien 1
5.000%, 07/22/22	2,000	2,276

Total Forest Prod/Containers		11,302

Gaming/Leisure [2.3%]
Amaya, First Lien Term Loan
5.000%, 08/01/21	970	889
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	392	387
Boyd Gaming Corp, Term Loan B
4.000%, 08/14/20	165	165
Caesars Entertainment Op Co Inc, Prop Co Term Loan
7.000%, 10/11/20	1,387	1,278
Caesars Entertainment Op Co Inc, Term Loan B-6 Extended
9.500%, 01/28/18(D)	3,952	3,623
Caesars Entertainment Op Co Inc, Term Loan B7
9.750%, 03/01/17	751	689
CCM Merger (Motor City), Term Loan B - new
4.500%, 08/06/21	1,578	1,572
Diamond Resorts Corp, Cov-Lite Term Loan
5.500%, 05/09/21	1,678	1,628
Four Seasons Holdings Inc., Second Lien
6.250%, 12/27/20	195	193
Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	913	905
Gala Group Finance Ltd., First Lien
5.013%, 05/25/18	2,410	3,451
Global Cash Access, Term Loan B
6.250%, 11/25/20	395	365
Hilton Worldwide Finance, LLC., Term Loan B-1
3.500%, 10/25/20(D)	9,551	9,548
La Quinta Intermediate Holdings, Term Loan B
3.750%, 04/14/21	546	536
LTF Merger Sub, Inc. (Lifetime Fitness), Term Loan
4.250%, 06/10/22	252	249
MGM Resorts, Term Loan A
3.189%, 12/20/17	144	144
MGM Resorts, Term Loan B
3.500%, 12/20/19	6,402	6,383
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	413	399
Nordic Cinema
4.000%, 06/10/22	2,000	2,259
Park Resorts Group Limited
5.762%, 10/07/22	1,000	1,429
Parques, Term Loan
5.000%, 03/26/19	3,000	3,382
Playa Resorts Holding, Term Loan B
4.000%, 08/09/19	185	181
Scientific Games Inc., Term Loan B
4.250%, 10/18/20	29	28
4.250%, 10/18/20	690	667
4.250%, 10/18/20	88	85

Total Gaming/Leisure		40,435

Healthcare [2.5%]
Aenova
5.000%, 09/29/20	2,000	1,948
Alere Inc., Term Loan A
3.200%, 06/11/20	350	346
Ardent Legacy Holdings, Term Loan B
7.750%, 08/04/21	254	254
CDRH (Healogics), Term Loan B
5.250%, 07/01/21	355	324
Community Health Systems, Inc., Term Loan A - 2019
2.608%, 01/25/19	3,300	3,201
Community Health Systems, Inc., Term Loan F
3.425%, 01/25/18	2,475	2,448
Community Health Systems, Inc., Term Loan G
3.750%, 12/31/19	814	798

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Community Health Systems, Inc., Term Loan H
4.000%, 01/27/21	$1,277	$1,254
Concordia Healthcare Corp, Initial Dollar Term Loans
5.250%, 10/21/21	499	485
ConvaTec Healthcare, Term Loan B
4.250%, 12/30/16	530	525
DPX Holdings B.V., Term Loan B
4.250%, 03/11/21	990	953
Emdeon Inc, Term Loan B-2
3.750%, 11/02/18	357	355
Endo Pharmaceutical, Term Loan B
3.750%, 06/24/22	1,721	1,693
eResearch Technology, Inc., Term Loan
5.500%, 05/06/22	288	287
Genoa-QoL Acquisitions Corp, Second Lien
8.750%, 04/21/23	55	51
Gesundheits
4.750%, 07/25/21(F)	1,000	1,130
Greatbatch, Ltd., Term Loan B
5.250%, 10/14/22	1,753	1,750
Grifols, Inc, Term Loan B
3.433%, 02/27/21	2,721	2,717
Halyard Health, Inc., Term Loan B
4.000%, 10/01/21	317	316
HCA Inc, Term Loan B-6
0.000%, 03/01/23	1,890	1,896
HCA Inc, Tranche B-4 Term Loan
3.357%, 05/01/18	2,942	2,941
Iasis Healthcare Corporation, Term Loan B - 2013
4.500%, 05/03/18	3,146	3,125
IMS Healthcare, Term Loan B - 2021
3.500%, 03/17/21	548	547
Indivior Finance S.Ã r.l., Term Loan B
7.000%, 12/19/19	504	477
inVentiv Health, Inc., Term B-4 Loan
7.750%, 05/15/18	475	474
Kindred Healthcare Inc., Term Loan B
4.250%, 04/09/21	394	383
Kinetic Concepts, Term Loan E-1
4.500%, 05/04/18	257	255
Lannett Company, Inc, Term Loan A
0.000%, 11/25/20(H)	370	344
Medimpact Holdings Inc, Term Loan B
5.750%, 09/30/22	546	545
MultiPlan Inc, Term Loan
3.750%, 03/31/21(D)	2,766	2,737
Regional Care (aka RCHP, Inc.), Second Lien
11.250%, 10/23/19	95	95
Regional Care (aka RCHP, Inc.), Term Loan B2
6.000%, 04/23/19	960	953
Royalty Pharma (aka RPI), Term Loan B-4
3.500%, 11/09/20	3,383	3,390
Siemens Audiology, Lien 1
4.250%, 01/17/22	993	1,131
Sunrise Medical, Cov-lite Term Loan
5.000%, 07/05/22	303	337
Sunrise Medical, Lien 1 Term Loan B
5.001%, 07/05/22	2,197	2,440
US Renal Care, First Lien Term Loan
5.250%, 11/17/22	698	695
Valeant Pharmaceuticals International, Series A-3 Tranche A Term Loan
0.000%, 10/20/18(H)	223	212

Total Healthcare		43,812

Housing [0.4%]
ABC Supply Company, Term Loan B
3.500%, 04/16/20	650	649
Beazer Homes USA, Term Loan
0.000%, 03/10/18	3,000	2,970
Continental Building Products LLC, First Lien Term Loan
4.000%, 08/28/20	248	242
DTZ US Borrower LLC, Incremental Term Loan
4.250%, 11/04/21	3,240	3,208
Quikrete Holdings, Inc., First Lien Term Loan
4.000%, 09/28/20	269	269

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Realogy Corporation, New Term Loan B
3.750%, 03/05/20	$310	$310

Total Housing		7,648

Industrials [0.0%]
Delachaux
5.250%, 09/25/21(F)	370	517

Information Technology [3.0%]
Active Network, Inc., First Lien Term Loan
5.500%, 11/13/20(G) (I)	108	102
Aricent Technologies, Term Loan
5.500%, 04/14/21	123	108
Arris Group, Inc., Term Loan A
0.000%, 06/18/20(H)	300	297
Arris Group, Inc., Term Loan B 2015
3.250%, 04/17/20	719	701
Avago Technologies Finance, Term Loan B
4.250%, 02/01/23(D)	11,525	11,461
Avaya Inc., Term B-6 Loans
6.500%, 03/31/18	908	665
Avaya Inc., Term Loan B-7
6.250%, 05/29/20	2,564	1,706
Blackboard Inc, Term Loan B3
4.750%, 10/04/18	949	878
CDW LLC, Term Loan
3.250%, 04/29/20	1,172	1,168
CompuCom Systems, Inc., Term Loan B
4.250%, 05/07/20	134	94
Dell Inc, Term Loan B-2
4.000%, 04/29/20	2,163	2,161
Dell Inc, Term Loan C
3.750%, 10/29/18	501	501
Infinitas Learning Netherlands, Term Loan
0.000%, 01/27/23	2,000	2,250
Infor (US), Term Loan B-3
3.750%, 06/03/20	185	179
Infor (US), Term Loan B-5
3.750%, 06/03/20	334	323
Informatica, Term Loan
4.500%, 06/03/22	995	1,115
Internap Network Services, Term Loan
6.000%, 11/26/19	388	341
iParadigms Holdings LLC, First Lien Term Loan
5.000%, 07/23/21	251	236
IPC Corp., Term B-1 Loans
5.500%, 08/06/21	277	257
LGC Science Holdings Limited, Term Loan
0.000%, 01/27/23(H)	1,320	1,508
Microsemi Corporation, Term B Loan
5.250%, 12/17/22	463	465
NXP BV/NXP Funding LLC, Term Loan B
3.750%, 12/07/20	3,897	3,903
On Semiconductor Corp, Term Loan
1.980%, 01/02/18(G) (I)	427	416
On Semiconductor Corp, Term Loan B
0.000%, 03/31/23(H)	820	820
Presidio, Inc., Term Loan - 2022
5.250%, 02/02/22	589	577
RAET B.V.
4.250%, 07/01/21	1,500	1,684
Riverbed Technology, Inc., Term Loan B
6.000%, 04/24/22	439	440
Scout24 Holdings
4.250%, 12/12/20	1,785	2,017
Sirius Computer Solutions (SCS), Term Loan
6.000%, 10/13/22	371	367
SolarWinds, Term Loan B
6.500%, 02/01/23	430	425
Solera, Term Loan
0.000%, 02/28/23	2,000	2,272
Solera, Term Loan B
5.750%, 02/28/23	1,515	1,512
Southern Graphics Inc., Term Loan - 2013
4.250%, 10/17/19	204	201
SS&C Technologies, Term Loan B-1 (2022)
4.083%, 07/08/22	1,940	1,943
SS&C Technologies, Term Loan B-2 (2022)
4.083%, 07/08/22	281	282
Technicolor, Term Loan
5.500%, 07/11/20	3,658	3,620
TTM Technologies, Term Loan
6.000%, 05/07/21	661	626

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Vertafore, Inc., Term Loan - 2013
4.250%, 10/03/19	$784	$782
Webhelp, Term Loan
0.000%, 01/27/23(H)	1,000	1,128
Western Digital Corporation, Term Loan B
0.000%, 03/30/23(H)	1,090	1,076
Zebra Technologies Corp, Term Loan B
4.750%, 09/30/21(F)	3,499	3,518

Total Information Technology		54,125

Manufacturing [0.5%]
Dynacast International LLC, Term Loan B-1
4.500%, 01/28/22	361	358
Generac Power Systems Inc, Term Loan B
3.500%, 06/22/18	170	169
Keurig Green Mountain, Inc, Term Loan B
5.250%, 01/21/23	6,627	6,616
LTI Boyd Corporation, Second Lien
10.250%, 04/17/23	500	420
Manitowoc, Term Loan B
5.750%, 02/05/23	984	987
Mirror Bidco Corp. (Dematic), Cov-Lite Term Loan
4.250%, 12/28/19	290	287
Otter Products, LLC, Term Loan B
5.750%, 06/03/20	340	293

Total Manufacturing		9,130

Metals/Minerals [0.5%]
Atkore International, Inc., Second Lien
7.750%, 10/09/21(H)	145	132
Atkore International, Inc., Term Loan
4.500%, 04/09/21	1,197	1,164
Atlas Iron Limited, Term Loan
8.750%, 12/10/17(G) (I)	112	12
Fortescue Metals Group (FMG), Cov-Lite Term Loan
4.250%, 06/30/19(D)	7,902	6,656
Novelis Inc., Incremental Term Loan
4.000%, 06/02/22	1,479	1,438

Total Metals/Minerals		9,402

Retail [2.2%]
Abercrombie & Fitch Management Co., Term Loan B
4.750%, 07/30/21	1,168	1,140
AS Adventure
5.883%, 04/12/22	1,000	1,393
AS Adventure, Term Loan B
5.001%, 04/01/22	2,000	2,173
BJ’s Wholesale Club Inc, Second Lien Term Loan
8.500%, 03/26/20	680	625
Capital Automotive LP, Second Lien
6.000%, 04/30/20(F)	2,205	2,197
Capital Automotive LP, Term Loan - 2013
4.000%, 04/10/19	1,643	1,643
CWGS Group, LLC, Term Loan
5.750%, 02/20/20	1,682	1,644
Dollar Tree Inc, Term Loan B-1
3.500%, 07/06/22	1,893	1,898
Dollar Tree Inc, Term Loan B-2
4.250%, 07/06/22	2,365	2,361
Dunmen Orange
5.000%, 12/02/22	3,000	3,384
Hudson’s Bay Company, Term Loan B - 2022
4.750%, 08/12/22	6,326	6,302
J Crew Group Inc, Term Loan B
4.000%, 03/05/21	974	756
JC Penney, Prop Co Term Loan
6.000%, 05/21/18	3,432	3,435
Kate Spade & Company, Term Loan B
4.000%, 04/09/21	267	263
Mattress Firm Holding Corp, Term Loan B
6.250%, 10/20/21	430	427
Men’s Wearhouse, Inc., Term Loan B
4.500%, 06/18/21	195	187
Men’s Wearhouse, Inc., Term Loan B1 (Fixed)
0.000%, 06/18/21	35	33

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Michaels Stores, Term Loan B
3.750%, 01/28/20(D)	$350	$349
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20	758	693
Petco Animal Supplies Inc, Term Loan B1
5.750%, 01/15/23	420	419
Petco Animal Supplies Inc, Term Loan B2
5.619%, 01/15/23	270	270
Petsmart (fka Argos Merger), Term Loan B-1
4.250%, 03/10/22	1,210	1,204
Sears Roebuck Acceptance Corp., Term Loan
0.000%, 07/20/20(H)	975	960
Sears Roebuck Acceptance Corp., Term Loan B
5.500%, 06/30/18	2,170	2,062
Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	1,443	1,266
Toys R Us-Delaware, Inc., FILO CAD Term Loan
8.250%, 10/09/19	125	121
Toys R Us-Delaware, Inc., FILO US Term Loan
8.250%, 10/09/19	155	150
Toys R Us-Delaware, Inc., Term Loan B-3
5.250%, 05/25/18	33	28
Toys R Us-Delaware, Inc., Term Loan B4
9.750%, 04/09/20	1,321	1,061

Total Retail		38,444

Service [2.6%]
4L Technologies Inc., Term Loan B
5.500%, 05/08/20(G) (I)	64	57
Advanced Disposal Services, Term Loan B-2
3.750%, 10/09/19(D)	645	639
AHT Cooling
4.271%, 11/19/20	1,000	1,098
AI Avocado BV
4.000%, 10/08/21	1,000	1,129
Asurion Corporation, Incremental Term Loan B-2
4.250%, 07/08/20	1,235	1,189
Asurion Corporation, Incremental Tranche B-1
5.000%, 05/24/19	2,244	2,210
Asurion Corporation, Second Lien
8.500%, 03/03/21	2,295	2,144
Asurion Corporation, Term Loan B-4
5.000%, 07/29/22	2,650	2,592
Busy Bees Nurseries Ltd., Term Loan
4.750%, 04/29/22	1,000	1,410
Callcredit Information Group, 1st Lien
5.181%, 02/12/21(F)	3,000	4,131
DigitalGlobe Inc, Term Loan B
4.450%, 01/31/20	—	—
Dorna Sports, Term Loan
4.172%, 04/30/21(F)	1,949	2,183
Environmental Resources, Term Loan
8.000%, 05/09/22	2,000	1,635
5.000%, 05/07/21	2,000	1,750
Evertec Group, LLC, Term Loan A
2.700%, 04/17/18	518	486
First Data Corporation, 2018 New Dollar Term Loan
3.932%, 03/23/18	4,008	3,997
First Data Corporation, 2018B Second New Term Loan
3.934%, 09/24/18	805	803
First Data Corporation, 2021 Extended Dollar Term Loan
4.427%, 03/24/21	1,745	1,739
First Data Corporation, New 2022 Dollar Term Loan
4.182%, 07/08/22	1,185	1,177
Hertz Corp., Term Loan B-2
3.000%, 03/11/18	3,677	3,655
Imagine Print Solutions, Inc, Term Loan B
0.000%, 03/16/22(H)	215	215
iQor US Inc., Term Loan B
6.000%, 04/01/21	1,040	839
Nets Holdings, Term Loan
4.250%, 05/04/21	3,000	3,359
Redtop Acquisitions Limited, Second Lien
8.250%, 06/03/21	186	175
Sedgwick, Inc., First Lien Term Loan
3.750%, 03/01/21	1,479	1,437

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Sedgwick, Inc., Second Lien
6.750%, 02/28/22	$760	$704
Spin Holdco (Coinmach), Term Loan B
4.250%, 11/14/19	108	105
STG-Fairway Acq. - First Advantage, Term Loan B - new
6.250%, 06/29/22	1,724	1,672
Sutherland Global Services, Initial Cayman Term Loan
6.000%, 04/23/21	268	265
Sutherland Global Services, Initial US Term Loan
6.000%, 04/23/21	1,153	1,138
TransUnion LLC, Term Loan B-2
3.500%, 04/09/21	786	777
Travelport, Term Loan B
5.750%, 09/02/21	1,045	1,043

Total Service		45,753

Sovereign [0.5%]
Arab Republic of Egypt
1.884%, 01/04/21(G) (I)	2,572	2,390
Republic of Angola
6.600%, 12/06/20	7,000	6,335

Total Sovereign		8,725

Telecommunications [1.6%]
Altice Financing, Term Loan B
5.500%, 07/02/19	3,734	3,739
Altice Financing, Term Loan B (Cequel)
4.250%, 12/14/22	1,119	1,111
Altice Financing, Term Loan B 2022
5.250%, 01/28/22	228	229
Cable & Wireless Communications PLC (Sable), Term Loan B-1
0.000%, 12/02/22(H)	308	307
Cable & Wireless Communications PLC (Sable), Term Loan B-2
0.000%, 12/02/22(H)	252	251
Communications Sales & Leasing Inc, Term Loan
5.000%, 10/14/22(H)	3,154	3,048
EIG Investors Corp, Term Loan
0.000%, 02/09/23(H)	595	550
Frontier Communications, Term Loan A
3.050%, 10/14/16	2,809	2,753
Integra Telecom, Term Loan B - new
5.250%, 08/14/20	425	400
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	735	736
Level 3 Communications, Term loan B-4 - 2020
4.000%, 01/15/20	3,665	3,673
LTS Buyer LLC (Light Tower), Term Loan
4.000%, 04/13/20	630	622
Numericable U.S. LLC, Term Loan B-1
4.500%, 05/21/20	2,673	2,651
Numericable U.S. LLC, Term Loan B-2
4.500%, 05/21/20	2,313	2,293
Numericable U.S. LLC, Term Loan B-5
4.563%, 07/27/22	359	354
Sky Bet, Cov-Lite First Lien Term Loan
6.500%, 02/25/22	1,000	1,433
Telenet Communications
3.500%, 05/01/23	2,000	2,229
WestCorp, Term Loan B-11
4.250%, 11/20/21	244	244
Zayo Group LLC, Term Loan B - 2012
4.000%, 07/02/19	2,023	2,011
Zayo Group LLC, Term Loan B-2
4.500%, 05/06/21	484	485

Total Telecommunications		29,119

Textile & Apparel Mfg. [0.1%]
Vivarte, BOND
4.000%, 10/29/19	1,071	1,211

Transportation [0.6%]
Allison Transmission Inc, Term Loan B3 (2013)
3.500%, 08/23/19	1,623	1,621
Chrysler Automotive, 2013 Term Loan B
3.500%, 05/24/17	801	800

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Chrysler Automotive, 2014 Term Loan B
3.250%, 12/31/18	$863	$862
Commercial Barge Line Company, Term Loan B 2022
9.750%, 11/06/20	555	494
CS Intermedia Holdco 2 LLC, Term Loan
4.000%, 04/04/21	280	277
Gruden Acquisition, Inc. (Quality Distribution), Term Loan
5.750%, 07/29/22	259	224
Kar Holdings Inc, Term Loan B-3
4.250%, 03/04/23	3,000	3,006
MPG Holdco (Metaldyne), Term Loan B - new
3.750%, 10/20/21	352	347
Navios Maritime Midstream Partners LP, Term Loan
5.500%, 06/15/20(G) (I)	144	127
Navios Maritime Partners LP, Term Loan B
5.250%, 06/27/18(G) (I)	582	506
Schaeffler Finance BV, Term Loan E
3.750%, 05/15/20	396	397
Tower Auto Holdings, Term Loan B - 2020
4.000%, 04/23/20	561	556
Visteon Corporation, Term Loan B
3.500%, 04/09/21	809	807
Wabash National Corporation, Term Loan B
4.250%, 03/16/22	491	489

Total Transportation		10,513

Utility [0.8%]
Bronco Midstream Funding, LLC, Term Loan B
5.000%, 08/15/20(G) (I)	996	598
Calpine, Construction TL B1 (2020)
3.000%, 05/03/20	146	143
Calpine, Construction TL B2 (2022)
3.250%, 01/31/22	366	358
Calpine, Term Loan B3
4.000%, 09/27/19	1,541	1,533
Calpine, Term Loan B4
4.000%, 10/31/20	824	816
Calpine, Term Loan B5
3.500%, 05/20/22	504	497
Dynegy, Inc., Term Loan B-2
4.000%, 04/23/20	898	880
Empire Generating Co, LLC, Term Loan B
5.250%, 03/12/21	1,498	1,244
Empire Generating Co, LLC, Term Loan C
5.250%, 03/12/21	110	91
Green Energy Partners / Stonewall LLC, Term Loan B-1
6.500%, 11/12/21	205	191
La Frontera Generation LLC, Term Loan B
4.500%, 09/30/20	1,439	1,394
Longview Power
6.000%, 04/13/20	1,496	1,320
Longview Power, Term Loan B
7.000%, 04/13/21	101	89
NRG Energy Inc, Term Loan
2.750%, 07/01/18(D)	2,856	2,824
Panda Temple Power II, LLC, Term Loan
7.250%, 04/03/19	150	125
Power Buyer, LLC, Second Lien
8.250%, 11/06/20	180	167
Power Buyer, LLC, Term Loan
4.250%, 05/06/20	544	533
TPF Generation Holdings, Term Loan B - 2013
4.750%, 12/31/17	906	849
Viva Alamo LLC, Term Loan B
5.250%, 02/22/21(G) (I)	273	173

Total Utility		13,825

Wireless Communications [0.3%]
nTelos, Term Loan B
5.750%, 11/09/19	2,654	2,634
Syniverse Technologies, Inc., Old Term Loan B - Initial Term Loans
4.000%, 04/23/19	65	48
Syniverse Technologies, Inc., Tranche B Term Loan
4.000%, 04/23/19	297	219

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)/ Acquisition Cost (000)	Value (000)
T-Mobile USA Inc, Term Loan B
3.500%, 11/03/22(D)	$1,516	$1,521

Total Wireless Communications		4,422

Total Loan Participations
(Cost $545,453)		517,867

Life Settlement Contracts [8.2%](G) (I) (J)
American General Life #460L,
Acquired 05/30/2014*	303	276
American General Life #508L,
Acquired 05/30/2014*	2,595	2,354
American General Life #542L,
Acquired 07/30/2015*	83	160
American General Life #634L,
Acquired 05/30/2014*	530	657
American General Life #906L,
Acquired 07/30/2015*	479	1,962
American General Life #964L,
Acquired 07/30/2015*	1,459	1,362
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	13,584
AXA Equitable Life #0932,
Acquired 11/04/2013*	1,014	2,575
AXA Equitable Life #1600,
Acquired 05/30/2014*	1,436	2,025
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	3,538
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	310
AXA Equitable Life #4496,
Acquired 11/04/2013*	115	848
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,536
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	3,676
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	4,775
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	1,025
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	114
Guardian Insurance #0346,
Acquired 11/04/2013*	646	2,646
Hartford Life #4700,
Acquired 11/24/2015*	81	337
Hartford Life #7522,
Acquired 11/24/2015*	805	449

Description	Acquisition Cost (000)	Value (000)
ING #3394,
Acquired 05/30/2014*	$3,687	$3,463
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	2,959
ING Reliastar #1649,
Acquired 12/05/2013*	61	971
ING Reliastar #4842,
Acquired 11/20/2013*	921	3,504
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,937
John Hancock #0430,
Acquired 05/30/2014*	2,418	3,667
John Hancock #0801,
Acquired 05/30/2014*	1,564	1,584
John Hancock #1929,
Acquired 05/30/2014*	3,812	3,526
John Hancock #2223,
Acquired 11/19/2013*	1,279	2,137
John Hancock #5072,
Acquired 05/30/2014*	1,409	2,129
John Hancock #5080,
Acquired 11/19/2013*	313	1,761
John Hancock #5885,
Acquired 05/30/2014*	894	746
John Hancock #6686,
Acquired 05/30/2014*	3,035	2,284
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,213
Lincoln Benefit Life #9330,
Acquired 05/30/2014*	5,482	3,471
Lincoln National #0019,
Acquired 09/18/2015*	2,460	5,779
Lincoln National #4654,
Acquired 05/30/2014*	721	791
Lincoln National #4754,
Acquired 09/18/2015*	1,029	4,004
Lincoln National #4754,
Acquired 09/18/2015*	610	2,569
Lincoln National #5255,
Acquired 09/18/2015*	287	436
Lincoln National #5658,
Acquired 09/18/2015*	329	1,128
Lincoln National #7099,
Acquired 09/18/2015*	1,254	3,075
Lincoln National #8558,
Acquired 09/18/2015*	1,659	3,838
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	3,702
Mass Mutual #5167,
Acquired 05/30/2014*	63	710

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost (000)/ Face Amount (000)	Value (000)
Mass Mutual #5681,
Acquired 11/05/2013*	$288	$1,406
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	4,831
Mass Mutual #6620,
Acquired 11/05/2013*	222	1,790
Met Life #8MLU,
Acquired 05/30/2014*	1,413	4,776
Pacific Life #7850,
Acquired 05/30/2014*	550	573
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,240
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	6,078
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	4,798
Phoenix Life #8499,
Acquired 05/30/2014*	756	217
Phoenix Life #8509,
Acquired 05/30/2014*	761	217
Principal Financial #6653,
Acquired 10/30/2013*	306	1,022
Prudential #5978,
Acquired 10/02/2015*	373	1,279
Security Mutual Life #5380,
Acquired 10/30/2013*	410	1,244
Transamerica #1708,
Acquired 10/28/2013*	957	3,985
Transamerica #3426,
Acquired 11/12/2013*	275	574
Transamerica #8205,
Acquired 10/28/2013*	714	1,609
Union Central Life #4500,
Acquired 10/30/2013*	790	4,362

Total Life Settlement Contracts
(Cost $87,861)		145,594

Sovereign Debt [1.9%]
Argentina Paris Club
0.000%, 05/30/21(G) (I)	8,750	7,728
Argentine Republic Government International Bond
10.250%, 02/06/03(B) (G) (I)	12	13
10.000%, 12/07/04(B)	1,244	1,557
10.000%, 01/07/05(B)	132	134
10.000%, 02/22/07(B)	25	25
9.500%, 03/04/04(B)	27	34
9.250%, 07/20/04(B)	10	10
9.000%, 05/24/05(B)	167	169
9.000%, 11/19/08(B)	15	19

Description	Face Amount (000)/Shares	Value (000)
8.750%, 02/04/03(B)	$30	$30
8.500%, 02/23/05(B)	630	710
8.500%, 07/30/10(B)	34	34
8.125%, 10/04/04(B)	119	121
8.125%, 04/21/08(B)	85	86
8.000%, 02/25/02(B) (G) (I)	2,033	1,990
8.000%, 02/26/08(B)	114	142
8.000%, 10/30/09(B)	366	458
7.500%, 05/23/02(B) (G) (I)	52	53
7.125%, 06/10/02(B)	97	98
7.000%, 03/18/04(B)	13	16
0.000%, 07/22/03(B)	66	67
0.000%, 12/22/04(B)	29	29
Bosnia & Herzegovina Government International Bond
0.813%, 12/11/17(D)	1,428	1,556
Egyptian Paris Club
2.779%, 01/01/21(G) (I)	62	59
Islamic Republic of Pakistan
7.250%, 04/15/19	2,500	2,621
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	2,253	1,898
Provincia de Buenos Aires
9.250%, 04/15/17	186	188
4.000%, 05/01/20(E)	4,250	4,156
Republic of Argentina
7.625%, 12/31/49	13	13
5.870%, 03/31/23	28	38
Republic of Cameroon International Bond
9.500%, 11/19/25	4,000	3,760
Tanzania Government International Bond
6.892%, 03/09/20(D)	2,391	2,403
Ukraine Government International Bond
7.750%, 09/01/19	2,866	2,697
7.750%, 09/01/20	584	548
0.000%, 05/31/40(D)	925	302

Total Sovereign Debt
(Cost $35,324)		33,762

Closed-End Fund [0.9%]
Stone Ridge Reinsurance Risk Premium Interval Fund(G) (I)	1,600,913	16,425

Total Closed-End Fund
(Cost $16,256)		16,425

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Convertible Bonds [0.3%]
Coal Mining [0.0%]
Enercoal Resources Pte
9.250%, 04/07/18(G) (I)	$200	$20
New World Resources
4.000%, 10/07/20	352	—

Total Coal Mining		20

Food, Beverage & Tobacco [0.0%]
CEDC Finance International
10.000%, 04/30/18	1,679	722

Medical Products & Services [0.0%]
Bio City Development B.V
8.000%, 07/06/18(G) (I)	1,000	300

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(B) (G) (I)	1,500	77

Miscellaneous Business Services [0.2%]
DP World
1.750%, 06/19/24	3,000	3,026

Miscellaneous Manufacturing [0.1%]
Dana Gas Sukuk
9.000%, 10/31/17	1,250	1,069
7.000%, 10/31/17	921	783

Total Miscellaneous Manufacturing		1,852

Petroleum & Fuel Products [0.0%]
Gulf Keystone Petroleum
6.250%, 10/18/17	2,000	285

Total Convertible Bonds
(Cost $9,815)		6,282

Asset-Backed Securities [0.3%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(G) (I)	5,604	4,983
Start CLO, Ser 2011-7A, Cl A
2.636%, 06/09/16(A) (D) (G) (I)	122	120

Total Asset-Backed Securities
(Cost $5,726)		5,103

Description	Number of Warrants/Shares	Value (000)
Warrants [0.2%]
Central Bank of Nigeria,
Expires 11/15/20* (D) (G) (I)	27,250	$2,725
Gulf Keystone Petro,
Expires 04/18/17* (G) (I)	661,000	7

Total Warrants
(Cost $4,783)		2,732

Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings *	3,836	15
Lone Pine Resource * (G) (I)	9,355	—
Lone Pine Resource A * (G) (I)	9,355	13

Total Energy		28

Metals & Mining [0.0%]
New World Resources, Cl A *	44,276,198	270

Services [0.0%]
A’Ayan Leasing * (G) (I)	1,169,438	107
Astana Finance *	208,618	—

Total Services		107

Total Common Stock
(Cost $1,782)		405

Short-Term Investments [9.0%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%**‡	12,768,742	12,769
SEI Daily Income Trust Government Fund, Cl A, 0.120%**	147,716,881	147,717

Total Short-Term Investments
(Cost $160,486)		160,486

Total Investments [99.0%]
(Cost $1,819,546)		$1,767,109

Percentages are based on Net Assets of $1,785,784 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $189,251 (000), representing 10.6% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Payment in Kind.
(D)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2016.
(E)	Step Bond — The rate reported is the rate in effect on March 31, 2016. The coupon on a step bond changes on a specific date.
(F)	Unsettled bank loan.
(G)	Security is considered illiquid. The total market value of such security as of March 31, 2016 was $197,797 (000) and represented 11.1% of net assets of the Fund.
(H)	Unsettled bank loan.
(I)	Security is considered restricted. The total market value of such security as of March 31, 2016 was $197,797 (000) and represented 11.1% of Net Assets of the Fund.
(J)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2016 was $145,594 (000) and represented 8.2% of net assets of the Fund.

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LLC — Limited Liability Corporation

LLP — Limited Liability Partnerships

LP — Limited Partnership

MLP — Master Limited Partnership

MTN — Medium Term Note

NOK — Norwegian Krone

NY — New York

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SPE — Special Purpose Entity

USD — United School District

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
4/15/16-5/31/16	GBP	27,715	USD	39,890	$77
4/15/16-6/30/16	EUR	136,507	USD	153,620	(2,045)
6/3/16-7/8/16	CHF	10,242	USD	10,313	(373)
					$(2,341)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Depreciation (000)
U.S. Bank	$(206,164)	$203,823	$(2,341)

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$878,453	$—	$878,453
Loan Participations	—	515,477	2,390	517,867
Life Settlement Contracts	—	—	145,594	145,594
Sovereign Debt	—	33,703	59	33,762
Closed-End Fund	16,425	—	—	16,425
Convertible Bonds	—	6,282	—	6,282
Asset-Backed Securities	—	120	4,983	5,103
Warrants	2,725	7	—	2,732
Common Stock	107	285	13	405
Short-Term Investments	160,486	—	—	160,486
Total Investments in Securities	$179,743	$1,434,327	$153,039	$1,767,109

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$77	$—	$77
Unrealized Depreciation	—	(2,418)	—	(2,418)
Total Other Financial Instruments	$—	$(2,341)	$—	$(2,341)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)

Of the $153,039 (000) in Level 3 securities as of March 31, 2016, $145,594 (000) or 95.1% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2016:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2015	$2,528	$159,314	$105
Accrued discounts/ premiums	—	—	(3)
Realized gain	30	7,226	7
Change in unrealized appreciation/(depreciation)	19	(5,704)	—
Purchases	—	1,258	—
Sales/paydaowns	(187)	(16,500)	(50)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31 2016	$2,390	$145,594	$59
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$19	$(5,704)	$—

	Investments in Asset-Backed Securities	Investments in Common Stock	Total
Beginning balance as of October 1, 2015	$5,469	$11	$167,427
Accrued discounts/ premiums	—	—	(3)
Realized gain	—	—	7,263
Change in unrealized appreciation/(depreciation)	21	2	(5,662)
Purchases	—	—	1,258
Sales/paydaowns	(507)	—	(17,244)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31 2016	$4,983	$13	$153,039
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$21	$2	$(5,662)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2016 (000)	Valuation Techniques
BT SPE	$4,983	Discounted Cash Flow Model based on actual collection level and experienced defaults

		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	145,594	Discounted Cash Flow Model
		Observable Inputs
		N/A

		Unobservable Inputs	Range
		Discount Rate	14%
		Expected Maturity (months)	2-112

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

As of March 31, 2016 the CNR Rochdale Fixed Income Opportunities Fund had the following investments in life settlement contracts:

Year	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2016	7	$30,597	$33,800
2017	3	6,892	10,236
2018	4	22,191	35,000
2019	7	17,453	37,750
2020	14	29,884	85,149
Thereafter	27	38,577	181,000
	62	$145,594	$382,935

For the period ended March 31, 2016, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Statement of Operations consisted of a net negative change to fair value on life settlement contracts of ($1,810,609), offset by $25,287,629 in premiums paid and continuing costs associated with its investment in the Policies.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)
Exchange-Traded Funds [44.3%]
Consumer Staples Select Sector SPDR Fund	5,495	$292
Financial Select Sector SPDR	21,905	493
Health Care Select Sector SPDR Fund	5,110	346
iShares 7-10 Year Treasury Bond ETF	30,780	3,396
iShares Russell 3000 Index Fund	2,955	357
iShares S&P MidCap 400 Index Fund	6,630	956
SPDR S&P 500	2,923	601
SPDR S&P Dividend	12,357	988
Technology Select Sector SPDR	16,345	725
Utilities Select Sector SPDR Fund	6,235	309

Total Exchange-Traded Funds
(Cost $7,860)		8,463

Unaffiliated Registered Investment Companies [30.9%]
Ashmore Emerging Markets Corporate Debt Fund, Institutional Class	181,772	1,365
DoubleLine Total Return Bond Fund, I Class	136,634	1,485
Oppenheimer Senior Floating Rate Fund, I Class	86,946	658
Vanguard Short-Term Bond Index Fund, Admiral Class	155,995	1,647
Voya Global Real Estate Fund, I Class	37,038	755

Total Unaffiliated Registered Investment Companies
(Cost $5,935)		5,910

Affiliated Registered Investment Companies [11.5%]
City National Rochdale Corporate Bond Fund, Servicing Class	121,441	1,262
City National Rochdale High Yield Bond Fund, Institutional Class	130,547	938

Total Affiliated Registered Investment Companies
(Cost $2,293)		2,200

Short-Term Investments [13.5%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*‡	1,284,781	1,285
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.290%*	1,284,780	1,285

Total Short-Term Investments
(Cost $2,570)		2,570

Total Investments [100.2%]
(Cost $18,658)		$19,143

Percentages are based on Net Assets of $19,104 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.

Cl — Class

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of March 31, 2016, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [93.9%]
Consumer Discretionary [4.2%]
Cedar Fair	14,000	$832
Hasbro	30,400	2,435
McDonald’s	33,800	4,248
Six Flags Entertainment	22,500	1,249

Total Consumer Discretionary		8,764

Consumer Staples [26.7%](A)
Altria Group	64,250	4,026
B&G Foods	112,700	3,923
Campbell Soup	15,000	957
Clorox	32,100	4,047
Coca-Cola	24,172	1,121
ConAgra Foods	27,800	1,241
Dr Pepper Snapple Group	52,900	4,730
General Mills	71,780	4,547
Hershey	24,400	2,247
Imperial Brands ADR	23,152	2,571
Kellogg	40,500	3,100
Kimberly-Clark	18,200	2,448
PepsiCo	8,000	820
Philip Morris International	52,600	5,161
Procter & Gamble	39,149	3,222
Reynolds American	36,272	1,825
Sysco	38,800	1,813
Unilever ADR	22,200	1,003
Universal	38,592	2,192
Vector Group	146,242	3,340
Wal-Mart Stores	29,200	2,000

Total Consumer Staples		56,334

Energy [7.2%]
Buckeye Partners	12,400	842
California Resources	2,387	3
Chevron	30,683	2,927
ConocoPhillips	27,500	1,107
Enbridge Energy Partners	15,000	275
Energy Transfer Partners	3,700	120
Enterprise Products Partners	72,584	1,787
Exxon Mobil	25,838	2,160
Kinder Morgan	33,500	598
NuStar Energy	11,250	455
Occidental Petroleum	25,500	1,745
ONEOK	18,500	552
Plains All American Pipeline	60,725	1,273
Sunoco	10,500	348
TransCanada	25,928	1,019

Total Energy		15,211

Financials [5.3%]
Arthur J Gallagher	13,200	587
BB&T	44,000	1,464
Cincinnati Financial	51,700	3,379
Compass Diversified Holdings	71,000	1,111
JPMorgan Chase	32,000	1,895
Mercury General	15,000	833
NBT Bancorp	25,935	699
People’s United Financial	30,000	478
RMR Group *	1,475	37
Synchrony Financial *	6,572	188
US Bancorp	10,000	406

Total Financials		11,077

Health Care [7.2%]
Bristol-Myers Squibb	52,000	3,322
Eli Lilly	48,400	3,485
GlaxoSmithKline ADR	39,300	1,594
Johnson & Johnson	38,200	4,133
Merck	28,150	1,490
Pfizer	41,944	1,243

Total Health Care		15,267

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Industrials [4.4%]
3M	1,000	$166
Eaton	39,700	2,484
General Dynamics	14,500	1,905
General Electric	13,743	437
Lockheed Martin	19,200	4,253

Total Industrials		9,245

Information Technology [0.8%]
Paychex	20,000	1,080
Seagate Technology	15,000	517

Total Information Technology		1,597

Materials [2.2%]
Dow Chemical	15,009	763
EI du Pont de Nemours	32,700	2,071
Olin	38,236	664
Sonoco Products	24,000	1,166

Total Materials		4,664

REITs [13.9%]
Apartment Investment & Management, Cl A	17,229	720
Camden Property Trust	8,914	750
Care Capital Properties	9,658	259
Communications Sales & Leasing	27,225	606
EPR Properties	33,200	2,212
Government Properties Income Trust	35,000	625
Gramercy Property Trust	51,000	431
HCP	33,546	1,093
Healthcare Realty Trust	17,000	525
Healthcare Trust of America, Cl A	20,000	588
Lamar Advertising, Cl A	70,000	4,305
Liberty Property Trust	17,385	582
Mid-America Apartment Communities	12,000	1,227
National Health Investors	20,000	1,330
National Retail Properties, Cl REIT	48,500	2,241
National Storage Affiliates Trust	50,000	1,060
Public Storage	10,000	250
QTS Realty Trust, Cl A	8,000	379
Select Income REIT	62,000	1,429
Simon Property Group	10,000	2,077
Sovran Self Storage	10,036	1,184
Tanger Factory Outlet Centers	27,984	1,018
Ventas	38,632	2,432
Welltower	11,612	805
Weyerhaeuser	38,400	1,190

Total REITs		29,318

Shipping & Transportation [0.3%]
Fly Leasing ADR	52,877	672

Telecommunication Services [4.9%]
AT&T	84,500	3,310
Consolidated Communications Holdings	125,400	3,230
Verizon Communications	68,067	3,681

Total Telecommunication Services		10,221

Utilities [16.8%]
AGL Resources	19,000	1,237
American Electric Power	33,500	2,224
AmeriGas Partners	28,200	1,226
Atmos Energy	15,000	1,114
Avangrid	14,000	562
Avista	30,000	1,223
Brookfield Infrastructure Partners	36,000	1,517
Dominion Resources	24,000	1,803
DTE Energy	15,000	1,360
Duke Energy	59,006	4,761
Entergy	13,700	1,086
Eversource Energy	37,492	2,187
Ferrellgas Partners	7,300	127
FirstEnergy	38,000	1,367
NiSource	20,000	471
Northwest Natural Gas	8,396	452
OGE Energy	33,600	962
Pinnacle West Capital	28,885	2,168
Portland General Electric	12,000	474
PPL	20,000	761
SCANA	38,000	2,666
Sempra Energy	9,000	936
Suburban Propane Partners	11,200	335
United Utilities Group ADR	17,318	459
WEC Energy Group	36,500	2,193
Xcel Energy	40,000	1,673

Total Utilities		35,344

Total Common Stock
(Cost $147,016)		197,714

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Preferred Stock [1.8%]
Financials [0.7%]
AmTrust Financial Services	10,000	$251
Bank of America	10,000	265
Capital One Financial	10,000	271
JPMorgan Chase	10,000	262
Public Storage	10,000	256
Wells Fargo	10,000	265

Total Financials		1,570

REITs [0.6%]
Equity Commonwealth	10,000	254
First Potomac Realty Trust	6,552	167
National Retail Properties	10,000	261
Public Storage	10,000	258
Wells Fargo Real Estate Investment	10,000	269

Total REITs		1,209

Telecommunication Services [0.4%]
Qwest	20,000	512
Verizon Communications	10,000	271

Total Telecommunication Services		783

Utilities [0.1%]
Southern	10,000	273

Total Preferred Stock
(Cost $3,642)		3,835

Exchange-Traded Fund [2.4%]
iShares US Preferred Stock ETF	27,300	1,065
PowerShares Preferred Portfolio	269,500	4,021

Total Exchange-Traded Fund
(Cost $5,027)		5,086

Description	Face Amount (000)/Shares	Value (000)
Asset-Backed Security [0.1%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16 (B) (C)	$287	$255

Total Asset-Backed Security
(Cost $287)		255

Short-Term Investments [1.3%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%**‡	1,332,433	1,333
SEI Daily Income Trust Government Fund, Cl A, 0.120%**	1,332,433	1,332

Total Short-Term Investments
(Cost $2,665)		2,665

Total Investments [99.5%]
(Cost $158,637)		$209,555

Percentages are based on Net Assets of $210,609 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.
(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(B)	Security is considered illiquid. The total market value of such security as of March 31, 2016 was $255 (000) and represented 0.1% of net assets of the Fund.
(C)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2016 was $255 (000) and represented 0.1% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPE — Special Purpose Entity

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Dividend & Income Fund (concluded)

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$197,714	$—	$—	$197,714
Preferred Stock	3,835	—	—	3,835
Exchange-Traded Fund	5,086	—	—	5,086
Asset-Backed Security	—	—	255	255
Short-Term Investments	2,665	—	—	2,665
Total Investments in Securities	$209,300	$—	$255	$209,555

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2016:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2015	$280
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	1
Purchases	—
Sales/paydowns	(26)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2016	$255
Changes in unrealized gains included in earnings related to securities still held at reporting date	$1

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2016 (000)	Valuation Techniques
BT SPE	$255	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection
Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2016, the transfers into Level 1 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [99.2%]
Aerospace & Defense [7.3%]
Boeing	30,000	$3,808
Hexcel	71,000	3,104
Honeywell International	55,000	6,163
Textron	70,000	2,552

Total Aerospace & Defense		15,627

Auto Components [1.7%]
Magna International	84,000	3,609

Beverages [2.3%]
PepsiCo	49,000	5,021

Biotechnology [4.4%]
Celgene *	37,100	3,714
Gilead Sciences	63,000	5,787

Total Biotechnology		9,501

Capital Markets [3.1%]
BlackRock, Cl A	9,600	3,270
Charles Schwab	118,000	3,306

Total Capital Markets		6,576

Chemicals [1.0%]
Ecolab	19,000	2,119

Commercial Banks [3.3%]
BankUnited	97,000	3,341
Wells Fargo	79,000	3,820

Total Commercial Banks		7,161

Computer Software [2.4%]
Microsoft	94,000	5,192

Computers & Peripherals [3.5%]
Apple	68,500	7,466

Consumer Finance [1.4%]
Synchrony Financial *	104,000	2,981

Diversified Financial Services [2.2%]
JPMorgan Chase	79,000	4,678

Energy Equipment & Services [1.5%]
Schlumberger	43,000	3,171

Food & Staples Retailing [6.9%]
Costco Wholesale	24,000	3,782
CVS Health	69,000	7,157
Wal-Mart Stores	56,000	3,836

Total Food & Staples Retailing		14,775

Health Care Equipment & Supplies [2.2%]
Edwards Lifesciences *	53,800	4,746

Health Care Providers & Services [3.8%]
HCA Holdings *	40,000	3,122
UnitedHealth Group	40,000	5,156

Total Health Care Providers & Services		8,278

Hotels, Restaurants & Leisure [1.4%]
Starbucks	52,000	3,104

Household Durables [1.7%]
PulteGroup	196,000	3,667

Household Products [2.1%]
Colgate-Palmolive	64,000	4,522

Industrial Conglomerates [1.8%]
Danaher	40,000	3,794

Insurance [3.8%]
American International Group	81,500	4,405
Prudential Financial	52,000	3,755

Total Insurance		8,160

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Internet Software & Services [6.0%]
Alphabet, Cl A *	10,600	$8,049
Facebook, Cl A *	42,500	4,849

Total Internet Software & Services		12,898

IT Services [6.0%]
MasterCard, Cl A	65,000	6,143
Visa, Cl A	90,000	6,883

Total IT Services		13,026

Life Sciences Tools & Services [2.0%]
Thermo Fisher Scientific	31,000	4,389

Machinery [1.2%]
Wabtec	32,500	2,577

Media [4.8%]
Comcast, Cl A	79,000	4,825
Time Warner	27,500	1,995
Walt Disney	35,500	3,526

Total Media		10,346

Multi-Utilities [2.9%]
PG&E	106,000	6,331

Oil, Gas & Consumable Fuels [3.4%]
Chevron	28,000	2,671
Exxon Mobil	56,500	4,723

Total Oil, Gas & Consumable Fuels		7,394

Pharmaceuticals [3.5%]
Eli Lilly	47,500	3,420
Johnson & Johnson	38,000	4,112

Total Pharmaceuticals		7,532

Real Estate Investment Trusts [1.8%]
Essex Property Trust	17,000	3,976

Semiconductors & Semiconductor Equipment [2.0%]
NXP Semiconductors *	53,500	4,337

Software [1.5%]
Adobe Systems *	34,000	3,189

Specialty Retail [4.6%]
Home Depot	45,000	6,004
Lowe’s	52,500	3,977

Total Specialty Retail		9,981

Water Utilities [1.7%]
American Water Works	54,000	3,722

Total Common Stock
(Cost $181,202)		213,846

Short-Term Investments [0.9%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	36,219	36
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.290%**	1,893,174	1,893

Total Short-Term Investments
(Cost $1,929)		1,929

Total Investments [100.1%]
(Cost $183,131)		$215,775

Percentages are based on Net Assets of $215,652 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.

Cl — Class

As of March 31, 2016, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)
Common Stock [87.5%]
China [30.1%]
AAC Technologies Holdings	2,456,200	$18,776
Alibaba Group Holding ADR *	125,519	9,920
ANTA Sports Products	5,250,000	11,560
Baidu ADR *	60,500	11,548
China Medical System Holdings (A)	7,742,000	10,739
China Pioneer Pharma Holdings	12,838,000	3,360
China Railway Group, Cl H	15,361,000	11,663
China State Construction International Holdings	5,793,091	8,633
CIMC Enric Holdings	10,362,000	5,503
Ctrip.com International ADR *	102,000	4,515
Fufeng Group	14,918,000	4,750
Great Wall Motor, Cl H	15,116,500	12,277
Man Wah Holdings	11,279,200	14,278
New Oriental Education & Technology Group ADR	366,500	12,677
Ping An Insurance Group of China, Cl H	2,845,000	13,606
Sunac China Holdings	11,898,000	8,006
Sunny Optical Technology Group	9,549,132	26,835
Tencent Holdings	1,768,100	36,103
XTEP International Holdings	8,791,500	4,737
Zhejiang Expressway, Cl H	10,224,000	10,966
ZTE, Cl H	5,986,224	10,927

Total China		251,379

Hong Kong [9.6%]
Bloomage BioTechnology	5,585,000	12,225
China Overseas Land & Investment	2,500,000	7,912
Galaxy Entertainment Group	2,710,000	10,166
Minth Group	4,474,000	10,416
MTR	2,270,066	11,237
NagaCorp	24,908,063	15,958
Skyworth Digital Holdings	19,623,858	12,143

Total Hong Kong		80,057

India [20.6%]
Amtek Auto * (C)	1,826,433	836
Bharat Petroleum (C)	590,920	8,070
CESC (C)	1,182,688	8,442
Coal India (C)	1,577,879	6,956
Container of India	524,422	9,846
Crompton Greaves *(C)	1,622,928	1,197
Crompton Greaves Consumer Electricals *(A)	2,822,928	4,263
Dr. Reddy’s Laboratories ADR	167,200	7,556
Emami (C)	523,865	7,375
HDFC Bank (C)	353,793	6,731
HDFC Bank ADR	239,000	14,730
Housing Development Finance(C)	642,415	10,725
ICICI Bank	1,100,000	3,931
ICICI Bank ADR	846,027	6,058
Infosys ADR	453,000	8,616
ITC (C)	1,675,823	8,307
Kotak Mahindra Bank (C)	1,026,940	10,555
Mindtree (C)	845,936	8,345
Sun Pharmaceutical Industries (C)	680,355	8,424
Taro Pharmaceutical Industries *(C)	69,669	9,980
Tata Motors, Cl A (C)	1,326,174	5,774
Tata Motors ADR *	260,954	7,581
Tech Mahindra (C)	1,157,336	8,300

Total India		172,598

Indonesia [6.8%]
Bank Mandiri Persero	11,554,300	8,975
Ciputra Development	65,004,169	6,398
Indo Tambangraya Megah	756,900	378
Jasa Marga Persero	16,610,300	6,764
Kalbe Farma	35,619,300	3,882
Lippo Karawaci	87,737,461	6,914
Mitra Adiperkasa *	20,305,600	7,350
MNC Kapital Indonesia (D)	89,800,000	8,330
Surya Citra Media	33,593,500	7,955

Total Indonesia		56,946

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Emerging Markets Fund (continued)

Description	Shares	Value (000)
Malaysia [3.6%]
Inari Amertron	13,697,388	$11,305
My EG Services	19,814,600	10,868
Nirvana Asia (B)	28,415,000	7,949

Total Malaysia		30,122

Philippines [8.4%]
GT Capital Holdings	472,760	14,272
Jollibee Foods	1,670,410	8,235
Megaworld	124,813,526	11,249
Metropolitan Bank & Trust	4,413,094	7,902
Philippine Long Distance Telephone	161,345	6,938
Security Bank	2,503,930	9,517
SM Prime Holdings	25,310,875	12,066

Total Philippines		70,179

Thailand [6.7%]
KCE Electronics - Foreign	5,070,400	11,386
Krung Thai Bank - Foreign	18,127,850	9,636
Land & Houses NVDR	32,171,284	8,185
LPN Development NVDR	8,254,701	3,285
LPN Development	3,220,000	1,281
LPN Development - Foreign	3,787,700	1,507
Minor International - Foreign	10,050,305	10,570
Minor International NVDR	1,096,700	1,154
Siam Cement - Foreign	660,100	8,781

Total Thailand		55,785

United States [1.7%]
Cognizant Technology Solutions, Cl A *	224,000	14,045

Total Common Stock
(Cost $667,223)		731,111

Participatory Notes [2.0%]
Boci Financial - UBS# *	2,480,837	7,696
Boci Financial - Credit Suisse# *	452,500	1,407
Hanghou Hikvision Digital Technology - Credit Suisse*,
Expires 05/06/16	276,343	1,320
Hanghou Hikvision Digital Technology - UBS*,
Expires 05/06/16	682,300	3,248
Hikvision Digital Technology - UBS#	346,500	1,650

Description	Number of Warrants/Shares	Value (000)
Hikvision Digital Technology - UBS*,
Expires 06/14/16	291,400	$1,387

Total Participatory Notes
(Cost $19,425)		16,708

Warrants [0.1%]
Inari Amertron,
Expires 02/17/20*	1,117,403	472
Minor International,
Expires 12/31/29*	400,127	—

Total Warrants
(Cost $—)		472

Short-Term Investments [8.7%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%** ‡	36,441,753	36,442
SEI Daily Income Trust Government Fund, Cl A, 0.120%**	36,232,707	36,232

Total Short-Term Investments
(Cost $72,674)		72,674

Total Investments [98.3%]
(Cost $759,322)		$820,965

Percentages are based on Net Assets of $835,262 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2016.
‡	Investment in Affiliate.
#	Expiration Date not available.
(A)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2016 was $15,002 (000) and represented 1.8% of net assets of the Fund.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2016, the value of these securities amounted to $7,949 (000), representing 1.0% of the net assets of the Fund.

(C)	Securities held through a Mauritius Subsidiary (See Note 2).
(D)	Security is considered illiquid. The total market value of such security as of March 31, 2016 was $ 8,330 (000) and represented 1.0% of net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
March 31, 2016 (Unaudited)
City National Rochdale Emerging Markets Fund (concluded)

ADR — American Depositary Receipt

Cl — Class

NVDR — Non Voting Depository Receipt

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$707,779	$8,330	$15,002	$731,111
Participatory Notes	16,708	—	—	16,708
Warrants	472	—	—	472
Short-Term Investments	72,674	—	—	72,674
Total Investments in Securities	$797,633	$8,330	$15,002	$820,965

(1)

Of the $15,002 (000) in Level 3 securities as of March 31, 2016, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

	Investments in Common Stock (000)	Total (000)
Beginning balance as of October 1, 2015	$—	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	—	—
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	15,002	15,002
Transfers out of Level 3	—	—
Ending balance as of March 31, 2016	$15,002	$15,002
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of March 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2016 (000)	Valuation Techniques
Common Stock	$15,002	Discounted from the Last Traded Price

Observable Inputs
N/A

		Unobservable Inputs	Discount Range
		Discount Rate	0-7.3%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2016, there have been transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities. The transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

statements of assets and liabilities (000)
March 31, 2016 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Prime Money Market Fund	City National Rochdale California Tax Exempt Money Market Fund
ASSETS:
Cost of securities (including repurchase agreements)	$4,049,607	$1,068,486	$836,463
Investments in securities, at value	$3,588,607	$929,486	$836,463
Repurchase agreements, at value	461,000	139,000	—
Cash	—	—	12,009
Dividend and interest receivable	455	248	2,268
Prepaid expenses	136	37	31
Total Assets	4,050,198	1,068,771	850,771

LIABILITIES:
Payable for income distributions	13	6	3
Investment advisory fees payable	1,033	413	111
Administrative fees payable	50	22	17
Accrued expenses	389	118	117
Total Liabilities	1,485	559	248
Net Assets	$4,048,713	$1,068,212	$850,523

Net Assets:
Paid-in Capital (unlimited authorization — $0.01 par value)	$4,048,712	$1,068,223	$850,513
Undistributed (Distributions in excess of) net investment income	1	—	(4)
Accumulated net realized gain (loss) on investments	—	(11)	14
Net Assets	$4,048,713	$1,068,212	$850,523

Institutional Class Shares:
Net Assets ($Dollars)	$—	$110,374,902	$—
Total shares outstanding at end of period	—	110,374,730	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$1.00	$—

Class N Shares:
Net Assets ($Dollars)	$2,926,859,624	$274,309,698	$559,469,098
Total shares outstanding at end of period	2,926,856,258	274,370,970	559,460,671
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Class S Shares:
Net Assets ($Dollars)	$803,931,935	$263,252,415	$47,792,830
Total shares outstanding at end of period	803,932,624	263,217,390	47,787,636
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Servicing Class Shares:
Net Assets ($Dollars)	$317,921,382	$420,274,856	$243,260,967
Total shares outstanding at end of period	317,922,585	420,353,222	243,262,930
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

statements of assets and liabilities (000)
March 31, 2016 (Unaudited)

	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund	City National Rochdale Municipal High Income Fund
ASSETS:
Cost of securities (including affiliated investments)	$147,907	$127,854	$95,677	$786,960
Investments in securities, at value	$147,774	$128,476	$94,163	$750,748
Affiliated investments, at value	1,845	297	4,108	57,570
Dividend and interest receivable	545	969	995	11,235
Foreign tax reclaim receivable	—	7	—	—
Receivable for capital shares sold	176	117	58	3,243
Prepaid expenses	6	5	4	25
Total Assets	$150,346	$129,871	$99,328	$822,821

LIABILITIES:
Payable for income distributions	27	148	96	1,645
Payable for capital shares redeemed	197	26	51	831
Payable for investment securities purchased	—	—	303	—
Investment advisory fees payable	47	34	14	305
Shareholder servicing and distribution fees payable	19	27	21	174
Administrative fees payable	12	12	12	21
Accrued expenses	30	15	37	377
Total Liabilities	332	262	534	3,353
Net Assets	$150,014	$129,609	$98,794	$819,468

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$148,336	$130,166	$96,110	$796,997
Undistributed net investment income	31	21	7	649
Accumulated net realized gain (loss) on investments	(65)	(1,497)	83	464
Net unrealized appreciation on investments	1,712	919	2,594	21,358
Net Assets	$150,014	$129,609	$98,794	$819,468

Institutional Class Shares:
Net Assets ($Dollars)	$62,263,878	$—	$—	$—
Total shares outstanding at end of period	5,869,407	—	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.61	$—	$—	$—

Class N Shares:
Net Assets ($Dollars)	$1,451,351	$3,681,876	$13,700,120	$448,224,516
Total shares outstanding at end of period	136,610	353,836	1,270,455	41,224,665
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.62	$10.41	$10.78	$10.87

Servicing Class Shares:
Net Assets ($Dollars)	$86,299,217	$125,927,336	$85,094,317	$371,243,151
Total shares outstanding at end of period	8,138,000	12,117,511	7,912,978	34,128,678
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.60	$10.39	$10.75	$10.88

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

statements of assets and liabilities/ consolidated statement of assets and liabilities (000)
March 31, 2016 (Unaudited)

	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Multi-Asset Fund
ASSETS:
Cost of securities (including affiliated investments)	$86,697	$268,663	$1,819,546	$18,658
Investments in securities, at value	$74,865	$270,299	$1,754,340	$15,658
Affiliated investments, at value	630	2,210	12,769	3,485
Cash	59	—	28	—
Foreign Currency(1)	6	—	5,908	—
Dividend and interest receivable	1,503	2,031	24,619	13
Foreign tax reclaim receivable	1	—	—	—
Receivable for capital shares sold	63	1,326	9,776	—
Receivable for investment securities sold	52	—	21,261	—
Unrealized gain on forward foreign currency contracts	—	—	77	—
Prepaid expenses	3	9	57	1
Total Assets	77,182	275,875	1,828,835	19,157

LIABILITIES:
Payable for income distributions	132	—	—	—
Payable for capital shares redeemed	10	152	570	23
Payable for investment securities purchased	438	—	38,191	—
Unrealized loss on forward foreign currency contracts	45	—	2,418	—
Investment advisory fees payable	38	90	730	2
Shareholder servicing and distribution fees payable	8	55	366	4
Administrative fees payable	11	14	34	4
Accrued expenses	50	102	742	20
Total Liabilities	732	413	43,051	53
Net Assets	$76,450	$275,462	$1,785,784	$19,104

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	90,248	275,265	1,952,845	20,081
Undistributed (Distributions in excess of) net investment income	(45)	93	(21,006)	4
Accumulated net realized (loss) on investments and foreign currency	(2,507)	(3,742)	(57,823)	(1,466)
Net unrealized appreciation (depreciation) on:
Investments	(11,202)	3,846	(85,804)	485
Forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(44)	—	(2,428)	—
Net Assets	$76,450	$275,462	$1,785,784	$19,104

Institutional Class Shares:
Net Assets ($Dollars)	$35,941,567	$11,555,099	$—	$—
Total shares outstanding at end of period	4,995,616	440,735	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$7.19	$26.22	$—	$—

Class N Shares:
Net Assets ($Dollars)	$18,208,430	$263,906,653	$1,785,783,614	$14,949,388
Total shares outstanding at end of period	2,531,180	10,067,830	73,504,713	1,433,988
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$7.19	$26.21	$24.29	$10.43

Servicing Class Shares:
Net Assets ($Dollars)	$22,300,231	$—	$—	$4,154,950
Total shares outstanding at end of period	3,100,701	—	—	398,190
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$7.19	$—	$—	$10.43

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $6 (000) and $5,908 (000), respectively.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

statements of assets and liabilities/ consolidated statement of assets and liabilities (000)
March 31, 2016 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Emerging Markets Fund
ASSETS:
Cost of securities (including affiliated investments)	$158,637	$183,131	$759,322
Investments in securities, at value	$208,222	$215,739	$784,523
Affiliated investments, at value	1,333	36	36,442
Cash	21	—	152
Foreign Currency(1)	—	—	13,626
Dividend and interest receivable	559	143	882
Receivable for investment securities sold	—	—	1,081
Foreign tax reclaim receivable	—	—	11
Receivable for capital shares sold	1,123	306	6,598
Prepaid expenses	7	8	26
Total Assets	211,265	216,232	843,341

LIABILITIES:
Payable for capital shares redeemed	439	354	1,292
Payable for investment securities purchased	—	—	5,574
Investment advisory fees payable	85	72	676
Shareholder servicing and distribution fees payable	44	45	169
Administrative fees payable	13	13	21
Accrued expenses	75	96	347
Total Liabilities	656	580	8,079
Net Assets	$210,609	$215,652	$835,262

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$157,568	$178,419	$790,310
Undistributed (Distributions in excess of) net investment income	(69)	37	(3,599)
Accumulated net realized gain (loss) on investments and foreign currency	2,192	4,552	(13,130)
Net unrealized appreciation (depreciation) on:
Investments	50,918	32,644	61,643
Foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	38
Net Assets	$210,609	$215,652	$835,262

Institutional Class Shares:
Net Assets ($Dollars)	$—	$13,355	$—
Total shares outstanding at end of period	—	994	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$13.43	$—

Class N Shares:
Net Assets ($Dollars)	$210,608,984	$105,709,344	$835,262,049
Total shares outstanding at end of period	5,557,956	7,947,968	22,158,508
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$37.89	$13.30	$37.69

Servicing Class Shares:
Net Assets ($Dollars)	$—	$109,929,507	$—
Total shares outstanding at end of period	—	8,254,351	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$13.32	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $13,600 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

statements of operations/ consolidated statement of operations (000)
For the six months ended March 31, 2016 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Prime Money Market Fund	City National Rochdale California Tax Exempt Money Market Fund
INCOME:
Interest Income	$5,008	$2,164	$437
Total Investment Income	5,008	2,164	437

EXPENSES:
Investment Advisory Fees	5,244	1,411	1,210
Shareholder Servicing Fees — Class N(1)	8,241	805	1,613
Shareholder Servicing Fees — Class S(1)	2,507	983	204
Shareholder Servicing Fees — Servicing Class	461	586	320
Administration Fees	384	149	130
Transfer Agent Fees	195	54	45
Trustee Fees	77	30	27
Professional Fees	118	37	30
Custody Fees	75	20	13
Registration Fees	90	24	17
Printing Fees	70	20	16
Insurance and Other Expenses	104	31	38
Total Expenses	17,566	4,150	3,663
Less, Waivers and/or Reimbursements of:
Investment Advisory Fees	(1,529)	334	(1,087)
Shareholder Servicing Fees — Class N(1)	(8,241)	(805)	(1,613)
Shareholder Servicing Fees — Class S(1)	(2,507)	(983)	(204)
Shareholder Servicing Fees — Servicing Class	(461)	(586)	(320)
Administration Fees	(86)	(27)	(47)
Net Expenses	4,742	2,083	392

Net Investment Income	266	81	45
Net Realized Gain from Securities Transactions	—	—	16
Net Increase in Net Assets Resulting from Operations	$266	$81	$61

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

statements of operations (000)
For the six months ended March 31, 2016 (Unaudited)

	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund	City National Rochdale Municipal High Income Fund
INCOME:
Dividend Income	$—	$—	$—	$17
Dividend Income from Affiliated Investments	—	—	20	3
Interest Income	1,032	1,792	998	18,335
Total Investment Income	1,032	1,792	1,018	18,355

EXPENSES:
Investment Advisory Fees	320	264	134	1,703
Shareholder Servicing Fees — Class N(1)	4	11	31	1,038
Shareholder Servicing Fees — Servicing Class	111	160	108	427
Administration Fees	69	68	65	119
Transfer Agent Fees	8	7	5	36
Trustee Fees	14	14	13	24
Professional Fees	9	8	7	26
Custody Fees	3	6	2	12
Registration Fees	3	3	2	17
Printing Fees	3	3	2	13
Insurance and Other Expenses	6	16	10	31
Total Expenses	550	560	379	3,446
Less, Waivers of:
Investment Advisory Fees	(41)	(52)	(52)	—
Net Expenses	509	508	327	3,446

Net Investment Income	523	1,284	691	14,909
Net Realized Gain (Loss) from:
Securities Transactions	16	(1,302)	86	38
Futures	—	—	—	426
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	264	962	608	13,419
Affiliated Investments	—	—	22	—
Futures	—	—	—	58
Net Increase in Net Assets Resulting from Operations	$803	$944	$1,407	$28,850

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

statements of operations/ consolidated statement of operations (000)
For the six months ended March 31, 2016 (Unaudited)

	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Multi-Asset Fund
INCOME:
Dividend Income	$2	$237	$1,257	$252
Dividend Income from Affiliated Investments	—	—	—	36
Interest Income	2,971	3,876	55,143	—
Less: Foreign Taxes Withheld	—	1	—	—
Total Investment Income	2,973	4,114	56,400	288

EXPENSES:
Investment Advisory Fees	240	542	4,190	50
Shareholder Servicing Fees — Class N(1)	50	643	4,190	5
Shareholder Servicing Fees — Servicing Class(1)	29	—	—	39
Administration Fees	64	79	231	53
Transfer Agent Fees	4	14	82	1
Trustee Fees	13	16	53	12
Professional Fees	7	13	101	5
Custody Fees	5	5	189	2
Registration Fees	2	6	40	—
Printing Fees	2	5	30	1
Insurance and Other Expenses	16	22	140	1
Total Expenses	432	1,345	9,246	169
Less, Waiver of:
Investment Advisory Fees	(49)	(10)	(10)	(25)
Net Expenses	383	1,335	9,236	144

Net Investment Income	2,590	2,779	47,164	144
Net Realized Gain (Loss) from:
Securities Transactions	(2,312)	(1,261)	(50,025)	(639)
Affiliated Investments	—	—	—	(103)
Distributions of Realized Gains from Investment Company Shares	—	—	—	49
Forward Foreign Currency Contracts	—	—	2,327	—
Foreign Currency Transactions	82	—	(4,121)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,138)	2,294	11,889	559
Affiliated Investments	—	—	—	37
Forward Foreign Currency Contracts	(51)	—	(2,800)	—
Foreign Currency Translations	1	—	(29)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,828)	$3,812	$4,405	$47

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

statements of operations/ consolidated statement of operations (000)
For the six months ended March 31, 2016 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Emerging Markets Fund
INCOME:
Dividend Income	$3,576	$1,647	$2,996
Interest Income	531	5	2
Less: Foreign Taxes Withheld	(8)	(5)	(309)
Total Investment Income	4,099	1,647	2,689

EXPENSES:
Investment Advisory Fees	491	433	3,866
Shareholder Servicing Fees — Class N(1)	491	262	—
Shareholder Servicing Fees — Servicing Class	—	136	1,933
Administration Fees	73	75	120
Transfer Agent Fees	10	11	38
Trustee Fees	15	16	24
Professional Fees	10	11	29
Custody Fees	3	5	183
Registration Fees	4	5	16
Printing Fees	4	4	14
Interest Expense	1	—	—
Insurance and Other Expenses	6	6	59
Total Expenses	1,108	964	6,282
Less, Waiver of:
Investment Advisory Fees	(16)	—	(51)
Shareholder Servicing Fees — Class N	—	—	—
Net Expenses	1,092	964	6,231

Net Investment Income	3,007	683	(3,542)
Net Realized Gain (Loss) from:
Securities Transactions	98	5,175	(3,204)
Foreign Currency Transactions	—	—	(961)
Net Change in Unrealized Appreciation on:
Investments	20,219	2,760	52,299
Foreign Currency Translations	—	—	635
Net Increase in Net Assets Resulting from Operations	$23,324	$8,618	$45,227

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

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CITY NATIONAL ROCHDALE FUNDS | PAGE 111

statements of changes in net assets (000)
For the six months ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	City National Rochdale Government Money Market Fund		City National Rochdale Prime Money Market Fund
	2016	2015	2016	2015
OPERATIONS:
Net Investment Income	$266	$397	$81	$105
Net Realized Gain (Loss) from Security Transactions	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	266	397	81	105

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(13)	(6)
Class N	(197)	(301)	(19)	(33)
Class S	(44)	(70)	(17)	(25)
Servicing Class	(25)	(26)	(32)	(41)
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	—	—	—	—
Servicing Class	—	—	—	—
Total Dividends and Distributions	(266)	(397)	(81)	(105)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	106,696	103,267
Shares Issued in Lieu of Dividends and Distributions	—	—	12	5
Shares Redeemed	—	—	(64,338)	(89,242)
Increase in Net Assets from Institutional Class Share Transactions	—	—	42,370	14,030

Class N:
Shares Issued	2,298,678	3,753,981	278,646	701,569
Shares Issued in Lieu of Dividends and Distributions	165	252	14	23
Shares Redeemed	(2,330,766)	(3,969,801)	(295,642)	(743,764)
Increase (Decrease) in Net Assets from Class N Share Transactions	(31,923)	(215,568)	(16,982)	(42,172)

Class S:
Shares Issued	770,869	1,307,608	596,902	1,030,737
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(635,119)	(1,345,358)	(592,459)	(970,164)
Increase (Decrease) in Net Assets from Class S Share Transactions	135,750	(37,750)	4,443	60,573

Servicing Class:
Shares Issued	557,454	1,454,606	675,590	1,141,621
Shares Issued in Lieu of Dividends and Distributions	—	—	7	11
Shares Redeemed	(548,124)	(1,357,973)	(661,168)	(1,199,419)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	9,330	96,633	14,429	(57,787)

Net Increase (Decrease) in Net Assets from Share Transactions	113,157	(156,685)	44,260	(25,356)
Total Increase (Decrease) in Net Assets	113,157	(156,685)	44,260	(25,356)

NET ASSETS:
Beginning of Year/Period	3,935,556	4,092,241	1,023,952	1,049,308
End of Year	$4,048,713	$3,935,556	$1,068,212	$1,023,952
Undistributed (Distributions in excess of) net investment income	$1	$1	$—	$—

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

City National Rochdale California Tax Exempt Money Market Fund		City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund
2016	2015	2016	2015	2016	2015

$45	$88	$523	$693	$1,284	$2,364
16	36	16	124	(1,302)	115
—	—	264	1,373	962	(1,927)
61	124	803	2,190	944	552

—	—	(241)	(352)	—	—
(29)	(62)	(3)	(2)	(37)	(63)
(3)	(8)	—	—	—	—
(13)	(22)	(252)	(354)	(1,227)	(2,301)

(24)	—	—	—	—	—
(3)	—	—	—	(10)	(35)
(11)	—	—	—	(300)	(1,106)
(83)	(92)	(496)	(708)	(1,574)	(3,505)

—	—	7,930	10,393	—	—
—	—	241	347	—	—
—	—	(4,340)	(9,674)	—	—
—	—	3,831	1,066	—	—

318,746	686,601	92	310	325	1,983
53	61	1	1	30	62
(353,631)	(715,932)	(537)	(461)	(1,058)	(1,546)
(34,832)	(29,270)	(444)	(150)	(703)	499

54,860	453,783	—	—	—	—
—	—	—	—	—	—
(67,463)	(474,800)	—	—	—	—
(12,603)	(21,017)	—	—	—	—

319,612	816,681	9,650	19,490	14,005	26,686
—	—	125	176	109	260
(302,171)	(792,229)	(14,275)	(43,478)	(18,977)	(35,461)
17,441	24,452	(4,500)	(23,812)	(4,863)	(8,515)

(29,994)	(25,835)	(1,113)	(22,896)	(5,566)	(8,016)
(30,016)	(25,803)	(806)	(21,414)	(6,196)	(10,969)

880,539	906,342	150,820	172,234	135,805	146,774
$850,523	$880,539	$150,014	$150,820	$129,609	$135,805
$(4)	$(4)	$31	$4	$21	$1

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

statements of changes in net assets/ consolidated statements of changes in net assets (000)
For the six months ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
	2016	2015	2016	2015
OPERATIONS:
Net Investment Income	$691	$1,216	$14,909	$22,889
Net Realized Gain (Loss) from:
Security Transactions and Affiliated Investments	86	129	464	162
Distributions of Realized Gains from Investment Company Shares	—	—	—	—
Foreign Currency Transactions	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments, Affiliated Investments and Futures Contracts	630	6	13,477	(4,980)
Foreign Currency Translations	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,407	1,351	28,850	18,071

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	—	—
Class N	(72)	(126)	(7,877)	(11,345)
Servicing Class	(615)	(1,090)	(6,906)	(11,151)
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	(4)	(52)	(88)	(36)
Servicing Class	(32)	(355)	(73)	(38)
Total Dividends and Distributions	(723)	(1,623)	(14,944)	(22,570)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—	—

Class N:
Shares Issued	4,152	4,360	94,862	214,782
Shares Issued in Lieu of Dividends and Distributions	36	111	4,866	7,366
Shares Redeemed	(1,954)	(4,001)	(41,577)	(38,116)
Increase (Decrease) in Net Assets from Class N Share Transactions	2,234	470	58,151	184,032

Servicing Class:
Shares Issued	12,548	33,934	63,150	134,840
Shares Issued in Lieu of Dividends and Distributions	52	115	426	563
Shares Redeemed	(14,617)	(18,007)	(15,827)	(37,325)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(2,017)	16,042	47,749	98,078
Net Increase (Decrease) in Net Assets from Share Transactions	217	16,512	105,900	282,110
Total Increase (Decrease) in Net Assets	901	16,240	119,806	277,611

NET ASSETS:
Beginning of Year/Period	97,893	81,653	699,662	422,051
End of Year	$98,794	$97,893	$819,468	$699,662
Undistributed (distribution in excess of) net investment income	$7	$3	$649	$523

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

City National Rochdale High Yield Bond Fund		City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Multi-Asset Fund
2016	2015	2016	2015	2016	2015	2016	2015

$2,590	$5,695	$2,779	$4,433	$47,164	$76,871	$144	$263

(2,312)	(271)	(1,261)	792	(50,025)	(7,681)	(742)	(395)
—	—	—	—	—	—	49	85
82	72	—	—	(1,794)	8,290	—	—

(2,138)	(9,010)	2,294	(2,189)	11,889	(90,387)	596	(697)
(50)	6	—	—	(2,829)	(1,795)	—	—
(1,828)	(3,508)	3,812	3,036	4,405	(14,702)	47	(744)

(1,255)	(2,379)	(143)	(244)	—	—	—	—
(653)	(1,278)	(2,610)	(4,288)	(64,883)	(93,437)	(37)	(177)
(781)	(2,049)	—	—	—	—	(114)	(75)

—	(1,868)	—	—	—	—	—	—
—	(1,142)	—	—	—	(6,421)	—	—
—	(1,982)	—	—	—	—	—	—
(2,689)	(10,698)	(2,753)	(4,532)	(64,883)	(99,858)	(151)	(252)

2,291	5,782	3,134	6,668	—	—	—	—
1,204	4,041	119	232	—	—	—	—
(3,927)	(6,571)	(7,316)	(39)	—	—	—	—
(432)	3,252	(4,063)	6,861	—	—	—	—

4,305	5,469	32,394	95,123	388,652	664,124	67	1,700
327	1,309	2,469	3,268	48,170	62,724	85	129
(6,359)	(8,540)	(26,984)	(46,217)	(232,514)	(361,831)	(1,200)	(3,712)
(1,727)	(1,762)	7,879	52,174	204,308	365,017	(1,048)	(1,883)

11,457	9,056	—	—	—	—	264	2,142
195	742	—	—	—	—	24	53
(15,037)	(21,350)	—	—	—	—	(516)	(3,637)
(3,385)	(11,552)	—	—	—	—	(228)	(1,442)
(5,544)	(10,062)	3,816	59,035	204,308	365,017	(1,276)	(3,325)
(10,061)	(24,268)	4,875	57,539	143,830	250,457	(1,380)	(4,321)

86,511	110,779	270,587	213,048	1,641,954	1,391,497	20,484	24,805
$76,450	$86,511	$275,462	$270,587	$1,785,784	$1,641,954	$19,104	$20,484
$(45)	$54	$93	$67	$(21,006)	$(3,287)	$4	$11

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

statements of changes in net assets/ consolidated statements of changes in net assets (000)
For the six months ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	City National Rochdale Dividend & Income Fund
	2016	2015
OPERATIONS:
Net Investment Income	$3,007	$5,012
Net Realized Gain (Loss) from:
Security Transactions	98	5,580
Foreign Currency Transactions	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,219	(10,600)
Foreign Currency Translations	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	23,324	(8)

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—
Class N	(3,071)	(5,817)
Servicing Class	—	—
Realized Capital Gains:
Institutional Class	(164)	—
Class N	—	—
Servicing Class	—	—
Total Dividends and Distributions	(3,235)	(5,817)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—
Shares Redeemed	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—

Class N:
Shares Issued	27,630	66,145
Shares Issued in Lieu of Dividends and Distributions	2,183	3,602
Shares Redeemed	(26,978)	(49,154)
Increase (Decrease) in Net Assets from Class N Share Transactions	2,835	20,593

Servicing Class:
Shares Issued	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—
Shares Redeemed	—	—
Increase in Net Assets from Servicing Class Share Transactions	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	2,835	20,593
Total Increase in Net Assets	22,924	14,768

NET ASSETS:
Beginning of Year/Period	187,685	172,917
End of Year	$210,609	$187,685
Undistributed (Distributions in excess of) net investment income	$(69)	$(5)

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

City National Rochdale U.S. Core Equity Fund		City National Rochdale Emerging Markets Fund
2016	2015	2016	2015

$683	$947	$(3,542)	$1,498

5,175	1,411	(3,204)	(7,454)
—	—	(961)	(1,325)

2,760	242	52,299	(71,965)
—	—	635	(270)
8,618	2,600	45,227	(79,516)

—	(53)	—	—
(294)	(278)	(228)	(2,025)
(440)	(542)	—	—

—	(621)	—	—
(710)	(9,079)	—	—
(739)	(10,078)	—	—
(2,183)	(20,651)	(228)	(2,025)

—	—	—	—
—	674	—	—
(7,205)	(8)	—	—
(7,205)	666	—	—

8,266	19,775	253,285	357,980
877	8,212	162	1,003
(9,222)	(14,129)	(147,366)	(175,750)
(79)	13,858	106,081	183,233

13,776	35,806	—	—
22	64	—	—
(11,140)	(25,710)	—	—
2,658	10,160	—	—
(4,626)	24,684	106,081	183,233
1,809	6,633	151,080	101,692

213,843	207,210	684,182	582,490
$215,652	$213,843	$835,262	$684,182
$37	$88	$(3,599)	$171

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

consolidated statement of cash flows (000)
For the six months ended March 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$4,405
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(1,257,129)
Proceeds from disposition of investment securities	1,069,978
Amortization (accretion of market discount)	(6,800)
Premium payments	(1,053)
Net realized loss on investments	50,025
Net change in unrealized appreciation on investments	(11,889)

Changes in assets:
Receivable for investment securities sold	7,490
Dividends and interest receivable	(2,507)
Unrealized gain on forward currency contracts	385
Prepaid expenses	(7)
Foreign tax reclaim receivable	81

Changes in liabilities:
Payable for investment securities purchased	12,677
Unrealized loss on forward foreign currency contracts	2,415
Investment advisory fees payable	57
Shareholder servicing and distribution fees payable	(318)
Administrative fees payable	3
Accrued expense payable	36
Net cash used in operating activities	(132,151)

Cash Flows from Financing Activities:
Proceeds from shares issued	429,560
Cost of shares redeemed	(232,472)
Distributions	(64,883)
Net cash provided by financing activities	132,205
Net change in cash	54
Cash at beginning of year	5,882
Cash at end of year/period	$5,936

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

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CITY NATIONAL ROCHDALE FUNDS | PAGE 119

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2016 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$2,926,860	0.23%	0.01%	0.87%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	2,958,782	0.10	0.01	0.87
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	3,174,351	0.08	0.01	0.88
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	3,040,396	0.13	0.01	0.97
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	2,808,068	0.14	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	2,926,120	0.14	0.02	1.11
Class S (commenced operations on October 6, 1999)
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$803,932	0.24%	0.01%	1.07%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	668,183	0.10	0.01	1.07
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	705,932	0.08	0.01	1.08
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	475,151	0.12	0.01	1.11
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	288,922	0.14	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.01	291,194	0.15	0.01	1.11
Servicing Class (commenced operations on April 3, 2000)^^
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$317,921	0.24%	0.01%	0.57%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	308,591	0.10	0.01	0.57
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	211,958	0.08	0.01	0.58
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	128,423	0.12	0.01	0.61
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	96,452	0.14	0.01	0.61
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	51,705	0.14	0.03	0.61
City National Rochdale Prime Money Market Fund
Institutional Class (commenced operations on December 19, 2012)
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$110,375	0.37%	0.01%	0.32%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	68,005	0.18	0.01	0.32
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	53,975	0.15	0.01	0.33
2013	1.00	0.000	^	(0.000	)^	1.00	0.02	11,207	0.18	0.02	0.35
Class N (commenced operations on October 18, 1999)
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$274,310	0.36%	0.01%	0.87%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	291,291	0.18	0.01	0.87
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	333,463	0.15	0.01	0.88
2013	1.00	0.000	^	(0.000	)^	1.00	0.02	424,972	0.20	0.02	0.96
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	394,036	0.24	0.01	1.10
2011	1.00	0.000	^	(0.000	)^	1.00	0.03	450,282	0.25	0.03	1.10
Class S (commenced operations on October 26, 1999)
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$263,252	0.37%	0.01%	1.07%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	258,809	0.15	0.01	1.07
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	198,237	0.15	0.01	1.08
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	207,252	0.21	0.01	1.09
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	256,060	0.24	0.01	1.10
2011	1.00	0.000	^	0.000	^	1.00	0.02	265,116	0.27	0.01	1.10
Servicing Class (commenced operations on March 23, 1998)^^
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$420,275	0.37%	0.01%	0.57%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	405,847	0.18	0.01	0.57
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	463,633	0.15	0.01	0.58
2013	1.00	0.000	^	(0.000	)^	1.00	0.02	613,445	0.19	0.02	0.59
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	506,728	0.23	0.02	0.60
2011	1.00	0.001	^	(0.001)		1.00	0.06	630,250	0.22	0.05	0.60
City National Rochdale California Tax Exempt Money Market Fund
Class N (commenced operations on June 21, 1999)
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$559,469	0.09%	0.01%	0.89%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	594,315	0.06	0.01	0.89
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	623,561	0.05	0.01	0.90
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	673,208	0.11	0.01	0.97
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	666,532	0.12	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	628,163	0.17	0.02	1.12
Class S (commenced operations on November 12, 1999)
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$47,793	0.09%	0.01%	1.09%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	60,397	0.06	0.01	1.09
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	81,412	0.05	0.01	1.10
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	79,312	0.11	0.01	1.11
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	99,970	0.12	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.01	78,221	0.17	0.01	1.12
Servicing Class (commenced operations on April 3, 2000)^^
2016	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$243,261	0.09%	0.01%	0.59%
2015	1.00	0.000	^	(0.000	)^	1.00	0.01	225,827	0.06	0.01	0.59
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	201,369	0.05	0.01	0.60
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	165,740	0.10	0.01	0.61
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	137,665	0.12	0.01	0.61
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	169,932	0.16	0.02	0.62

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.001.
^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2016	$10.59	$0.05	$0.01	$(0.04)	$—		$10.61	0.60%	$62,264	0.53%	0.86%	0.59%	19%
2015	10.49	0.06	0.10	(0.06)	—		10.59	1.55	58,301	0.53	0.59	0.57	37
2014	10.47	0.06	0.02	(0.06)	—		10.49	0.80	56,722	0.53	0.59	0.57	59
2013	10.73	0.11	(0.23)	(0.14)	—		10.47	(1.11)	56,351	0.54	1.03	0.52	28
2012	10.75	0.05	0.04	(0.11)	—		10.73	0.01	55,502	0.55	0.96	0.53	55
Class N (commenced operations on April 13, 2000)
2016	$10.60	$0.02	$0.02	$(0.02)	$—		$10.62	0.35%	$1,451	1.03%	0.35%	1.09%	19%
2015	10.51	0.01	0.09	(0.01)	—		10.60	0.95	1,895	1.03	0.08	1.07	37
2014	10.49	0.01	0.02	(0.01)	—		10.51	0.29	2,027	1.03	0.10	1.07	59
2013	10.75	0.04	(0.21)	(0.09)	—		10.49	(1.60)	2,505	1.03	0.38	1.02	28
2012	10.77	0.06	0.05	(0.12)	(0.01)		10.75	0.01	2,970	1.03	0.56	1.03	55
2011	10.68	0.12	0.15	(0.18)	—		10.77	2.60	2,940	0.95	1.17	1.03	86
Servicing Class (commenced operations on January 14, 2000)^
2016	$10.58	$0.03	$0.02	$(0.03)	$—		$10.60	0.47%	$86,299	0.78%	0.61%	0.84%	19%
2015	10.49	0.04	0.09	(0.04)	—		10.58	1.21	90,624	0.78	0.33	0.82	37
2014	10.47	0.04	0.02	(0.04)	—		10.49	0.54	113,485	0.78	0.34	0.82	59
2013	10.72	0.07	(0.20)	(0.12)	—		10.47	(1.26)	114,953	0.79	0.62	0.77	28
2012	10.75	0.09	0.03	(0.14)	(0.01)		10.72	0.01	124,121	0.77	0.83	0.78	55
2011	10.66	0.15	0.15	(0.21)	—		10.75	2.86	175,866	0.70	1.40	0.78	86
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2016	$10.45	$0.09	$(0.02)	$(0.09)	$(0.02)		$10.41	0.68%	$3,682	1.01%	1.70%	1.09%	15%
2015	10.67	0.15	(0.14)	(0.15)	(0.08)		10.45	0.14	4,411	1.01	1.42	1.07	32
2014	10.71	0.14	0.03	(0.14)	(0.07)		10.67	1.64	4,008	1.01	1.32	1.07	37
2013	10.91	0.16	(0.10)	(0.17)	(0.09)		10.71	0.49	3,100	1.00	1.51	1.00	29
2012	10.59	0.22	0.37	(0.22)	(0.05)		10.91	0.06	2,535	1.00	2.05	1.00	31
2011	10.89	0.29	(0.30)	(0.29)	—		10.59	(0.10)	2,481	1.00	2.69	1.00	40
Servicing Class (commenced operations on January 14, 2000)^
2016	$10.44	$0.10	$(0.03)	$(0.10)	$(0.02)		$10.39	0.72%	$125,927	0.76%	1.88%	0.84%	15%
2015	10.66	0.18	(0.14)	(0.18)	(0.08)		10.44	0.39	131,394	0.76	1.67	0.82	32
2014	10.70	0.17	0.03	(0.17)	(0.07)		10.66	1.89	142,766	0.76	1.57	0.82	37
2013	10.90	0.19	(0.11)	(0.19)	(0.09)		10.70	0.75	135,184	0.75	1.77	0.75	29
2012	10.58	0.25	0.37	(0.25)	(0.05)		10.90	0.06	133,787	0.75	2.30	0.75	31
2011	10.88	0.32	(0.30)	(0.32)	—		10.58	0.15	111,563	0.75	2.94	0.75	40
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2016	$10.71	$0.06	$0.07	$(0.06)	$(0.00	)(3)	$10.78	1.29%	$13,700	0.88%	1.17%	0.99%	8%
2015	10.74	0.12	0.02	(0.12)	(0.05)		10.71	1.30	11,386	0.88	1.10	1.00	10
2014	10.54	0.13	0.22	(0.13)	(0.02)		10.74	3.31	10,955	0.88	1.17	1.02	36
2013	10.86	0.18	(0.22)	(0.18)	(0.10)		10.54	(0.45)	8,197	0.87	1.64	0.86	34
2012	10.70	0.22	0.23	(0.22)	(0.07)		10.86	4.32	6,093	0.83	2.07	0.86	27
2011	10.73	0.26	0.01	(0.26)	(0.04)		10.70	2.65	4,563	0.75	2.46	0.87	26
Servicing Class (commenced operations on January 14, 2000)^
2016	$10.68	$0.08	$0.07	$(0.08)	$(0.00	)(3)	$10.75	1.41%	$85,094	0.63%	1.43%	0.74%	8%
2015	10.71	0.14	0.03	(0.15)	(0.05)		10.68	1.56	86,507	0.63	1.36	0.75	10
2014	10.51	0.15	0.22	(0.15)	(0.02)		10.71	3.58	70,698	0.63	1.43	0.77	36
2013	10.83	0.20	(0.22)	(0.20)	(0.10)		10.51	(0.20)	59,149	0.62	1.91	0.62	34
2012	10.67	0.25	0.23	(0.25)	(0.07)		10.83	4.59	51,840	0.58	2.34	0.61	27
2011	10.70	0.29	0.01	(0.29)	(0.04)		10.67	2.92	53,464	0.50	2.73	0.62	26
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2016	$10.67	$0.21	$0.20	$(0.21)	$—	^	$10.87	3.85%	$448,225	1.02%	3.83%	1.02%	1%
2015	10.71	0.41	(0.04)	(0.41)	—	^	10.67	3.55	382,461	1.04	3.85	1.03	2
2014	10.00	0.32	0.71	(0.32)	—		10.71	10.38	201,200	1.08	4.02	1.08	1
Servicing Class (commenced operations on December 30, 2013)
2016	$10.68	$0.22	$0.20	$(0.22)	$—	^	$10.88	3.98%	$371,243	0.77%	4.08%	0.77%	1%
2015	10.72	0.44	(0.04)	(0.44)	—	^	10.68	3.81	317,201	0.79	4.10	0.79	2
2014	10.00	0.34	0.72	(0.34)	—		10.72	10.68	220,851	0.83	4.27	0.84	1

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	Amount represents less than $0.01.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2016 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)		Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)		Portfolio Turnover Rate
City National Rochdale High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2016		$7.58	$0.24	$(0.38)	$(0.25)	$—	$7.19	(1.63)%	$35,942	0.76%		6.72%	0.89%		35%
2015		8.76	0.49	(0.77)	(0.49)	(0.41)	7.58	(3.47)	38,274	0.70		5.94	0.83		77
2014		8.59	0.53	0.19	(0.53)	(0.02)	8.76	8.49	40,639	0.70		5.98	0.78		59
2013		8.64	0.60	(0.05)	(0.60)	—	8.59	6.49	39,219	0.75		6.87	0.75		56
2012		8.39	0.43	0.26	(0.44)	—	8.64	8.39	40,891	0.85		7.66	0.85		41
Class N (commenced operations on January 14, 2000)
2016		$7.58	$0.23	$(0.38)	$(0.24)	$—	$7.19	(2.01)%	$18,208	1.26%		6.21%	1.38%		35%
2015		8.76	0.44	(0.76)	(0.45)	(0.41)	7.58	(3.94)	21,063	1.20		5.43	1.33		77
2014		8.59	0.49	0.18	(0.48)	(0.02)	8.76	7.95	26,166	1.20		5.49	1.28		59
2013		8.64	0.56	(0.05)	(0.56)	—	8.59	5.95	34,371	1.27		6.37	1.26		56
2012		7.98	0.62	0.66	(0.62)	—	8.64	16.56	38,629	1.38		7.43	1.39		41
2011		8.31	0.69	(0.33)	(0.69)	—	7.98	4.14	28,672	1.30		8.12	1.40		56
Servicing Class (commenced operations on January 14, 2000)^
2016		$7.58	$0.23	$(0.37)	$(0.25)	$—	$7.19	(1.89)%	$22,300	1.00%		6.40%	1.13%		35%
2015		8.76	0.47	(0.77)	(0.47)	(0.41)	7.58	(3.71)	27,174	0.95		5.67	1.08		77
2014		8.59	0.51	0.19	(0.51)	(0.02)	8.76	8.22	43,974	0.95		5.83	1.02		59
2013		8.63	0.58	(0.04)	(0.58)	—	8.59	6.35	88,949	0.99		6.58	0.99		56
2012		7.98	0.65	0.65	(0.65)	—	8.63	16.77	74,245	1.08		7.76	1.09		41
2011		8.31	0.72	(0.33)	(0.72)	—	7.98	4.45	65,829	1.00		8.43	1.10		56
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2016		$26.12	$0.32	$0.11	$(0.33)	$—	$26.22	1.65%	$11,555	0.51%		2.46%	0.52%		16%
2015		26.23	0.60	(0.11)	(0.60)	—	26.12	1.87	15,574	0.51		2.29	0.53		21
2014		25.89	0.53	0.33	(0.52)	—	26.23	3.35	8,784	0.51		2.57	0.52		28
Class N (commenced operations on December 31, 1999)
2016		$26.11	$0.26	$0.10	$(0.26)	$—	$26.21	1.41%	$263,907	1.01%		2.03%	1.02%		16%
2015		26.23	0.47	(0.12)	(0.47)	—	26.11	1.34	255,013	1.01		1.79	1.03		21
2014		25.89	0.57	0.34	(0.57)	—	26.23	3.54	204,264	1.01		2.17	1.04		28
2013	*	26.76	0.60	(0.85)	(0.62)	—	25.89	(0.96)	155,740	1.02		3.04	1.04		21
2012		25.68	0.95	1.08	(0.95)	—	26.76	7.99	130,359	1.13		3.59	1.12		26
2011		25.89	0.97	(0.23)	(0.95)	—	25.68	2.88	107,957	1.15		3.74	1.15		58
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2016		$25.22	$0.70	$(0.67)	$(0.96)	$—	$24.29	0.15%	$1,785,784	1.10	%(5)	5.64%	1.10	%(5)	32%
2015		27.19	1.34	(1.59)	(1.60)	(0.12)	25.22	(0.88)	1,641,954	1.10	(4)	5.08	1.12	(4)	73
2014		26.83	1.28	0.38	(1.17)	(0.13)	27.19	6.20	1,391,497	1.11	(3)	4.65	1.12	(3)	82
2013	*	27.20	1.28	(0.43)	(1.22)	— ^^	26.83	3.16	924,444	1.08		6.24	1.11		52
2012		26.16	1.70	1.04	(1.64)	(0.06)	27.20	10.70	654,095	1.12		6.29	1.12		41
2011		27.34	1.58	(1.02)	(1.45)	(0.29)	26.16	2.04	497,684	1.16		5.80	1.16		60

*

For the nine months ended September 30, 2013, and the year or period ended December 31. Effective March 29, 2013, Rochdale Investment Trust’s Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (each a “Predecessor Fund”) were merged into City National Rochdale Funds’ City National Rochdale Intermediate Fixed Income Fund and City National Rochdale Fixed Income Opportunities Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
^^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.10%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.11%, respectively.
(5)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Multi-Asset Fund
Class N (commenced operations on October 1, 2007)
2016		$10.48	$0.07	$(0.04)	$—	$(0.08)	$—	$—	$10.43	0.25%	$14,949	1.49%	1.41%	1.74%	29%
2015		11.01	0.12	(0.54)	—	(0.11)	—	—	10.48	(3.84)	16,080	1.50	1.09	1.69	67
2014		10.70	0.07	0.32	—	(0.08)	—	—	11.01	3.67	18,760	1.49	0.63	1.53	75
2013		10.44	0.15	0.29	—	(0.18)	—	—	10.70	4.25	21,966	1.09	1.45	1.10	56
2012		9.88	0.18	0.57	—	(0.19)	—	—	10.44	7.61	25,001	1.09	1.72	1.10	89
2011		10.36	0.17	(0.48)	—	(0.17)	—	—	9.88	(3.11)	26,377	1.09	1.57	1.10	67
Servicing Class (commenced operations on October 1, 2007)^^
2016		$10.49	$0.09	$(0.06)	$—	$(0.09)	$—	$—	$10.43	0.28%	$4,155	1.24%	1.66%	1.49%	29%
2015		11.02	0.15	(0.54)	—	(0.14)	—	—	10.49	(3.59)	4,404	1.25	1.35	1.43	67
2014		10.71	0.10	0.32	—	(0.11)	—	—	11.02	3.94	6,045	1.24	0.87	1.29	75
2013		10.45	0.18	0.29	—	(0.21)	—	—	10.71	4.51	4,938	0.84	1.70	0.84	56
2012		9.88	0.20	0.57	—	(0.20)	—	—	10.45	7.89	7,230	0.84	1.99	0.84	89
2011		10.37	0.19	(0.48)	—	(0.20)	—	—	9.88	(2.97)	19,084	0.84	1.76	0.85	67
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2016		$34.22	$0.55	$3.68	$—	$(0.56)	$—	$—	$37.89	12.52%	$210,609	1.11%	3.06%	1.13%	2%
2015		35.08	0.94	(0.72)	—	(1.08)	—	—	34.22	0.53	187,685	1.11	2.60	1.13	13
2014		32.25	0.95	2.96	—	(1.08)	—	—	35.08	12.20	172,917	1.09	2.74	1.14	16
2013	*	29.07	0.62	3.37	—	(0.54)	—	(0.27)	32.25	13.74	155,807	1.16	2.55	1.19	17
2012		28.06	0.92	1.17	—	(0.92)	—	(0.16)	29.07	7.49	116,138	1.38	3.18	1.37	13
2011		26.73	0.90	1.46	0.01	(0.88)	—	(0.16)	28.06	9.02	107,012	1.40	3.27	1.40	21
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2016		$13.04	$0.06	$0.49	$—	$(0.07)	$(0.09)	$—	$13.43	4.19%	$13	0.51%	0.91%	0.51%	22%
2015		14.21	0.11	0.13	—	(0.10)	(1.31)	—	13.04	1.79	6,870	0.52	0.79	0.52	32
2014		12.13	0.08	2.30	—	(0.08)	(0.22)	—	14.21	19.86	6,759	0.53	0.59	0.53	60
2013		10.00	0.14	2.08	—	(0.09)	—	—	12.13	22.23	—	0.00 (3)	1.57	0.00 (3)	32
Class N (commenced operations on December 3, 2012)
2016		$12.92	$0.03	$0.48	$—	$(0.04)	$(0.09)	$—	$13.30	3.90%	$105,709	1.02%	0.49%	1.02%	22%
2015		14.09	0.04	0.14	—	(0.04)	(1.31)	—	12.92	1.31	102,753	1.02	0.29	1.02	32
2014		12.08	0.01	2.23	—	(0.01)	(0.22)	—	14.09	18.80	97,205	1.03	0.09	1.04	60
2013		10.00	0.05	2.08	—	(0.05)	—	—	12.08	21.33	66,145	0.99	0.52	0.99	32
Servicing Class (commenced operations on December 3, 2012)
2016		$12.93	$0.05	$0.48	$—	$(0.05)	$(0.09)	$—	$13.32	4.10%	$109,930	0.77%	0.74%	0.77%	22%
2015		14.11	0.07	0.13	—	(0.07)	(1.31)	—	12.93	1.48	104,220	0.77	0.54	0.77	32
2014		12.09	0.05	2.24	—	(0.05)	(0.22)	—	14.11	19.15	103,246	0.78	0.34	0.79	60
2013		10.00	0.07	2.08	—	(0.06)	—	—	12.09	21.60	68,919	0.74	0.73	0.74	32

*

For the nine months ended September 30, 2013, and the year or period ended December 31. Effective March 29, 2013, the Rochdale Investment Trust’s Rochdale Dividend & Income Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Funds’ City National Rochdale Dividend & Income Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
^^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	Amount represents less than 0.01%.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2016 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees		Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Emerging Markets Fund
Class N (commenced operations on December 14, 2011)
2016	$35.38	$(0.17)		$2.49	$—		$(0.01)	$—	$—	$37.69	6.59%	$835,262	1.61%	(0.92)%	1.63%	5%
2015	38.90	0.09		(3.48)	—		(0.13)	—	—	35.38	(8.74)	684,182	1.61	0.21	1.65	34
2014	34.24	0.22		4.55	—		(0.11)	—	—	38.90	13.96	582,490	1.61	0.58	1.64	42
2013*	32.31	0.33		1.60	—		—	—	—	34.24	5.97	294,040	1.62	1.31	1.69	25
2012	25.28	0.04		7.00	0.01		—	—	(0.02)	32.31	27.87	136,838	1.97	0.15	1.94	69
2011	25.00	(0.02	)(3)	0.30	—	^	—	—	—	25.28	1.12	5,934	2.25	(2.15)	9.74	6

*

For the nine months ended September 30, 2013, and the year or period ended December 31. Effective March 29, 2013, the Rochdale Investment Trust’s Rochdale Emerging Markets Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Funds’ City National Rochdale Emerging Markets Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 14 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”), City National Rochdale Prime Money Market Fund (“Prime Money Market Fund”), and City National Rochdale California Tax Exempt Money Market Fund (“California Money Market Fund”) (collectively, the “Money Market Funds”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale High Yield Bond Fund (“High Yield Bond Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); City National Rochdale Multi-Asset Fund (“Multi-Asset Fund”), City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”), City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”), and City National Rochdale Emerging Markets Fund (“Emerging Markets Fund”) (collectively, the “Equity Funds”).

On January 31, 2014, the Institutional Class of the Multi-Asset Fund closed.

On September 15, 2015, the Limited Maturity Fund Fixed Income Fund closed.

On January 8, 2016, the Socially Responsible Fund closed.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund and the Emerging Markets Fund, which are non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal

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notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using the fair value method of accounting. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the fair value method, the Fixed Income Opportunities Fund recognizes the initial investment in its Policies at the transaction price. In subsequent periods, the Fund re-measures the investment in its Policies at fair value daily and recognizes changes in fair value in earnings, less Policy premiums paid and continuing costs, plus proceeds from Policy maturities in the period in which the changes occur. Due to the inherent uncertainty of this method of valuation, the estimated values may differ significantly from the value that would have been used had a ready market value for the investment existed, and the difference could be material. Life settlement contracts are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2016, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Money Market Funds, which use a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally among the Funds, or (iv) a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Money Market Funds and Fixed Income Funds except for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Dividend & Income Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund, Multi-Asset Fund and Equity Funds except for the Emerging Markets Fund. Dividends from net investment income are declared and paid annually for the Emerging Markets Fund. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss upon the sale of a security resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain (loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within realized gain (loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the High Yield Bond Fund and the Fixed Income Opportunities Fund have entered into master netting arrangements, established within the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the High Yield Bond Fund and the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the High Yield Bond Fund and the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the High Yield Bond Fund and the Fixed Income Opportunities Fund.

For financial reporting purposes, the High Yield Bond Fund and the Fixed Income Opportunities Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is reported separately on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is noted in the Schedule of Investments/Consolidated Schedule of

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notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the High Yield Bond Fund and the Fixed Income Opportunities Fund from its counterparties are not fully collateralized, contractually or otherwise, the High Yield Bond Fund and the Fixed Income Opportunities Fund bear the risk of loss from counterparty nonperformance.

The following tables present, by derivative type, the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the High Yield Bond Fund and the Fixed Income Opportunities Fund at March 31, 2016 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts	$—	$—	$—	$—
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts	77	(77)	—	—

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts	$(45)	$—	$—	$(45)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts	(2,418)	77	—	(2,341)

Futures Contracts — To the extent consistent with their Investment Objective and Strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2016, if applicable.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% (5% in the case of the Money Market Funds) of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The City National Rochdale Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property,

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities, and gain from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2016, were $177,470,084, which represented 9.9% of the net assets of the Fixed Income Opportunities Fund.

Investments in Mauritius Subsidiary – To the extent that the Emerging Markets Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly-owned collective investment vehicle (the “Mauritius Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission that is also managed by City National Rochdale. The Mauritius Subsidiary was formed to allow the Fund’s investments in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Mauritius Subsidiary will seek to maintain residency in Mauritius.

Investment in Affiliated Security – The Funds may invest excess cash in the Money Market Funds. The Multi-Asset Fund also invests in other series of the Trust.

Deferred Offering Costs – Offering costs, including costs of printing initial prospectuses and legal and registration fees, are amortized over twelve months from inception of a Fund. As of March 31, 2016, deferred offering costs for the Municipal High Income Fund have been fully amortized.

3.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust and subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Money Market Funds and 0.25% of the

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notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

Class N Shares of the Fixed Income Funds, Multi-Asset Fund and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

US Bancorp Fund Services, LLC (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including City National Rochdale), which provide certain shareholder support for their customers who own Class N, Class S or Servicing Class Shares, as applicable. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of average daily net assets of the relevant class of each Fund. CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2016, CNB and City National Rochdale received $2,649,630 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, City National Bank or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Prime Money Market Fund	0.25
California Tax Exempt Money Market Fund	0.27
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.45
High Yield Bond Fund	0.60
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Multi-Asset Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40
Emerging Markets Fund	1.00

Guggenheim Partners Investment Management, LLC (“Guggenheim”) acts as the investment sub-adviser with respect to the High Yield Bond Fund.

Alcentra LTD, All Financial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Corp., GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Waddell & Reed Investment Management Company acts as the investment sub-adviser with respect to the Municipal High Income Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of average daily net assets) are as follows:

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
Institutional Class	n/a	0.38%	n/a
Class N	0.93%	0.93%	0.85%
Class S	1.13%	1.13%	1.05%
Servicing Class	0.63%	0.63%	0.55%

	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
Institutional Class	0.53%	n/a	n/a
Class N	1.03%	1.01%	0.88%
Servicing Class	0.78%	0.76%	0.63%

	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund	Multi-Asset Fund
Institutional Class	0.51%	n/a	n/a
Class N	1.01%	1.09%	1.49%
Servicing Class	n/a	n/a	1.24%

Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the City National Rochdale Municipal High Income Fund, City National Rochdale High Yield Bond Fund, City National Rochdale U.S. Core Equity Fund, City National Rochdale Dividend & Income Fund, and City National Rochdale Emerging Markets Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2016, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market Fund	$7,131	2016
	9,264	2017
	8,586	2018
Prime Money Market Fund	1,741	2016
	2,095	2017
	1,422	2018
California Tax Exempt Money Market Fund	2,275	2016
	2,592	2017
	2,470	2018
Government Bond Fund	5	2016
	67	2017
	74	2018
Corporate Bond Fund	83	2017
	89	2018
California Tax Exempt Bond Fund	3	2016
	99	2017
	109	2018
High Yield Bond Fund	6	2016
	101	2017
	128	2018
Intermediate Fixed Income Fund	16	2016
	59	2017
	43	2018
Fixed Income Opportunities Fund	42	2016
	263	2017
	248	2018
Multi-Asset Fund	11	2017
	44	2018
Dividend & Income Fund	23	2016
	90	2017
	44	2018
Emerging Markets Fund	115	2016
	145	2017
	291	2018

City National Rochdale, CNB, and the Administrator have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of each Fund of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the period ended March 31, 2016 (000):

	Shareholder Servicing Fee Waiver		Investment Advisory Fee Waiver	Administration Fee Waiver
Government Money Market Fund
Class N	$7,342	(1)	$1,153	$64
Class S	2,306	(1)	246	14
Servicing Class	461		130	8

Prime Money Market Fund
Institutional Class	$—		$38	$3
Class N	717	(1)	82	7
Class S	905	(1)	71	6
Servicing Class	586		143	11

California Tax Exempt Money Market Fund
Class N	$1,407	(1)	$600	$31
Class S	185	(1)	56	3
Servicing Class	320		259	13

(1)	Includes class specific distribution expenses.

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2016, were as follows for the Fixed Income Funds, Multi-Asset Fund and Equity Funds:

	Purchases			Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)		U.S. Gov’t (000)	Other (000)
Government Bond Fund	$16,902	$8,452		$19,596	$9,895
Corporate Bond Fund	250	17,708		15	29,649
California Tax Exempt Bond Fund	—	7,251		—	7,192
Municipal High Income Fund	—	55,444		—	6,106
High Yield Bond Fund	—	23,550	†	—	27,062	†
Intermediate Fixed Income Fund	10,503	27,957		5,217	39,487
Fixed Income Opportunities Fund	8,028	492,594	‡	994	321,840
Multi-Asset Fund*	—	5,049		—	5,422
Dividend & Income Fund	—	5,071		—	4,296
U.S. Core Equity	—	45,093		—	46,976
Emerging Markets Fund	—	114,559		—	33,068

*	Includes $870 (000) and $432 (000) of purchases and sales, respectively, of affiliated registered investment companies.

†	Includes 17a-7 related party transactions of $693 (000) and $2,203 (000), respectively.

‡	Includes 17a-7 related party transactions of $2,561 (000).

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

The following is a summary of the transactions with affiliates for the Multi-Asset Fund for the period ended March 31, 2016 (000):

	Corporate Bond Fund, Servicing Class	High Yield Bond Fund, Institutional Class
Beginning balance as of October 1, 2015	$1,300	$531
Purchases at Cost	—	870
Proceeds from Sales	(32)	(400)
Realized Gain (Loss)	(1)	(104)
Unrealized Gain (Loss)	(5)	41
Ending balance as of March 31, 2016	$1,262	$938

The following is a summary of the transactions with affiliates for the California Tax Exempt Bond Fund for the period ended March 31, 2016 (000):

Municipal High Income Fund
Beginning balance as of October 1, 2015	$—
Purchases at Cost	1,749
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	22
Ending balance as of March 31, 2016	$1,771

The Funds may also invest in the affiliated Money Market Funds to manage excess cash or to serve as margin or collateral for derivative positions.

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Purchases at Cost (000)	Proceeds from Sales (000)	Value 3/31/2016 (000)	Dividend Income (000)
Government Money Market Fund
Government Bond Fund	$20,452	$(18,806)	$1,845	$—
Municipal High Income Fund	55,230	(30,768)	57,570	3
Intermediate Fixed Income Fund	24,255	(24,076)	2,210	—
Fixed Income Opportunities Fund	14,646	(1,936)	12,769	—
Dividend & Income Fund	7,620	(6,742)	1,333	—
Emerging Markets Fund	71,141	(54,886)	36,442	2
Prime Money Market Fund
Corporate Bond Fund	12,951	(14,797)	297	—
High Yield Bond Fund	13,030	(12,640)	630	—
Multi-Asset Fund	2,274	(2,346)	1,285	—
U.S. Core Equity Fund	17,422	(18,941)	36	—
California Tax Exempt Money Market Fund
California Tax Exempt Bond Fund	17,298	(16,697)	2,337	—

6.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Management has analyzed the Funds’ tax position taken on Federal income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

Accordingly, the following permanent differences, primarily attributable to foreign currency transactions, a permanent ROC for investment in tax exempt investments in a taxable fund, REIT adjustments, investments in partnerships, realized gains (losses) on paydowns, net operating losses, return of capital distributions, distributions in excess of net investment income, investments in Passive Foreign Investment Companies and timing of distributions, were reclassified to/from the following accounts as of September 30, 2015:

	Increase (Decrease) Undistributed Net Investments Income (Loss) (000)	Increase (Decrease) Accumulated Net Realized Gain (Loss) (000)	Increase (Decrease) Paid-in Capital (000)
Government Money Market	$1	$(1)	$—
Government Bond Fund	17	(17)	—
California Tax Exempt Bond Fund	3	(3)	—
High Yield Bond Fund	59	(59)	—
Intermediate Fixed Income Fund	103	(103)	—
Fixed Income Opportunities Fund	6,322	(6,322)	—
Dividend & Income Fund	804	(555)	(249)
U.S. Core Equity Fund	14	(14)	—
Emerging Markets Fund	(1,325)	1,325	—

Amounts designated as “—” are either $0 or have been rounded to $0.

The tax character of dividends and distributions declared during the years ended September 30, 2015 and September 30, 2014 unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2015	$—	$397	$—	$—	$397
2014	—	378	—	—	378
Prime Money Market Fund
2015	—	105	—	—	105
2014	—	120	—	—	120
California Tax Exempt Money Market Fund
2015	90	2	—	—	92
2014	96	—	—	—	96
Government Bond Fund
2015	—	708	—	—	708
2014	—	750	—	—	750
Corporate Bond Fund
2015	—	2,423	1,082	—	3,505
2014	—	2,225	934	—	3,159
California Tax Exempt Bond Fund
2015	1,216	121	286	—	1,623
2014	1,008	—	127	—	1,135
Municipal High Income Fund
2015	22,487	83	—	—	22,570
2014^^	7,464	5	—	—	7,469
High Yield Bond Fund
2015	—	6,630	4,068	—	10,698
2014	—	7,732	355	—	8,087
Intermediate Fixed Income Fund
2015	—	4,532	—	—	4,532
2014	—	4,584	—	—	4,584
Fixed Income Opportunities Fund
2015	—	97,143	2,715	—	99,858
2014	—	54,067	5,256	—	59,323
Multi-Asset Fund
2015	—	252	—	—	252
2014	—	234	—	—	234
Dividend & Income Fund
2015	—	4,363	1,454	—	5,817
2014	—	5,449	—	—	5,449
U.S. Core Equity Fund
2015	—	2,073	18,578	—	20,651
2014	—	3,085	—	—	3,085
Emerging Markets Fund
2015	—	2,025	—	—	2,025
2014	—	1,072	—	—	1,072

^^	For the period December 30, 2013 (commencement of operations) through September 30, 2014.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

As of September 30, 2015, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$34	$—	$—	$—	$—	$(33)	$1
Prime Money Market Fund	—	9	—	(12)	—	—	(8)	(11)
California Tax Exempt Money Market Fund	5	34	—	—	—	—	(7)	32
Government Bond Fund	—	78	—	(81)	—	1,448	(74)	1,371
Corporate Bond Fund	—	180	115	—	—	(43)	(179)	73
California Tax Exempt Bond Fund	113	—	33	—	—	1,964	(110)	2,000
Municipal High Income Fund	2,337	88	16	—	—	8,457	(2,333)	8,565
High Yield Bond Fund	—	503	—	(13)	(263)	(9,058)	(450)	(9,281)
Intermediate Fixed Income Fund	—	76	—	(2,481)	—	1,552	(9)	(862)
Fixed Income Opportunities Fund	—	15,637	—	(789)	(24,124)	(96,769)	(538)	(106,583)
Multi-Asset Fund	—	11	—	(74)	(631)	(178)	(1)	(873)
Dividend & Income Fund	—	—	—	—	—	32,958	(6)	32,952
U.S. Core Equity Fund	—	88	855	—	—	29,855	—	30,798
Emerging Markets Fund	—	227	—	(2,121)	(5,735)	7,582	—	(47)

For tax purposes, the losses in the Funds generated prior to the Regulated Investment Company Modernization Act of 2010 can be carried forward for a maximum of eight years to offset any future net realized capital gains. As of September 30, 2015, the breakdown of capital loss carryforwards was as follows:

	Expiring September 30,
Fund	2017 (000)	2018 (000)	2019 (000)	Total (000)
Multi-Asset Fund	$(74)	$—	$—	$(74)

	Expiring December 31,
Fund	2016 (000)	2017 (000)	2018 (000)	Total (000)
Intermediate Fixed Income Fund	$—	$(192)	$(2,240)	$(2,432)

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2014, through September 30, 2015, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)*
Prime Money Market Fund	$(12)	$—	$(12)
Government Bond Fund	(81)	—	(81)
Intermediate Fixed Income Fund	(49)	—	(49)
Fixed Income Opportunities Fund	(765)	(24)	(789)
Emerging Markets Fund	(1,305)	(816)	(2,121)
High Yield Bond Fund	—	(13)	(13)

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended September 30, 2015, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
California Tax Exempt Money Market Fund	$2
Government Bond Fund	107
Intermediate Fixed Income Fund	343
Multi-Asset Fund	386
Dividend & Income Fund	4,416

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes as of March 31, 2016, for each of the Fixed Income Funds, Multi-Asset Fund and Equity Funds were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$147,907	$1,748	$(36)	$1,712
Corporate Bond Fund	127,854	1,526	(607)	919
California Tax Exempt Bond Fund	95,677	2,662	(68)	2,594
Municipal High Income Fund	786,960	36,634	(15,276)	21,358
High Yield Bond Fund	86,697	895	(12,097)	(11,202)
Intermediate Fixed Income Fund	268,663	5,246	(1,400)	3,846
Fixed Income Opportunities Fund	1,819,546	81,307	(133,744)	(52,437)
Multi-Asset Fund	18,658	801	(316)	485
Dividend & Income Fund	158,637	55,765	(4,847)	50,918
U.S. Core Equity Fund	183,131	34,045	(1,401)	32,644
Emerging Markets Fund	759,322	111,860	(50,217)	61,643

At March 31, 2016, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Multi-Asset Fund, the Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund, the Dividend & Income Fund and the Emerging Markets Fund may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

The Municipal High Income Fund, High Yield Bond Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Multi-Asset Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance policies (“Policies”). A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Funds – Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds invest in Certificates of Participation in a municipal obligation, which are subject to annual appropriation risk.

Emerging Markets Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

As long as the Emerging Markets Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Emerging Market Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

8.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2016, and the year ended September 30, 2015, were as follows (000):

	Government Money Market Fund		Prime Money Market Fund		California Tax Exempt Money Market Fund
	2016	2015	2016	2015	2016	2015
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	106,696	103,267	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	12	5	—	—
Shares redeemed	—	—	(64,338)	(89,241)	—	—
Net Institutional Class transactions	—	—	42,370	14,031	—	—
Class N:
Shares issued	2,298,678	3,753,980	278,646	701,569	318,746	686,601
Shares issued in Lieu of Dividends and Distributions	165	252	14	23	53	61
Shares redeemed	(2,330,766)	(3,969,801)	(295,641)	(743,764)	(353,632)	(715,932)
Net Class N transactions	(31,923)	(215,569)	(16,981)	(42,172)	(34,833)	(29,270)
Class S:
Shares issued	770,869	1,307,608	596,902	1,030,736	54,860	453,783
Shares redeemed	(635,119)	(1,345,358)	(592,459)	(970,164)	(67,463)	(474,800)
Net Class S transactions	135,750	(37,750)	4,443	60,572	(12,603)	(21,017)
Servicing Class:
Shares issued	557,454	1,454,606	675,589	1,141,621	319,612	816,680
Shares issued in Lieu of Dividends and Distributions	—	—	7	11	—	—
Shares redeemed	(548,123)	(1,357,973)	(661,168)	(1,199,419)	(302,172)	(792,228)
Net Servicing Class transactions	9,331	96,633	14,428	(57,787)	17,440	24,452

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

	Government Bond Fund		Corporate Bond Fund		California Tax Exempt Bond Fund
	2016	2015	2016	2015	2016	2015
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	750	985	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	23	33	—	—	—	—
Shares redeemed	(411)	(917)	—	—	—	—
Net Institutional Class transactions	362	101	—	—	—	—
Class N:
Shares issued	9	29	31	187	386	407
Shares issued in Lieu of Dividends and Distributions	—	—	3	6	3	10
Shares redeemed	(51)	(43)	(102)	(146)	(182)	(374)
Net Class N transactions	(42)	(14)	(68)	47	207	43
Servicing Class:
Shares issued	912	1,849	1,353	2,527	1,170	3,179
Shares issued in Lieu of Dividends and Distributions	12	17	11	25	5	11
Shares redeemed	(1,352)	(4,123)	(1,832)	(3,358)	(1,363)	(1,687)
Net Servicing Class transactions	(428)	(2,257)	(468)	(806)	(188)	1,503

	Municipal High Income Fund		High Yield Bond Fund		Intermediate Fixed Income Fund		Fixed Income Opportunities Fund
	2016	2015	2016	2015	2016	2015	2016	2015
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	318	707	120	254	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	166	501	5	9	—	—
Shares redeemed	—	—	(535)	(800)	(280)	(2)	—	—
Net Institutional Class transactions	—	—	(51)	408	(155)	261	—	—
Class N:
Shares issued	8,793	19,914	593	668	1,243	3,610	15,772	25,240
Shares issued in Lieu of Dividends and Distributions	451	685	45	163	95	124	1,978	2,433
Shares redeemed	(3,852)	(3,548)	(886)	(1,040)	(1,035)	(1,755)	(9,350)	(13,754)
Net Class N transactions	5,392	17,051	(248)	(209)	303	1,979	(8,400)	13,919
Servicing Class:
Shares issued	5,848	12,508	1,551	1,101	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	39	52	27	92	—	—	—	—
Shares redeemed	(1,464)	(3,463)	(2,062)	(2,629)	—	—	—	—
Net Servicing Class transactions	4,423	9,097	(484)	(1,436)	—	—	—	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

	Multi-Asset Fund		Dividend & Income Fund		U.S. Core Equity Fund
	2016	2015	2016	2015	2016	2015
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	52
Shares redeemed	—	—	—	—	(526)	(1)
Net Institutional Class transactions	—	—	—	—	(526)	51
Class N:
Shares issued	7	153	764	1,823	635	1,450
Shares issued in Lieu of Dividends and Distributions	8	12	60	100	65	640
Shares redeemed	(116)	(334)	(750)	(1,369)	(707)	(1,032)
Net Class N transactions	(101)	(169)	74	554	(7)	1,058
Servicing Class:
Shares issued	25	191	—	—	1,044	2,617
Shares issued in Lieu of Dividends and Distributions	2	5	—	—	2	4
Shares redeemed	(49)	(324)	—	—	(850)	(1,882)
Net Servicing Class transactions	(22)	(128)	—	—	196	739

	Emerging Markets Fund
	2016	2015
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	6,874	8,896
Shares issued in Lieu of Dividends and Distributions	4	25
Shares redeemed	(4,056)	(4,558)
Net Class N transactions	2,822	4,363

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

notes to financial statements/ consolidated notes to financial statements
March 31, 2016 (Unaudited)

9.	LINE OF CREDIT

The Funds, except for the Money Market Funds, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund were limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the period ended March 31, 2016, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Dividend & Income Fund	$50,000	$1	3.00%	$112	$944

Average borrowing activity was calculated using the number of days for amounts outstanding in the Dividend & Income Fund.

10.	REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940, as amended, which currently govern the operations of the Money Market Funds (the “MMFs”). The most significant change resulting from these amendments is a requirement that certain types of money market funds transact fund shares based on a market-based NAV. Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to ten business days in any 90-day period. The amendments have staggered compliance dates. The majority of these amendments will impact the MMFs beginning on October 14, 2016.

11.	SUBSEQUENT EVENTS

Effective April 1, 2016, Waddell & Reed Investment Management Company no longer serves as sub-adviser to the City National Rochdale Municipal High Income Fund, rather City National Rochdale, LLC has primary responsibility for the day-to-day management of the Fund.

On May 6, 2016, the SEC granted effectiveness for a new share class to the City National Rochdale Emerging Markets Funds, called Class Y shares.

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2016 and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2015, to March 31, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

disclosure of fund expenses (Unaudited) (Continued)

	Beginning Account Value 10/01/2015	Ending Account Value 3/31/2016	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,000.10	0.23%	$ 1.15
Class S	1,000.00	1,000.10	0.24%	1.20
Servicing Class	1,000.00	1,000.10	0.24%	1.20

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,023.85	0.23%	$ 1.16
Class S	1,000.00	1,023.80	0.24%	1.21
Servicing Class	1,000.00	1,023.80	0.24%	1.21

City National Rochdale Prime Money Market Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 1,000.10	0.37%	$ 1.85
Class N	1000.00	1,000.10	0.36%	1.80
Class S	1,000.00	1,000.10	0.37%	1.85
Servicing Class	1,000.00	1,000.10	0.37%	1.85

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,023.15	0.37%	$ 1.87
Class N	1000.00	1023.20	0.36%	1.82
Class S	1,000.00	1,023.15	0.37%	1.87
Servicing Class	1,000.00	1,023.15	0.37%	1.87

City National Rochdale California Tax Exempt Money Market Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,000.10	0.09%	$ 0.45
Class S	1,000.00	1,000.10	0.09%	0.45
Servicing Class	1,000.00	1,000.10	0.09%	0.40

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,024.55	0.09%	$ 0.46
Class S	1,000.00	1,024.55	0.09%	0.46
Servicing Class	1,000.00	1,024.60	0.09%	0.40

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 1,006.00	0.53%	$ 0.87
Class N	1,000.00	1,003.50	1.03%	5.17
Servicing Class	1,000.00	1,004.70	0.78%	3.91

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,022.35	0.53%	$ 2.68
Class N	1,000.00	1,019.85	1.03%	5.20
Servicing Class	1,000.00	1,021.10	0.78%	3.94

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,006.80	1.01%	$ 5.07
Servicing Class	1,000.00	1,007.20	0.76%	3.81

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.95	1.01%	$ 5.10
Servicing Class	1,000.00	1,021.20	0.76%	3.84

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,012.90	0.88%	$ 4.43
Servicing Class	1,000.00	1,014.10	0.63%	3.17

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,020.60	0.88%	$ 4.45
Servicing Class	1,000.00	1,021.85	0.63%	3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,038.50	1.02%	$ 5.20
Servicing Class	1,000.00	1,039.80	0.77%	3.93

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.90	1.02%	$ 5.15
Servicing Class	1,000.00	1,021.15	0.77%	3.89

City National Rochdale High Yield Bond Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 983.70	0.76%	$ 1.22
Class N	1,000.00	979.90	1.26%	6.24
Servicing Class	1,000.00	981.10	1.00%	4.95

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,021.20	0.76%	$ 3.84
Class N	1,000.00	1,018.70	1.26%	6.36
Servicing Class	1,000.00	1,020.00	1.00%	5.05

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

	Beginning Account Value 10/01/2015	Ending Account Value 3/31/2016	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 1,016.50	0.51%	$ 0.83
Class N	1,000.00	1,014.10	1.01%	5.09

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,022.245	0.51%	$ 2.58
Class N	1,000.00	1,019.95	1.01%	5.10

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,001.50	1.10%	$ 5.50

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.50	1.10%	$ 5.55

City National Rochdale Multi-Asset Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,001.50	1.49%	$ 7.46
Servicing Class	1,000.00	1,002.80	1.24%	6.21

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,017.55	1.49%	$ 7.52
Servicing Class	1,000.00	1,019.30	1.24%	6.26

City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,125.20	1.11%	$ 5.90

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.45	1.11%	$ 5.60

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 1,041.90	0.51%	$ 0.85
Class N	1,000.00	1,039.00	1.02%	5.20
Servicing Class	1,000.00	1,041.00	0.77%	3.93

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,022.45	0.51%	$ 2.58
Class N	1,000.00	1,019.90	1.02%	5.15
Servicing Class	1,000.00	1,021.15	0.77%	3.89

City National Rochdale Emerging Markets Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,065.90	1.61%	$ 8.32

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,016.95	1.61%	$ 8.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

board approval of advisory and sub-advisory agreements
(Unaudited)

The Board of Trustees (the “Board”) of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, five of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”). During the six months ended March 31, 2016, the Board and the Independent Trustees approved an amended advisory agreement that, if approved by the shareholders, would increase the annual advisory fee rate payable by the City National Rochdale Municipal High Income Fund (the “Fund”) to City National Rochdale, LLC (“CNR”), the Fund’s investment adviser, by 0.05% (the “Amended Management Agreement”). CNR recommended that the Board approve the Amended Management Agreement in connection with the pending termination of Waddell & Reed Investment Management Co. (“Waddell”), the Fund’s then-current sub-adviser, and the recent employment by CNR of a team of municipal high yield bond investment professionals (the “CNR Muni High Yield Team”) that would be providing portfolio management services to the Fund.

The terms of the Amended Management Agreement are substantially identical to those of the previous management agreement between CNR and the Trust with respect to the Fund, except that the advisory fee rate payable by the Fund under the Amended Management Agreement is 0.50% of the average annual daily net assets of the Fund. Under the previous management agreement, CNR was paid an annual advisory fee equal to 0.45% of the average annual daily net assets of the Fund.

At an in-person meeting on February 18, 2016, the Board of Trustees considered the Amended Management Agreement. The Board, including the Independent Trustees, voted unanimously to approve the Amended Management Agreement, and to approve the submission of the Amended Management Agreement to a vote of the shareholders of the Fund. A Special Meeting of Shareholders of the Fund will be held on June 15, 2016, at which shareholders of the Fund will be asked to approve the Amended Management Agreement.

General Information

The following information summarizes the Board’s considerations associated with its review of the Amended Management Agreement. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.

In advance of the meeting, the Board received information about the proposed Amended Management Agreement from CNR and SEI Investments Global Funds Services, the Trust’s administrator, certain portions of which are discussed below. The materials, among other things, included a memorandum from CNR setting forth CNR’s rationale for recommending approval of the Amended Management Agreement and the termination of Waddell as the Fund’s sub-adviser; information regarding the background and experience of the CNR Muni High Yield Team, which had been recently hired by CNR and would be providing portfolio management services to the Fund; reports of the performance of the Invesco High Yield Municipal Fund (the “Invesco Fund”), a mutual fund previously co-managed by the CNR Muni High Yield Team using the same investment strategies and investment style they would use to manage the Fund, over various periods ended December 31, 2015, compared to the returns of the Barclays High Yield Municipal Bond Index (the “Index”); and information regarding the proposed advisory fee and total expenses of the Fund compared with those of a group of comparable funds selected by CNR (the “Peer Group”) from Lipper, Inc.’s High Yield Municipal Debt Funds universe (the “Expense Universe”). Before voting on the proposed Amended Management Agreement, the Independent Trustees met with their independent counsel in a private session at which no representatives of CNR were present.

In approving the Amended Management Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. The Board and the Independent Trustees also took into account information they received at past meetings of the Board and its committees with respect to the services provided by CNR. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

CNR’s Recommendation

In considering the Amended Management Agreement, the Board considered the following information provided by CNR with respect to the Fund’s investment advisory arrangements:

●	CNR had hired the CNR Muni High Yield Team, a team of three senior experienced municipal high yield bond investment professionals, that was proposed to manage the Fund commencing April 1, 2016.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

●

The Invesco Fund, a mutual fund previously co-managed by the CNR Muni High Yield Team members, had outperformed the Index for most periods reviewed since the Invesco Fund’s inception, as described below.

●

When the Fund was established, CNR expected the day-to-day management of the Fund would be carried out by a sub-adviser (subject to CNR’s oversight) rather than directly by CNR. CNR anticipated that it would incur substantial increased costs as a result of internalizing the management of the Fund in connection with the following items, among others: providing the new municipal high yield team with new or additional facilities and equipment, support staff, technology and research resources; new and ongoing employee compensation expenses to attract and retain high quality professionals; and increased oversight and use of compliance and legal resources.

●

CNR believes the proposed advisory fee increase will allow CNR to continue to provide high quality services while maintaining a competitive expense ratio for shareholders, and will ensure the Fund can remain well-resourced to meet evolving needs as the Fund grows.

●

Although the Fund’s advisory fee rate would increase by 0.05%, due to CNR’s rebate structure for its separately managed account clients, the net advisory fees paid by the majority of CNR’s separately managed account clients (who comprise most of the Fund’s current shareholders) with respect to their investments in the Fund would be reduced for at least a period of two years following the effective date of the Amended Management Agreement.

●

CNR would bear the fees and expenses incurred by the Fund in connection with the shareholder approval of the Amended Management Agreement, including legal fees relating to the preparation of the proxy statement and any expenses in connection with the solicitation of proxies.

Nature, Extent and Quality of Services to be Provided by CNR

The Board considered the returns of the Invesco Fund. The meeting materials reviewed by the Board indicated that the annualized total returns of the Invesco Fund, which commenced in January 2008, for the one-, three-, five- and seven-year and since inception periods ended December 31, 2015, were higher than the returns of the Index. The materials also indicated that the returns of the Invesco Fund, compared to the returns of funds in Morningstar, Inc.’s High Yield Municipal Fund Group, performed in the top 10th percentile over the trailing 1- and 3-year periods ended December 31, 2015; in the top 20th percentile over the trailing 5- and 7-year periods ended December 31, 2015; and in the top 7th percentile since its inception on January 1, 2008.

The Board also considered the overall quality of services proposed to be provided by CNR to the Fund under the Amended Management Agreement. In doing so, the Board considered CNR’s specific responsibilities in management of the Fund, including the day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered its familiarity with CNR as the investment adviser to the other series of the Trust (the “CNR Funds”) and the overall quality of CNR’s organization, operations, and compliance structure. The Board and the Independent Trustees concluded that, based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services expected to be provided by CNR to the Fund under the Amended Management Agreement would be satisfactory.

Advisory Fee and Total Expenses

In reviewing the proposed advisory fee of the Fund, the Board considered information included in the meeting materials with respect to the Fund’s proposed advisory fee and total expenses. With respect to the proposed advisory fee, the meeting materials indicated that the proposed fee was lower than the average fees (gross of fee waivers) of the Peer Group and the Expense Universe, although the advisory fee was slightly above the average fees (net of fee waivers) of the Peer Group and the Expense Universe by 0.041% and 0.049%, respectively. The Board noted, however, that the proposed advisory fee for the Fund was within the middle 60% of advisory fees (net of fee waivers) of funds in the Expense Universe. The Board considered that CNR does not manage assets for any other clients using the same investment strategies as those used by the Fund, and therefore it could not compare the proposed advisory fee of the Fund with those of any other clients of CNR. The Board noted, however, that the proposed advisory fee for the Fund was within the range of fees charged by CNR to manage various other CNR Funds that also invest in fixed income securities, and that the proposed advisory fee was lower than the advisory fee of the Invesco Fund.

The Board considered that CNR currently rebates a portion of the advisory fees it charges to the majority of its separately managed account clients (“Account Fees”) that invest in the CNR Funds, including the Fund, in order to offset the advisory fees paid by those CNR Funds to and retained by CNR, and that

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

board approval of advisory and sub-advisory agreements
(Unaudited) (Continued)

although the Fund’s advisory fee would increase by 0.05% under the Amended Management Agreement, due to CNR’s rebate structure, the net advisory fee paid by those CNR separately managed account clients with respect to their investments in the Fund would be reduced.

The Board considered that approximately 0.38% of the Fund’s current advisory fee of 0.45% was paid to Waddell, the Fund’s then-current sub-adviser, and that CNR currently rebates the difference of approximately 0.07% to the majority of its separately managed account clients invested in the Fund, so that those managed account clients invested in the Fund in effect pay a net advisory fee of 0.38%. The Board noted that although CNR was proposing to increase the Fund’s advisory fee from 0.45% to 0.50%, for the majority of its separately managed account clients invested in the Fund, CNR was planning to rebate 0.25% of the fee back to those clients, so that those clients would in effect pay a net advisory fee of 0.25%. The Board considered CNR’s commitment to maintaining this 0.25% rebate for a period of at least two years, and noted that CNR had no current intention to change the fee credits after that two-year period. The Board noted that certain CNR separately managed account clients whose assets are custodied at City National Bank (representing approximately 18% of the Fund’s assets) pay lower Account Fees than CNR’s standard Account Fee pursuant to a historical fee schedule that has been discontinued, and those managed account clients would not receive any rebate with respect to their investments in the Fund. Subsequent to the February meeting, CNR informed the Board that it would rebate to such separately managed account clients amounts equal to 0.05% of the advisory fee paid with respect to their investment in the Fund. For those CNR clients, the net annual advisory fee rate paid with respect to the Fund would therefore remain the same. CNR is committed to maintaining this 0.05% rebate for a period of at least two years from the effective date of the Amended Management Agreement, and has no current intention to change the fee credits after that two-year period.

With respect to the total expenses proposed to be paid by the Fund, the meeting materials reviewed by the Board indicated that the total expenses for the Fund (Servicing Class shares) were below the average expenses (net of fee waivers) of the Expense Universe, but above the Peer Group average expenses (net of fee waivers) by 0.04%.

The Board and the Independent Trustees concluded that the compensation payable to CNR by the Fund under the Amended Management Agreement is fair and reasonable in light of the nature and quality of the services CNR was expected to provide to the Fund.

Profitability, Benefits to CNR and Economies of Scale

The Board considered information prepared by CNR relating to its current costs and profits with respect to the Fund and its estimated costs and profits with respect to the Fund under the Amended Management Agreement for a three-year period. The Board noted that CNR anticipated it would not realize a profit with respect to the Fund until after the first year following the proposed implementation of the advisory fee, and determined that the level of profitability under the Amended Management Agreement was reasonable. The Board also considered the benefits received by CNR and its affiliates as a result of its relationship with the Fund (other than investment advisory fees paid to CNR), including fees paid to affiliates of CNR such as City National Bank, City National Securities, Inc. and RIM Securities, LLC for providing certain shareholder servicing and sub-distribution services to the Fund; benefits to City National Bank’s brokerage and wealth management businesses as a result of the availability of the Fund to its customers; research services made available to CNR by broker-dealers that provide execution services to the Fund; and the intangible benefits to CNR and its affiliates of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board concluded that although there were no advisory fee breakpoints, significant economies of scale were not likely to be realized with respect to the Fund until the asset levels of the Fund were significantly higher than its current levels.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Amended Management Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Amended Management Agreement.

CITY NATIONAL ROCHDALE FUNDS | PAGE 146

shareholder voting proxy results (Unaudited)

On December 7, 2015, a Special Meeting of Shareholders of the City National Rochdale Socially Responsible Equity Fund was held to consider and act upon a proposal to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of City National Rochdale Socially Responsible Equity Fund (the “Target Fund”), a series of City National Rochdale Funds, to, and the assumption of all of the liabilities of the Target Fund by, the Baywood Socially Responsible Fund (the “Acquiring Fund”), a newly-created series of Forum Funds II, in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Target Fund to the holders of its shares in complete liquidation of the Target Fund. Shares were voted as follows:

	Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
For	23,651,472.806	99.934%	92.072%
Against	5,786.713	0.024%	0.022%
Abstain	9,624.378	0.040%	0.037%

CITY NATIONAL ROCHDALE FUNDS | PAGE 147

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CITY NATIONAL ROCHDALE FUNDS | PAGE 148

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

City National Rochdale
INVESTMENT MANAGEMENT

CNR-SA-004-0800

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 3, 2016

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date:	June 3, 2016

*	Print the name and title of each signing officer under his or her signature.